AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2006

                                                 REGISTRATION FILE NO. 333-72596
                                                                       811-04234
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                              --------------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |_|
                          PRE-EFFECTIVE AMENDMENT NO.                |_|
                        POST-EFFECTIVE AMENDMENT NO. 7               |X|

                                     AND/OR

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                        |_|

                               AMENDMENT NO. 16                      |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                         MONY AMERICA VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)


              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b) of Rule 485.

     |X|  on May 1, 2006 pursuant to paragraph (b) of Rule 485.

     |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     |_|  on              pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

             TITLE OF SECURITIES BEING REGISTERED: Units of interest in a separate account under flexible premium variable life insurance policies.

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MONY America Variable Account L

Variable Universal Life Insurance Policy


PROSPECTUS DATED MAY 1, 2006


Issued by


MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104

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The Policy described in this prospectus is currently not offered for sale. This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility.

We offer two death benefit options under the Policy. We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of one of the following portfolios:


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AIM Variable Insurance Funds -- Series I Shares
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o AIM V.I. Financial Services Fund          o AIM V.I. Technology Fund
o AIM V.I. Global Health Care Fund
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The Alger American Fund -- Class O Shares
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o Alger American Balanced Portfolio         o Alger American MidCap Growth
                                              Portfolio
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EQ Advisors Trust -- Class IA Shares
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o EQ/Government Securities Portfolio        o EQ/Money Market Portfolio
o EQ/Long Term Bond Portfolio
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EQ Advisors Trust -- Class IB Shares
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o EQ/Bear Stearns Small Company             o EQ/GAMCO Small Company Value
  Growth Portfolio                            Portfolio
o EQ/Boston Advisors Equity Income          o EQ/Montag and Caldwell Growth
  Portfolio                                   Portfolio
o EQ/Calvert Socially Responsible Portfo-   o EQ/PIMCO Real Return Portfolio
  lio                                       o EQ/UBS Growth and Income Portfolio
o EQ/Enterprise Moderate Allocation
  Portfolio
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Janus Aspen Series -- Service Shares
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o Flexible Bond Portfolio                   o International Growth Portfolio
o Forty Portfolio
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Lord Abbett Series Fund -- Class VC Shares
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o Bond-Debenture Portfolio                  o Mid-Cap Value Portfolio
o Growth and Income Portfolio
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MFS(R) Variable Insurance TrustSM -- Initial Class Shares
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o MFS(R) Mid Cap Growth Series              o MFS(R) Total Return Series
o MFS(R) New Discovery Series               o MFS(R) Utilities Series
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Old Mutual Insurance Series Fund
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o Old Mutual Mid-Cap Portfolio              o Old Mutual Select Value Portfolio
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PIMCO Variable Insurance Trust -- Administrative Class Shares
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o Global Bond Portfolio (Unhedged)          o StocksPLUS Growth and Income
o Real Return Portfolio                       Portfolio
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The Universal Institutional Funds, Inc. -- Class I Shares
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o Emerging Markets Equity Portfolio         o U.S. Real Estate Portfolio
o Global Value Equity Portfolio
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You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

This prospectus is used with current Owners only. You should note that the features, charges and investment options under the Policy may vary depending on the state where you reside and/or the date on which you purchased the Policy. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Policy.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          x01232
                                                                       MLA-VUL02

Table of contents
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1.  BENEFITS AND RISKS SUMMARY                                               1
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Policy benefits                                                              1
Policy risks                                                                 2
Portfolio risks                                                              2
Fee tables                                                                   4


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2.  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                          12
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MONY Life Insurance Company of America                                      12
MONY America Variable Account L                                             12
Changes to the Variable Account                                             12


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3.  THE PORTFOLIOS                                                          13
Your right to vote portfolio shares                                         16
Disregard of voting instructions                                            16


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4.  THE GUARANTEED INTEREST ACCOUNT                                         17
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5.  THE POLICY                                                              18
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Applying for a Policy                                                       18
Temporary insurance coverage                                                18
Backdating                                                                  18
Owner                                                                       18
Canceling the Policy                                                        18


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6. PREMIUMS                                                                 19
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General                                                                     19
Initial premium                                                             19
Tax-free "Section 1035" exchanges                                           19
Scheduled premiums                                                          19
Electronic payments                                                         20
Unscheduled premiums                                                        20
Repayment of outstanding debt                                               20
Allocating premiums                                                         20


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7.  HOW YOUR FUND VALUE VARIES                                              21
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Fund Value                                                                  21
Cash Value                                                                  21
Subaccount Values                                                           21
Subaccount Unit Value                                                       21
Guaranteed Interest Account Value                                           21


i  Table of contents

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8. TRANSFERS                                                                22
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Transfers by third parties                                                  22
Disruptive transfer activity                                                22


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9.  DEATH BENEFITS                                                          24
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Amount of Death Benefit proceeds payable                                    24
Death Benefit options                                                       24
Changing Death Benefit options                                              25
Changing the Specified Amount                                               25
Increases                                                                   25
Decreases                                                                   25


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10.  OTHER OPTIONAL INSURANCE BENEFITS                                      27
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Term Life Term Rider                                                        27
Additional Term Life Insurance Rider                                        27
Enhanced Maturity Extension Rider                                           27
Maturity Extension Rider                                                    27

Spouse's Yearly Renewable Term Rider/Other Insured Term Rider               27

Accidental Death and Dismemberment Rider                                    27
Purchase Option Rider                                                       27
Waiver of Monthly Deduction Rider                                           27
Waiver of Specified Premiums Rider                                          27
Accelerated Death Benefit Rider                                             28
Children's Term Life Insurance Rider                                        28


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11.  BENEFITS AT MATURITY                                                   29
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12.  ACCESSING YOUR MONEY                                                   30
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Surrenders                                                                  30
Partial surrenders                                                          30
Effect of partial surrenders on Fund Value and
  Death Benefit proceeds                                                    30
Loans                                                                       30
Effects of Policy loans                                                     31


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13. TERMINATION                                                             32
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General                                                                     32
Special rules for first three Policy Years                                  32
Amounts you must pay to keep your Policy                                    32
Your Policy will remain in effect during the grace period                   32
Reinstatement                                                               32


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14.  PAYMENTS AND TELEPHONE/FACSIMILE/WEB TRANSACTIONS                      34
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Telephone/facsimile/web transactions                                        34
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15. CHARGES AND DEDUCTIONS                                                  35
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Deductions from premium payments                                            35
Deductions from the Variable Account                                        35
Deductions from Fund Value -- the Monthly Deduction                         36
Transaction charges                                                         37

Illustration projection report fee                                          37



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16.  TAX CONSIDERATIONS                                                     38
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Introduction                                                                38
Tax status of the Policy                                                    38
Tax treatment of Policy benefits                                            38
Our income taxes                                                            40


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17.  OTHER POLICY INFORMATION                                               41
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Policy illustrations                                                        41
Exchange privilege                                                          41
Assignment                                                                  41
Settlement options                                                          41
Misstatement of age or sex                                                  41
Suicide exclusion                                                           41
Incontestability                                                            41
Other changes to your Policy                                                41

Variations among policies                                                   41



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18.  ADDITIONAL INFORMATION                                                 42
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Distribution of the policies                                                42
Other information                                                           43
Legal proceedings                                                           43


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19.  FINANCIAL STATEMENTS                                                   44
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APPENDIX -- GLOSSARY                                                       A-1
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REQUESTING MORE INFORMATION
Statement of Additional Information
Table of contents
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                                                           Table of contents  ii

1. Benefits and risks summary

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This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. Please consult your agent and refer to your Policy for details. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. For your convenience, we have defined certain terms we use in the Glossary at the end of the Prospectus.


POLICY BENEFITS


LIFE INSURANCE PROTECTION FOR YOUR BENEFICIARIES

o The Policy provides a means for you to accumulate life insurance that can pass free of federal and state income taxes to your Beneficiaries.

o We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are three decisions you must make about the death benefit. First, when you apply for your Policy, you must decide how much life insurance coverage (the Specified Amount) you need on the Insured's life. Second, you must choose a Death Benefit option. Finally, you must decide which death benefit compliance test you would like -- the Cash Value Accumulation Test (this test generally will not limit the amount you pay into the Policy), or the Guideline Premium/Cash Value Corridor Test (this test generally results in a greater Death
  Benefit amount).

o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death plus Fund Value on the date of the Insured's death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit Option that you selected, subject to limitations described in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See
  "Termination."


CASH BENEFITS

o You may borrow against your Policy for up to 90% of your Policy's Cash Value less any accrued loan interest due on the next Policy Anniversary. If you do, we will transfer an amount equal to the loan from the Subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

o You may request a partial surrender at any time before the maturity date. Partial surrenders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit. Also, a partial surrender may have tax consequences.

o While the Insured is alive, you can surrender your Policy at any time for its Cash Value. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate the Cash Value in the Guaranteed Interest Account so that it will not be less than your Cash Value in the Guaranteed Interest Account on that policy anniversary, as adjusted for transactions since that policy anniversary. A surrender charge may apply.
  A surrender may have tax
  consequences.

o If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the provisions of the Maturity Extension Rider or the Enhanced Maturity Extension Rider.

o You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.


VARIETY OF INVESTMENT OPTIONS

o You may allocate your net premiums (your premium payment less the deductions we take) among the Subaccounts and the Guaranteed Interest Account.

o The Subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the Subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the Subaccount invested.

o The Guaranteed Interest Account is part of our General Account. We will credit interest of at least 4.0% annually on amounts invested in the Guarantee Interest Account.

o As your needs or financial goals change, you can change your investment mix. You may transfer Fund Value among any of the Subaccounts or between the Subaccounts and the Guaranteed Interest Account within limits, as described later in this prospectus, while continuing to defer current income taxes.


DOLLAR-COST AVERAGING

o Under our dollar-cost averaging program, you may transfer Policy Values on a monthly or quarterly basis from any investment option to any other investment option through written request or other method acceptable to us. By investing the same amount on a regu-


1  Benefits and risks summary
   lar basis, you do not have to worry about timing the market. This strategy, however, does not guarantee that any Fund will gain in value, and does not protect against a decline in value if market prices fall.


PORTFOLIO REBALANCING

o Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Policy. The program does not guarantee an investment gain or protect against an investment loss.


SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Other optional insurance benefits" for a description of the other optional benefits that we offer.


POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES

o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.

o Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxed as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain partial or full surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.


POLICY TERMINATION

o If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.


PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus the applicable partial surrender fee). Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the Subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the Subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


POLICY IS SUITED ONLY FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future. Please note, if you surrender your Policy in the early Policy Years, the surrender charge may be significant.


PORTFOLIO RISKS

The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will


                                                   Benefits and risks summary  2
terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the death benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


3  Benefits and risks summary

FEE TABLES

The following tables describe the fees and expenses an Owner may pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you may pay when buying the Policy, paying premiums, surrendering or taking a partial surrender from the Policy, transferring Fund Value between the Subaccounts and the Guaranteed Interest Account, or taking a loan.


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                          Transaction Fees
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Charge                            When Charge is Deducted
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Sales Charge Imposed on           Upon receipt of each premium
Premiums(1)                       payment
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Premium Tax Charge(2)             Upon receipt of each premium
                                  payment
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DAC Charge(3)                     Upon receipt of each premium
                                  payment
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Surrender Charge(4)               Upon surrender of the Policy
  o   Minimum and Maximum
      Charge5

  o   Charge for a 35 year old
      male, preferred,
      non-smoker, Specified
      Amount of $250,000, 0
      years after Policy issue,
      non-qualified plan
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Partial Surrender Fee             Upon a partial surrender of the
                                  Policy
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Transfer Fee                      Upon transfer of Fund Value
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                                             Transaction Fees
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                                                     Amount Deducted
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Charge                            Guaranteed Charge                  Current Charge
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Sales Charge Imposed on           4.00% of premiums paid             4.00% of premiums paid
Premiums1
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Premium Tax Charge(2)             2.25% of premiums paid             2.25% of premiums paid
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DAC Charge3                       1.25% of premiums paid             1.25% of premiums paid3
Surrender Charge(4)
  o   Minimum and Maximum         $2.88 to $51.20 per $1,000         $2.88 to $51.20 per $1,000
      Charge5                     Specified Amount of Fund Value     Specified Amount of Fund Value
                                  surrendered                        surrendered

  o   Charge for a 35 year old    $5.80 per $1,000 Specified         $5.80 per $1,000 Specified
      male, preferred,            Amount of Fund Value               Amount of Fund Value
      non-smoker, Specified       surrendered                        surrendered
      Amount of $250,000, 0
      years after Policy issue,
      non-qualified plan
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Partial Surrender Fee             $ 10                               $ 10
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Transfer Fee                      $25 for each transfer of Fund      We currently do not assess this
                                  Value                              charge
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(1) The sales charge varies by Policy Year and Specified Amount, and varies from 0.5% to 4.0% of each premium paid. Different rules apply in New Jersey: the sales charge is 4% for all Policy years where the Specified Amount in force is less than $500,000 and 2% for all Policy years when the Specified Amount plus any term life insurance in force is $500,000 or more.

(2) We reserve the right to increase or decrease the current or maximum charge for taxes resulting from a change in tax law or from any change in the relevant tax cost to us.

(3) The DAC charge is used to cover our estimated cost of federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy in con nection with an individual qualified plan or in other situations where the premiums received are not subject to the relevant tax provisions.

(4) The surrender charge varies based on the Insured's issue age, gender, smoking status, risk class, and number of years since Policy issue or any increases in Specified Amount. The surrender charge grades to zero over 15 years for Insureds with an issue age of less than 75 (and over 10 years for Insureds with an issue age over 75). The surrender charge shown may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the surrender charge that applies to your Policy. You may obtain more information about your surrender charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

(5) The minimum guaranteed and current surrender charge is based on an Insured with the following characteristics: female, issue age 0, surrendering in Policy year 1; the maximum guaranteed and current surrender charge is based on an Insured with the following characteristics: male, standard, non-smoker, age 85, surrendering in Policy year 1.

                                                    Benefits and risks summary 4

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

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         Periodic Charges Other Than Portfolio Operating Expenses
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Charge                            When Charge is Deducted
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Cost of Insurance Charge(6)         On Policy Date and each Monthly
                                  Anniversary Day
  o    Minimum and Maximum
       Charge(7)

  o    Charge for a 35 year old
       male, preferred,
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       non-qualified plan
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Administrative Charge             On Policy Date and each Monthly
                                  Anniversary Day
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Per $1,000 of Specified           On Policy Date and each Monthly
Amount Charge(8)                  Anniversary Day during first 10
                                  Policy Years and for 10 years
                                  following an increase in Specified
                                  Amount
  o    Minimum and Maximum
       Charge(9)

  o    Charge for a 35 year old
       male, preferred
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       and non-qualified plan
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Mortality and Expense Risk        Daily
Charge
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Loan Interest Spread(10)          On each policy anniversary after
                                  a loan is taken, or upon death,
                                  surrender, or lapse, if earlier
--------------------------------------------------------------------------------

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                         Periodic Charges Other Than Portfolio Operating Expenses
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                                                     Amount Deducted
---------------------------------------------------------------------------------------------------
Charge                            Guaranteed Charge                   Current Charge
---------------------------------------------------------------------------------------------------
Cost of Insurance Charge(6)

  o    Minimum and Maximum        $0.06 to $83.33 per $1,000 of       $0.01 to $21.27 per $1,000 of
       Charge(7)                  amount at risk                      amount at risk

  o    Charge for a 35 year old   $0.14 per $1,000 of amount          $0.07 per $1,000 of amount
       male, preferred,           at risk                             at risk
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       non-qualified plan
---------------------------------------------------------------------------------------------------
Administrative Charge             $  5                                $  5
---------------------------------------------------------------------------------------------------
Per $1,000 of Specified
Amount Charge(8)
  o    Minimum and Maximum        $0.07 to $0.28 per $1,000           $0.07 to $0.28 per $1,000
       Charge(9)                  Specified Amount                    Specified Amount

  o    Charge for a 35 year old   $0.08 per $1,000 Specified          $0.08 per $ 1,000 Specified
       male, preferred            Amount                              Amount
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       and non-qualified plan
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Mortality and Expense Risk        0.001% (0.35% annually) of          0.001% (0.35% annually) of
Charge                            Fund Value in each Subaccount       Fund Value in each Subaccount
---------------------------------------------------------------------------------------------------
Loan Interest Spread(10)          0.75% of Fund Value in the Loan     0.75% of Fund Value in the Loan
                                  Account for Policy years 1-10       Account for Policy years 1-10
                                  (0.25% in Policy years 11+)         (0.25% in Policy years 11+)
---------------------------------------------------------------------------------------------------

(6) The cost of insurance charge, the cost of insurance charge for the Term Life Term Rider, and the cost of insurance charge for the Additional Term Life Insurance Rider vary based on the Insured's issue age (or age on date of increase), gender, risk class and the duration of the Policy, and the Specified Amount. The cost of insurance charge shown the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the guaranteed cost of insurance charge that applies to your Policy. You may obtain more information about your cost of insurance charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

(7) The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, smoker, standard, issue age 4, and 0 years since Policy issue; the minimum current cost of insurance charge assumes an Insured with the following characteristics: female, non-smoker, preferred, Specified Amount less than $250,000, issue age 3, and 0 years since Policy issue; the maximum guaranteed cost of insurance charge is based on all Insureds attained age 99; the maximum current cost of insurance charge assumes an Insured with the following characteristics: male, smoker, standard, Specified Amount less than $250,000, issue age 85, and 14 years since Policy issue.

(8) The $1,000 Specified Amount charge varies based on the Insured's issue age (or age on date of increase) gender, risk class, and Specified Amount. The Per $1,000 of Specified Amount Charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the per $1,000 Specified Amount charge that applies to your Policy. You may obtain more information about your per $1,000 Specified Amount charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

(9) The minimum guaranteed and current charge per $1,000 Specified Amount assumes an Insured at age 0 at the time of Policy issue; the maximum guaranteed and current charge per $1,000 Specified Amount assumes an Insured at age 85 at the time of Policy issue with a Specified Amount of less than $500,000.

(10) The loan interest spread is the difference between the amount of interest we charge you on loans and the amount of interest we credit to amounts held in the Loan Account to secure your loans. We guarantee that the maximum interest we charge on loans will not exceed an effective annual rate of 5.0% for Policy years 1-20 (5.25% for Policy years 1-10 for Policies issued before January 6, 2003) and an effective annual rate of 4.25% for Policy years 21 and later (4.75% for Policy years 11 and after for Policies issued before January 6, 2003). We guarantee that the minimum interest we credit to the Loan Account to secure your loans will be at least equal to an effective annual rate of 4.0% (4.5% for Policies issued before January 6,
     2003)


5 Benefits and risks summary

--------------------------------------------------------------------------------
                        Optional Rider Charges
--------------------------------------------------------------------------------
Rider                             When Charge is Deducted
--------------------------------------------------------------------------------
Cost of Insurance Charge for      On date of issuance of rider and
Term Life Term Rider(6)           each Monthly Anniversary Day
  o    Minimum and Maximum
       Charge(11)

  o    Charge for a 35 year old
       male, preferred,
       non-smoker, Specified
       Amount of $250,000, 0
       years since Policy issue,
       non-qualified plan
--------------------------------------------------------------------------------
Cost of Insurance Charge for      On issuance of rider and each
Additional Term Life Insurance    Monthly Anniversary Day
Rider(6)
  o    Minimum and Maximum
       Charge(12)

  o    Charge for a 35 year old
       male, non-smoker, 0
       years from the issue date
       of the Rider
--------------------------------------------------------------------------------
Enhanced Maturity Extension       On issuance of rider, and each
Rider                             Monthly Anniversary Day
--------------------------------------------------------------------------------
Maturity Extension Rider          No charge
--------------------------------------------------------------------------------
Spouse's Yearly Renewable         On issuance of rider and each
Term Rider/Other Insured Term     Monthly Anniversary Day
Rider(13)
  o    Minimum and Maximum
       Charge(14)

  o    Charge for a 35 year old
       female, non smoker,
       preferred, Specified
       Amount in force of
       $250,000, 0 years from
       the issue date of the
       Rider
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                      Optional Rider Charges
-----------------------------------------------------------------------------------------------------
                                                   Amount Deducted
-----------------------------------------------------------------------------------------------------
Rider                             Guaranteed Charge               Current Charge
-----------------------------------------------------------------------------------------------------
Cost of Insurance Charge for
Term Life Term Rider(6)
   Minimum and Maximum        $0.08 to $10.45 per $1,000 of   $0.04 to $6.59 per $1,000 of
       Charge(11)                 term insurance                  term insurance

  o    Charge for a 35 year old   $0.14 per $1,000 of term        $0.07 per $1,000 of term
       male, preferred,           insurance                       insurance
       non-smoker, Specified
       Amount of $250,000, 0
       years since Policy issue,
       non-qualified plan
-----------------------------------------------------------------------------------------------------
Cost of Insurance Charge for
Additional Term Life Insurance
Rider(6)
  o    Minimum and Maximum        $0.08 to $83.33 per $1,000 of   $0.01 to $23.63 per $1,000 of
       Charge(12)                 term insurance                  term insurance

  o    Charge for a 35 year old   $0.14 per $1,000 of term        $0.04 per $1,000 of term
       male, non-smoker, 0        insurance                       insurance
       years from the issue date
       of the Rider
-----------------------------------------------------------------------------------------------------
Enhanced Maturity Extension       $0.01 per $1,000 Specified      $0.01 per $ 1,000 Specified
Rider                             Amount plus term insurance      Amount plus term insurance
-----------------------------------------------------------------------------------------------------
Maturity Extension Rider                        --                              --
-----------------------------------------------------------------------------------------------------
Spouse's Yearly Renewable
Term Rider/Other Insured Term
Rider(13)
  o    Minimum and Maximum        $0.07 to $6.60 per $1,000 of    $0.07 to $6.60 per $1,000 of
       Charge(14)                 term insurance                  term insurance

  o    Charge for a 35 year old   $0.12 per $1,000 of term        $0.12 per $1,000 of term
       female, non smoker,        insurance                       insurance
       preferred, Specified
       Amount in force of
       $250,000, 0 years from
       the issue date of the
       Rider
-----------------------------------------------------------------------------------------------------

                                                    Benefits and risks summary 6

--------------------------------------------------------------------------------
                   Optional Rider Charges (continued)
--------------------------------------------------------------------------------
Rider                             When Charge is Deducted
--------------------------------------------------------------------------------
Accidental Death and              On issuance of rider and on each
Dismemberment Rider(15)           Monthly Anniversary Day until the
                                  policy anniversary following the
                                  70th birthday of the Insured. For
                                  issue ages under 5, charges
                                  commence with the policy
                                  anniversary following the 5th
                                  birthday.
  o    Minimum and Maximum
       Charge(16)
  o    Charge for a 35 year old
--------------------------------------------------------------------------------
Purchase Option Rider15           On issuance of rider and on each
                                  Monthly Anniversary Day until the
                                  policy anniversary following the
                                  49th birthday of the Insured
  o    Minimum and Maximum
       Charge(17)
  o    Charge for a 35 year old
--------------------------------------------------------------------------------
Waiver of Monthly Deduction       On issuance of rider and on each
Rider(18)                         Monthly Anniversary Day until the
                                  policy anniversary following the
                                  65th anniversary birthday of the
                                  Insured. For issue ages under 5,
                                  charges commence with the policy
                                  anniversary following the Insured's
                                  5th birthday
  o    Minimum and Maximum
       Charge(19)

  o    Charge for a 35 year old
       male, non-smoker,
       preferred, Specified
       Amount of $250,000, and
       0 years from the issue
       date of the rider
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                 Optional Rider Charges (continued)
-----------------------------------------------------------------------------------------------------
                                                      Amount Deducted
-----------------------------------------------------------------------------------------------------
Rider                              Guaranteed Charge                Current Charge
-----------------------------------------------------------------------------------------------------
Accidental Death and
Dismemberment Rider(15)
  o    Minimum and Maximum        $0 to $0.17 per $1,000 of        $0 to $0.17 per $1,000 of
       Charge(16)                 accidental death and             accidental death and
                                  dismemberment insurance          dismemberment insurance

  o    Charge for a 35 year old   $0.09 per $1,000 of accidental   $0.09 per $1,000 of accidental
                                  death and dismemberment          death and dismemberment
                                  insurance                        insurance
-----------------------------------------------------------------------------------------------------
Purchase Option Rider(15)
  o    Minimum and Maximum        $0.05 to $0.36 of purchase       $0.05 to $0.36 of purchase
       Charge(17)                option insurance                 option insurance

  o    Charge for a 35 year old   $0.25 per $1,000 of purchase     $0.25 per $1,000 of purchase
                                  option insurance                 option insurance
-----------------------------------------------------------------------------------------------------
Waiver of Monthly Deduction
Rider(18)
  o    Minimum and Maximum        $0 to $0.29 per $1,000 of        $0 to $0.29 per $1,000 of
       Charge(19)                 Specified Amount plus Term       Specified Amount plus Term
                                  Insurance                        Insurance

  o    Charge for a 35 year old   $0.01 per $1,000 of Specified    $0.01 per $1,000 of Specified
       male, non-smoker,          Amount plus Term Insurance       Amount plus Term Insurance
       preferred, Specified
       Amount of $250,000, and
       0 years from the issue
       date of the rider
-----------------------------------------------------------------------------------------------------


7 Benefits and risks summary

--------------------------------------------------------------------------------
                    Optional Rider Charges (continued)
--------------------------------------------------------------------------------
Rider                             When Charge is Deducted
--------------------------------------------------------------------------------
Waiver of Specified Premiums      On issuance of rider and on each
Rider(18)                         Monthly Anniversary Day until the
                                  policy anniversary following the
                                  65th anniversary birthday of the
                                  Insured. For issue ages under 5,
                                  charges commence with the policy
                                  anniversary following the Insured's
                                  5th birthday
  o    Minimum and Maximum
       Charge(20)

  o    Charge for a 35 year old
       male, non-smoker,
       preferred, Specified
       Amount of $250,000, 0
       years from the issue date
       of the rider
--------------------------------------------------------------------------------
Accelerated Death Benefit         No charge
Rider
--------------------------------------------------------------------------------
Children's Term Life Insurance    On issuance of the rider and on
Rider(21)                         each Monthly Anniversary Day until
                                  the policy anniversary following the
                                  Insured's 65th birthday
  o    Minimum and Maximum
       Charge(22)

  o    Charge for a 35 year old
       male, non-smoker,
       preferred, Specified
       Amount of $250,000, no
       Waiver of Monthly
       Deduction Rider attached
       to the Policy, and 0 years
       since the issue date of
       the rider
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                   Optional Rider Charges (continued)
------------------------------------------------------------------------------------------------------
                                                                 Amount Deducted
------------------------------------------------------------------------------------------------------
Rider                             Guaranteed Charge                  Current Charge
------------------------------------------------------------------------------------------------------
Waiver of Specified Premiums
Rider(18)
  o    Minimum and Maximum        $0 to $0.77 per $10 of Specified   $0 to $0.77 per $10 of Specified
       Charge(20)                  Amount                             Amount

  o    Charge for a 35 year old   $0.06 per $10 of Specified         $0.06 per $10 of Specified
       male, non-smoker,           Amount                             Amount
       preferred, Specified
       Amount of $250,000, 0
       years from the issue date
       of the rider
------------------------------------------------------------------------------------------------------
Accelerated Death Benefit                        --                                 --
Rider
------------------------------------------------------------------------------------------------------
Children's Term Life Insurance
Rider(21)
  o    Minimum and Maximum        $0.48 to $0.49 per $1,000 of       $0.48 to $0.49 per $1,000 of
       Charge(22)                 insurance coverage                 insurance coverage

  o    Charge for a 35 year old   $0.48 per $1,000 of insurance      $0.48 per $1,000 of insurance
       male, non-smoker,          coverage                           coverage
       preferred, Specified
       Amount of $250,000, no
       Waiver of Monthly
       Deduction Rider attached
       to the Policy, and 0 years
       since the issue date of
       the rider
------------------------------------------------------------------------------------------------------


(11) The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 18, 0 years since issue of rider, and minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 20, 0 years since issue of rider, and minimum Specified Amount of $100,000; the maximum guaranteed charge for this rider assumes an Insured with the following characteristics: male, smoker, issue age 79, and minimum Specified Amount of $100,000; the maximum current charge for this rider assumes an Insured with the following characteristics: male, smoker, standard, issue age 60, 19 years since issue of rider, and minimum Specified Amount of $100,000.

(12) The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 18, 0 years since issue of the rider, and minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 21, minimum Specified Amount of $100,000, and 0 years since issue of the rider; the maximum guaranteed charge for this rider is based on all Insureds at age 99; the maximum current charge for this rider assumes an Insured with the following characteristics: male, smoker, standard, issue age 85, minimum Specified Amount of $100,000, and 15 years since issue of the rider.

(13) The Spouse's Yearly Renewable Term Rider charge varies based on the spouse's gender, age, smoking status, and duration of the Policy. The Spouse's Yearly Renewable Term Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Spouse's Yearly Renewable Term Rider charge that applies to your Policy. You may obtain more information about your Spouse's Yearly Renewable Term Rider charge from your agent or by contacting us at the address noted on the cover page of the prospectus.

(14) The minimum guaranteed and current charge for this rider assumes an Insured with the following characteristics: female, issue age 18, non-smoker, and 0 years since the issue of the rider; the maximum guaranteed and current charge for this rider assumes an Insured with the following characteristics: male, smoker, issue age 70, and 0 years since the issue of the rider.

(15) The Accidental Death and Dismemberment Rider and Purchase Option Rider charges vary based on the age of the Insured. The Rider charges shown in the table may not be rep resentative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charges that apply to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

(16) The minimum guaranteed and current charge for this rider assumes an Insured attained ages 0-4; the maximum guaranteed and current charge for this rider assumes an Insured attained age 69.

                                                    Benefits and risks summary 8

(17) The minimum guaranteed and current charge for this rider assumes an Insured issue age 0; the maximum guaranteed and current charge for this rider assumes an Insured issue age 46.

(18) The Waiver of Monthly Deduction Rider and Waiver of Specified Premiums Rider vary based on the Insured's age, gender, and risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.


(19) The minimum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes Insured attained ages 0-4; the maximum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with the following characteristics: attained age 59, male, smoker.


(20) The minimum guaranteed and current charge for the Waiver of Specified Premiums Rider assumes an Insured attained age 0; the maximum guaranteed and current charge for the Waiver of Specified Premiums Rider assumes an Insured attained age 59.

(21) The Children's Term Life Insurance Rider varies based on the Insured's risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

(22) The minimum guaranteed and current charge for the Children's Term Life Insurance Rider assumes an Insured in the standard risk class and that a Waiver of Monthly Deduction Rider is not attached to the base Policy; the maximum guaranteed and current charge for the Children's Term Life Insurance Rider assumes an Insured in the standard risk class and that a Waiver of Monthly Deduction Rider is attached to the base Policy.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2005. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.





-------------------------------------------------------------------------------------------------------
                                      Total Annual Portfolio Operating Expenses
                              (expenses that are deducted from portfolio assets):
-------------------------------------------------------------------------------------------------------
                                                                                    Minimum     Maximum
                                                                                    -------------------
Total Annual Portfolio Operating Expenses (including management fees, distribution
and/or service or 12b-1 fees, and other expenses)                                   0.47%       1.66%
 -------------------------------------------------------------------------------------------------------



The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2005. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.




    ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2005
                         (AS A PERCENTAGE OF NET ASSETS)
----------------------------------------------------------------------------------
                                                           Distribu-
                                                           tion and
                                                            Service
                                               Manage-      (12b-1)       Other
 Portfolio Name                              ment Fees(1)    Fees(2)   Expenses(3)
----------------------------------------------------------------------------------
AIM Variable Insurance Funds -- Series I
  Shares
----------------------------------------------------------------------------------
AIM V.I. Financial Services Fund            0.75%          --         0.37%
AIM V.I. Global Health Care Fund (5)        0.75%          --         0.33%
AIM V.I. Technology Fund                    0.75%          --         0.37%
----------------------------------------------------------------------------------
The Alger American Fund -- Class O Shares
----------------------------------------------------------------------------------
Alger American Balanced Portfolio           0.75%          --         0.06%
Alger American MidCap Growth Portfolio      0.80%          --         0.06%
----------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
----------------------------------------------------------------------------------
EQ/Government Securities Portfolio          0.50%          --         0.26%
EQ/Long Term Bond Portfolio                 0.50%          --         0.18%
EQ/Money Market Portfolio                   0.34%          --         0.13%
----------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
----------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth
 Portfolio                                 l1.00%        0.25%        0.20%
EQ/Boston Advisors Equity Income Portfolio  0.75%        0.25%        0.16%
EQ/Calvert Socially Responsible Portfolio   0.65%        0.25%        0.27%
EQ/Enterprise Moderate Allocation Portfolio 0.10%        0.25%        0.59%
EQ/GAMCO Small Company Value Portfolio      0.79%        0.25%        0.14%
EQ/Montag & Caldwell Growth Portfolio       0.75%        0.25%        0.16%
EQ/PIMCO Real Return Portfolio (6)          0.55%        0.25%        0.24%
EQ/UBS Growth and Income Portfolio          0.75%        0.25%        0.19%
----------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
----------------------------------------------------------------------------------
Flexible Bond Portfolio                     0.53%        0.25%        0.05%
Forty Portfolio                             0.64%        0.25%        0.03%
----------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                                                        Net Total
                                                                           Fee waiv-     Annual
                                              Underlying                  ers and/or    Expenses
                                              Portfolio     Gross Total     Expense       after
                                               Fees and       Annual      Reimburse-     expense
Portfolio Name                                Expenses      Expenses       ments(4)   limitations
--------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds -- Series I Shares
---------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund              --          1.12%            0.00%      1.12%
AIM V.I. Global Health Care Fund (5)          --          1.08%            0.00%      1.08%
AIM V.I. Technology Fund                      --          1.12%            0.00%      1.12%
--------------------------------------------------------------------------------------------------
The Alger American Fund -- Class O Shares
---------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio             --          0.81%            0.00%      0.81%
Alger American MidCap Growth Portfolio        --          0.86%            0.00%      0.86%
--------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
---------------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio            --          0.76%           (0.01)%     0.75%
EQ/Long Term Bond Portfolio                   --          0.68%            0.00%      0.68%
EQ/Money Market Portfolio                     --          0.47%              --       0.47%
--------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
---------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth Portfol  --          1.45%           (0.15)%     1.30%
EQ/Boston Advisors Equity Income Portfolio    --          1.16%           (0.11)%     1.05%
EQ/Calvert Socially Responsible Portfolio     --          1.17%           (0.12)%     1.05%
EQ/Enterprise Moderate Allocation Portfolio 0.68%         1.62%           (0.10)%     1.52%
EQ/GAMCO Small Company Value Portfolio        --          1.18%            0.00%      1.18%
EQ/Montag & Caldwell Growth Portfolio         --          1.16%           (0.01)%     1.15%
EQ/PIMCO Real Return Portfolio (6)            --          1.04%           (0.14)%     0.90%
EQ/UBS Growth and Income Portfolio            --          1.19%           (0.14)%     1.05%
--------------------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
---------------------------------------------------------------------------------------------------
Flexible Bond Portfolio                       --          0.83%            0.00%      0.83%
Forty Portfolio                               --          0.92%              --       0.92%
--------------------------------------------------------------------------------------------------


9 Benefits and risks summary

   ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2005 (CONTINUED)
                             (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------------------------
                                                  Distribu-
                                                  tion and                    Underlying
                                                   Service                    Portfolio
                                       Manage-     (12b-1)       Other         Fees and
Portfolio Name                      ment Fees(1)    Fees(2)    Expenses(3)     Expenses
--------------------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
--------------------------------------------------------------------------------------------------
International Growth Portfolio         0.64%        0.25%        0.06%            --
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund -- Class VC Shares
--------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio (7)(a)        0.50%          --         0.44%            --
Growth and Income Portfolio (7)(a)     0.48%          --         0.41%            --
Mid-Cap Value Portfolio (7)(b)         0.74%          --         0.38%            --
--------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust -- Initial Class Shares
--------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series           0.75%          --         0.17%            --
MFS(R) New Discovery Series            0.90%          --         0.16%            --
MFS(R) Total Return Series             0.75%          --         0.09%            --
MFS(R) Utilities Series                0.75%          --         0.15%            --
--------------------------------------------------------------------------------------------------
Old Mutual Insurance Series Fund
--------------------------------------------------------------------------------------------------
Old Mutual Mid-Cap Portfolio           0.95%          --         0.22%            --
Old Mutual Select Value Portfolio      0.75%          --         0.21%            --
--------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)       0.25%          --         0.65%            --
Real Return Portfolio (6)              0.25%          --         0.41%            --
StocksPLUS Growth and Income Portfolio 0.40%          --         0.25%            --
--------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio      1.25%          --         0.41%            --
Global Value Equity Portfolio          0.67%          --         0.35%            --
U.S. Real Estate Portfolio             0.75%          --         0.28%            --
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                                                  Net Total
                                                     Fee waiv-     Annual
                                                    ers and/or    Expenses
                                    Gross Total       Expense       after
                                      Annual        Reimburse-     expense
Portfolio Name                      Expenses         ments(4)    limitations
--------------------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
--------------------------------------------------------------------------------------------------
International Growth Portfolio         0.95%             --        0.95%
--------------------------------------------------------------------------------------------------
Lord Abbett Series Fund -- Class VC Shares
--------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio (7)(a)        0.94%          (0.04)%      0.90%
Growth and Income Portfolio (7)(a)     0.89%             --        0.89%
Mid-Cap Value Portfolio (7)(b)         1.12%             --        1.12%
--------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust -- Initial Class Shares
--------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series           0.92%           0.00%       0.92%
MFS(R) New Discovery Series            1.06%           0.00%       1.06%
MFS(R) Total Return Series             0.84%           0.00%       0.84%
MFS(R) Utilities Series                0.90%           0.00%       0.90%
--------------------------------------------------------------------------------------------------
Old Mutual Insurance Series Fund
--------------------------------------------------------------------------------------------------
Old Mutual Mid-Cap Portfolio           1.17%          (0.18)%      0.99%
Old Mutual Select Value Portfolio      0.96%          (0.02)%      0.94%
--------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)       0.90%           0.00%       0.90%
Real Return Portfolio (6)              0.66%           0.00%       0.66%
StocksPLUS Growth and Income Portfolio 0.65%           0.00%       0.65%
--------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio      1.66%          (0.01)%      1.65%
Global Value Equity Portfolio          1.02%           0.00%       1.02%
U.S. Real Estate Portfolio             1.03%           0.00%       1.03%
--------------------------------------------------------------------------------------------------



1 The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 4 for any expense limitation agreement information.

2 Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. For the portfolios of the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.

3 Other expenses shown are those incurred in 2005. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 4 for any expense limitation agreement.

4 The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. AIM Variable Insurance Funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense of short sales;
   (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007. For the fiscal year ending December 31, 2005, Liberty Ridge Capital has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolios and to pay certain expenses of the Portfolios to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%, in the case of the Mid-Cap Portfolio and 1.00%, in the case of the Select Value Portfolio. You should also know that in any fiscal year in which either Portfolio's total assets are greater than $75 million and, in the case of the Mid-Cap Portfolio, its total annual fund operating expenses are less than 1.20% and, in the case of the Select Value Portfolio, less than 1.00%, the Portfolios' Board of Trustees may elect to reimburse Liberty Ridge Capital for any fees it waived or expenses it reimbursed on the Portfolios' behalf, respectively, during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2005. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio, Real Return Portfolio and the StocksPLUS Growth and Income Portfolio, respectively, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90%, 0.65%, and 0.65% of their respective average daily net assets. Under each of the respective Expenses Limitation Agreements, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at



                                                   Benefits and risks summary 10
  any time without notice. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts.
  For the year ending December 31, 2006 and through April 30, 2007, Lord
  Abbett has contractually agreed to limit Bond-Debenture Portfolio's other expenses (excluding management fees) to an annualized rate of 0.40% of average daily net assets. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and MFS(R) Variable Insurance
  Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:

--------------------------------------------------------------------------------
 Portfolio Name
--------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income Portfolio         1.04%
--------------------------------------------------------------------------------
 EQ/Calvert Global Socially Responsible Portfolio   1.03%
--------------------------------------------------------------------------------
 EQ/Enterprise Moderate Allocation Portfolio        1.42%
--------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value Portfolio             1.17%
--------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth Portfolio              1.12%
--------------------------------------------------------------------------------
 EQ/UBS Growth and Income Portfolio                 1.04%
--------------------------------------------------------------------------------

5 Effective January 1, 2005 through June 30, 2006, for the AIM V.I. Global Health Care Fund, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

6 Both of these portfolios are managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC (PIMCO). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

7(a) Effective January 1, 2006, the annual management fee rate for the Bond-Debenture Portfolio and Growth and Income Portfolio, respectively, was changed from a flat fee of 0.50% to the following annual rates: (1) 0.50% of the first $1 billion of average daily net assets; and (2) 0.45% of average daily net assets over $1 billion.

7(b) Effective January 1, 2006, the annual management fee rate for the Mid-Cap
     Value Portfolio was changed from a flat fee of 0.75% to the following annual rates: (1) 0.75% of the first $1 billion of average daily net assets; (2) 0.70% of the next $1 billion of average daily net assets; and
     (3) 0.65% of average daily net assets over $2 billion.


The expense information regarding the Funds was provided by those Funds. We have not independently verified this information.

We may offer other variable life insurance policies which also may invest in the same (or many of the same) Fund portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts' performance, and they may offer different benefits.


11 Benefits and risks summary

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------


MONY LIFE INSURANCE COMPANY OF AMERICA
We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.



MONY AMERICA VARIABLE ACCOUNT L

We established MONY America Variable Account L as a separate account under Arizona law on February 15, 1985. We divided the Variable Account into subdivisions called Subaccounts. Each Subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Income, gains and losses, realized or unrealized, from assets allocated to the Variable Account and of each Subaccount are credited to or charged against the Variable Account and that Subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a Subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.


CHANGES TO THE VARIABLE ACCOUNT

We may add new Subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

We may also, where permitted by law:

o combine the Variable Account with any of our other separate accounts;

o transfer assets of the Variable Account to another separate account;

o add new Subaccounts to, or remove existing Subaccounts from, the Variable Account;

o make Subaccounts (including new Subaccounts) available to such classes of Polices as we may determine;

o add new Funds or remove existing Funds;

o deregister the Variable Account under the 1940 Act; and

o operate the Variable Account under the direction of a committee or in any other form permitted by law.

We will notify you of any changes we make.

                              Who is MONY Life Insurance Company of America?  12

3. The Portfolios

--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of EQ Advisors Trust.


------------------------------------------------------------------------------------------
Portfolio Name                 Objective
------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IA SHARES
------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       Seeks to maximize income and capital appreciation
                               through investment in the highest credit quality debt
                               obligations.
------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt
                               obligations.
------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES
------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                Seeks to achieve capital appreciation.
 SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an
 INCOME                        above-average and consistent total return.
------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPON-    Seeks long-term capital appreciation.
 SIBLE
------------------------------------------------------------------------------------------
EQ/ENTERPRISE MODERATE ALLO-   Seeks to achieve long-term capital appreciation and cur-
 CATION                        rent income.
------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.
 VALUE
------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN*          Seeks maximum real return consistent with preservation
                               of real capital and prudent investment management.
------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital appreciation with income as a secondary consideration.
------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------
Portfolio Name                 Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
 CLASS IA SHARES
------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       o Mercury Advisors
------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              o Mercury Advisors
------------------------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES
------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                o Bear Stearns Asset Management, Inc.
 SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      o Boston Advisors, LLC
 INCOME
------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPON-    o Calvert Asset Management Company, Inc.
 SIBLE
                               o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------
EQ/ENTERPRISE MODERATE ALLO-   o AXA Equitable
 CATION
------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN*
                               o Pacific Investment Management Company,
                                 LLC
------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       o UBS Global Asset Management
                                 (Americas) Inc.
------------------------------------------------------------------------------------------


13 The Portfolios

------------------------------------------------------------------------------------------
 Portfolio Name                 Objective
------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES    Seeks capital growth.
 FUND
------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE    Capital growth.
 FUND
------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND       Seeks capital growth.
------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND --
CLASS O SHARES
------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED        Seeks current income and long-term capital appreciation.
 PORTFOLIO
------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP          Seeks long-term capital appreciation.
GROWTH PORTFOLIO
------------------------------------------------------------------------------------------
JANUS ASPEN SERIES --
SERVICE SHARES
------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO        Seeks to obtain maximum total return, consistent with
                               preservation of capital.
------------------------------------------------------------------------------------------
FORTY PORTFOLIO**              Seeks long-term growth of capital.
------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH           Seeks long-term growth of capital.
PORTFOLIO
------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND --
CLASS VC SHARES
------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO       Seeks high current income and the opportunity for capital
                               appreciation to produce a high total return.
------------------------------------------------------------------------------------------
GROWTH AND INCOME              Seeks long-term growth of capital and income without
 PORTFOLIO                     excessive fluctuations in market value.
------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO        Seeks capital appreciation through investments, primarily
                               in equity securities, which are believed to be undervalued in the marketplace.
------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL SHARES
------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES   Seeks long-term growth of capital.
------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES    Seeks capital appreciation.
------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES     Seeks mainly to provide above-average income consistent
                               with the prudent employment of capital and, secondarily,
                               to provide a reasonable opportunity for growth of capital
                               and income.
------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES        Seeks capital growth and current income.
------------------------------------------------------------------------------------------
OLD MUTUAL INSURANCE SERIES
 FUND
------------------------------------------------------------------------------------------
OLD MUTUAL MID-CAP             Seeks to provide above average total return over a 3 to 5
 PORTFOLIO                     year market cycle, consistent with reasonable risk.
------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE        Seeks to provide long-term growth of capital and income.
 PORTFOLIO                     Current income is a secondary objective.
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
 Portfolio Name                 Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES    A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE    A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND       A I M Advisors, Inc.
------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND --
 CLASS O SHARES
------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED        Fred Alger Management, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP          Fred Alger Management, Inc.
 GROWTH PORTFOLIO
------------------------------------------------------------------------------------------
JANUS ASPEN SERIES --
 SERVICE SHARES
------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO        Janus Capital Management LLC
------------------------------------------------------------------------------------------
FORTY PORTFOLIO**              Janus Capital Management LLC
------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH           Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND --
 CLASS VC SHARES
------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO       Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------
GROWTH AND INCOME              Lord, Abbett & Co. LLC
 PORTFOLIO
------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO        Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL SHARES
------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES   Massachusetts Financial Services Company
------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES    Massachusetts Financial Services Company
------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES     Massachusetts Financial Services Company
------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES        Massachusetts Financial Services Company
------------------------------------------------------------------------------------------
OLD MUTUAL INSURANCE SERIES
 FUND
------------------------------------------------------------------------------------------
OLD MUTUAL MID-CAP             Old Mutual Capital, Inc.
 PORTFOLIO                     (sub advised by Liberty Ridge Capital)
------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE        Old Mutual Capital, Inc.
 PORTFOLIO                     (sub advised by Liberty Ridge Capital)
------------------------------------------------------------------------------------------


                                                               The Portfolios 14

------------------------------------------------------------------------------------------
 Portfolio Name                   Objective
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST -- ADMINISTRATIVE
CLASS SHARES
------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO            Seeks to maximize total return, consistent with preserva-
 (UNHEDGED)                      tion of capital and prudent investment management.
------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO*           Seeks to maximize real return, consistent with preserva-
                                 tion of real capital, and prudent investment management.
------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND            An enhanced S&P 500 index strategy that seeks total
 INCOME PORTFOLIO                return, which exceeds the return of the S&P 500 Index.
------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. -- CLASS I SHARES
------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY          The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                       investing primarily in growth-oriented equity securities of issuers in emerging market countries.
------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY              The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                       investing primarily in equity securities of issuers
                                 through-out the world, including U.S. issuers.
------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO       The Portfolio seeks to provide above average current
                                 income and long-term capital appreciation by investing
                                 primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 Portfolio Name                   Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST -- ADMINISTRATIVE
CLASS SHARES
------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO            Pacific Investment Company LLC
 (UNHEDGED)
------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO*           Pacific Investment Company LLC
------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND            Pacific Investment Company LLC
 INCOME PORTFOLIO
------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. -- CLASS I SHARES
------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY          Morgan Stanley Investment Management Inc.,
 PORTFOLIO                       which does business in certain instances using
                                 the name "Van Kampen," is the investment
                                 adviser to The Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY              Morgan Stanley Investment Management Inc.,
 PORTFOLIO                       which does business in certain instances using
                                 the name "Van Kampen," is the investment
                                 adviser to The Universal Institutional Funds, Inc.
                                 (subadvised by Morgan Stanley Investment Man-
                                 agement Limited)
------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO       Morgan Stanley Investment Management Inc.,
                                 which does business in certain instances using
                                 the name "Van Kampen," is the investment
                                 adviser to the Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------



* Both of these portfolios are managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.



15 The Portfolios

YOUR RIGHT TO VOTE PORTFOLIO SHARES


As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding Subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a Subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


                                                              The Portfolios  16

4. The Guaranteed Interest Account

--------------------------------------------------------------------------------

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account.

Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of its General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% compounded daily, for a minimum effective annual rate of 4.0%. However, in some states and/or if we issued your Policy before January 6, 2003, we guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0121% compounded daily, for a minimum effective annual rate of 4.5%. We may, in our sole discretion, declare current interest in excess of the 4.0% annual rate. We may declare excess interest based on such factors including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest may be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate may be declared for a new 12-month period. At the end of the renewal period, all monies will earn an interest rate which is declared monthly and applies for a one-month period. Any rate we declare in excess of the minimum interest rate may be changed or discontinued by us at anytime after it is declared, but such change or discontinuance will only affect the crediting of interest that accrues after the change or discontinuance.

We bear the full investment risk for Fund Value allocated to the Guaranteed Interest Account.


17  The Guaranteed Interest Account

5. The Policy

--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Operations Center. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.


You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4.0% -- in some states and/or if we issued your Policy before January 6, 2003, your premium will earn interest at an effective annual rate of 4.5%). See "Premiums". Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.


We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.



TEMPORARY INSURANCE COVERAGE

You may apply for temporary insurance coverage. To be eligible for such coverage, the Insured must be between the ages of 15 days and 71 years old and must be able to satisfactorily answer several health questions. Your initial premium must be in the amount of at least the Minimum Monthly Premium (see below) for the Policy for which you applied. This coverage will take effect on the date you sign the application and pay the premium. Temporary insurance coverage will end on the earliest of:

o the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for;

o the 15th day after the policy release date or the date the Policy takes effect, if the policy is issued other than as applied for;

o no later than 90 days from the date the temporary insurance agreement is signed;

o the 45th day after the form is signed if you have not finished the last required medical exam;

o  5 days after we send notice to you that we declined to issue any Policy;
   and

o  the date you tell us that the Policy will be refused.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $500,000, less

2. the deductions from premium and the monthly deduction due prior to the date of death.

We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy. Please contact your agent and see the Statement of Additional Information for more information about temporary insurance coverage.


BACKDATING

We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the record date so that you can obtain lower insurance rates, based on a younger insurance age. We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.


OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.


CANCELING THE POLICY

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Operations Center, or to the agent who sold it, and receive a refund of the full amount of the premium paid. The Right to Return Policy period runs for 10 days (or longer in certain states) after you receive the Policy.


                                                                  The Policy  18

6. Premiums

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GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Operations Center. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.

The total premiums you pay may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect.

We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.


INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:

1. your Specified Amount;

2. any riders you added to the Policy; and

3. the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.

We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.



TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy and there will be a new Surrender Charge for this Policy. Other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium payment you must make under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may make your premium payments according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.

You should consider changing the amount of your scheduled premium payments if:

     o  you change your Specified Amount;

     o  you change your Death Benefit option;

     o  you change or add a rider;

     o  you take a partial surrender when you have elected Death
        Benefit Option 1 (see "Death Benefits"); or you select Subaccounts that experience adverse investment performance.

You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Operations Center. However, the new payment interval must satisfy our rules in use at the time of the change.

We will issue an endorsement to your Policy after an increase in Specified Amount that will provide you with the increased Minimum Monthly Premium amount.


Please note: During the first three Policy Years or the three Policy Years following an increase in Specified Amount (if that increase became effective during the first three Policy Years), premiums paid less partial surrenders (excluding their fees) and any Outstanding Debt must at least equal the Minimum Monthly Premium times the number of months the Policy has been in force.


19  Premiums

ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.


UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability at the time of payment. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


ALLOCATING PREMIUMS


When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the Subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. You may change your allocations at any time by writing or calling our Operations Center. The change will apply to the net premium payments on the Business Day we receive your instructions.


We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your net premium to the Subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the Subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.


You may also elect to change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Payments and telephone/facsimile/web transactions".


If you make an unscheduled premium payment, you may specify an allocation choice that differs from your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premium payments. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.


                                                                    Premiums  20

7. How your Fund Value varies

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FUND VALUE

Fund Value is the entire amount we hold under your Policy for you. Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.


CASH VALUE

Cash Value on any Business Day is Fund Value reduced by any surrender charge and any Outstanding Debt.


SUBACCOUNT VALUES

On any Business Day, the value of a Subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into Units. When you make allocations to a Subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a Subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a Subaccount, we decrease the number of Units you hold in a Subaccount.


SUBACCOUNT UNIT VALUE

We arbitrarily set the Unit value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit value by subtracting (b) from (a) and dividing the result by (c), where:

(a) is the per share net asset value on the Business Day of the appli cable fund portfolio in which the Subaccount invests times the number of such shares held in the Subaccount before the purchase or redemption of any shares on that Day.

(b) is the mortality and expense risk charge accrued as of that Busi ness Day.

(c) is the total number of Units held in the Subaccount on the Busi ness Day before the purchase or redemption of any Units on that Day.

GUARANTEED INTEREST ACCOUNT VALUE

On any Business Day, Fund Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

o withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.


21  How your Fund Value varies

8. Transfers

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After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the Subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a Subaccount will take effect at the end of the Business Day we receive your request at our Operations Center. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, on the Business Day that falls on, or next follows, the date we receive your request at our Operations Center. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Payments and telephone/facsimile/web transactions." We may postpone transfers to, from, or among the Subaccounts under certain circumstances. See "Payments and telephone/facsimile/web transactions."


We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each Policy Year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and deductions."

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will mail notification to you and/or the third party generally within one Valuation Date if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer subaccounts with underlying portfolios that are part of the EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the EQ



                                                                   Transfers  22

Advisors Trust, the "trusts"). The EQ Advisors Trust has adopted policies and procedures regarding disruptive transfer activity. The EQ Advisors Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The EQ Advisors Trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the EQ Advisors Trust obtains from us policy owner trading activity. The EQ Advisors Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time under the policy, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, no trust available under the policy had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



23  Transfers

9. Death Benefits

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As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and telephone/facsimile/web transactions." We will pay the proceeds to the Beneficiary.



AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

1. the Policy's Death Benefit; plus

2. any insurance proceeds provided by rider; less

3. any Outstanding Debt, and if the death of the Insured occurs dur ing any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability," and "Misstatement of age or sex," and "Suicide exclusion."


DEATH BENEFIT OPTIONS

When you apply for a Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test; second, you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your amount at risk will be lower which may result in lower cost of insurance charges in later Policy Years. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Fund Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $100,000.

Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Fund Value (thus reducing cost of insurance charges) you should consider choosing Death Benefit Option 1. Subject to certain restrictions, you may change your Death Benefit Option, see below.

Under Death Benefit Option 1, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

Your death benefit percentage will vary by the definition of life insurance you selected. A table showing the death benefit percentages is in your Policy. If you want to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

Under Death Benefit Option 2, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, plus Fund Value on the date of the Insured's Death, or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

The death benefit percentage is the same as that used for Option 1. The Death Benefit in Option 2 will always vary as Fund Value varies. If you want to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt.

We also assume that you selected the Guideline Premium Test. Policy 1 shows what your Death Benefit would be for a Policy with low Fund Value. Policy 2 shows what your Death Benefit would be for a Policy with a higher Fund Value.


                                                              Death Benefits  24

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                                   Policy 1                  Policy 2
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Specified Amount                   $ 100,000                 $ 100,000
Fund Value on Date of Death        $  35,000                 $  85,000
Death Benefit Percentage                 120%                      120%
Death Benefit under Option 1       $ 100,000                 $ 102,000
Death Benefit under Option 2       $ 135,000                 $ 185,000
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CHANGING DEATH BENEFIT OPTIONS

You may change the Death Benefit option under your Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change will be the Monthly Anniversary Day on or next after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Specified Premium rider or a Waiver of Monthly Deduction Benefit rider is in effect. Additional information about the riders available under the Policy is available from your agent and in the Statement of Additional Information.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the amount at risk. Generally, the amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value -- The Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option I to Death Benefit Option 2 will generally result in an amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.


CHANGING THE SPECIFIED AMOUNT

You may change the Specified Amount under your Policy subject to the conditions described below.


Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the amount at risk, which may decrease your cost of insurance over time. We offer a term life insurance rider. Depending on your circumstances, it may be more cost effective for you to purchase this rider rather than increasing your Specified Amount.


We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.


INCREASES

o You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Operations Center. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o You can only increase the Specified Amount until the Insured's age 85 (Insured's age 70 for individual qualified plans).

o You may not increase your Specified Amount if Monthly Deductions are being waived under the Waiver of Monthly Deduction rider, or premiums are being waived under the Waiver of Specified Premiums rider.

o  Your cost of insurance charges will increase.

o The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

o If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.


DECREASES

o You may decrease the Specified Amount (or the amount of term insurance added by rider) by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o  You may not decrease the Specified Amount below $100,000.

o  We will apply decreases in your Specified Amount in the following order:


25  Death Benefits

     1. against the most recent increase, regardless if it is Specified 1. Amount increase or additional term life insurance rider amount increase;

     2. against the next most recent increases successively, regard less if it is Specified Amount increase or additional term life insurance rider amount increase;

     3. against additional term life insurance rider amount provided under the original application; and

     4. against insurance provided by the Specified Amount under the original application.

o Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you elected the Guaranteed Death Benefit to Age 100 rider, your Minimum Monthly Premium will be adjusted for the decrease in Specified Amount.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o   Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.

Changes in the additional term life insurance amount will be subject to the same rules discussed above for Specified Amount changes.


                                                              Death Benefits  26

10. Other optional insurance benefits

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Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.


The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.


The following riders are available under the Policy. Not all riders are available in all states.


TERM LIFE TERM RIDER


This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company or any other plan we choose to offer. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later. (This rider is no longer available for new elections).



ADDITIONAL TERM LIFE INSURANCE RIDER

This rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider, unlike the Term Life Term Rider, is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702. See "Tax Considerations."


ENHANCED MATURITY EXTENSION RIDER

This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value. There is a monthly cost for this rider which is deducted monthly from the Fund Value.


This option must be elected at least 30 days but no more than 90 days before the original maturity date. If you elect this rider, the Maturity Extension Rider will not be effective. If you elect to end this rider, we will automatically provide coverage under the Maturity Extension Rider. Adding this rider to a policy and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")


MATURITY EXTENSION RIDER

This rider extends coverage beyond the original maturity date until the date death proceeds become payable. Death proceeds payable upon the surviving Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. This rider is automatically included in all jurisdictions where available. The extension must be elected at least 30 days but no more than 90 days before the original maturity date. Electing the extension and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")


SPOUSE'S YEARLY RENEWABLE TERM RIDER/OTHER INSURED TERM RIDER


This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80. (This rider is no longer available for new elections).



ACCIDENTAL DEATH AND DISMEMBERMENT RIDER


This rider pays a benefit amount if the Insured dies or suffers a specified dismemberment as a result of an accident. The loss must occur after the Insured's age 5 and before the Insured's age 70 and within 90 days of the accident.



PURCHASE OPTION RIDER

This rider provides the option to purchase additional coverage as specified in the rider at specific ages or events without providing additional evidence that the Insured remains insurable.


WAIVER OF MONTHLY DEDUCTION RIDER


This rider provides for the waiver of certain charges while the Insured has a covered total disability for 6 months without interruption and the policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Per $1,000 Specified Amount charges, (3) cost of insurance charges, and (4) rider charges.



WAIVER OF SPECIFIED PREMIUMS RIDER


This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the Insured has a covered total disability for 6 months without interruption and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary net charges. We will allocate net premiums among the



27  Other optional insurance benefits

Subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the Monthly Deductions due under your Policy.


ACCELERATED DEATH BENEFIT RIDER

This rider provides you with the ability to accelerate a portion of the Policy's base Death Benefit if the Insured is diagnosed with a terminal illness that reduces the Insured's life expectancy to 12 months or less and you provide satisfactory proof of the terminal illness. The accelerated benefit amount will be the lesser of 50% of the Policy's base Death Benefit or $250,000, and we will pay the accelerated Death Benefit in one lump sum to the Owner. Adding this rider to a policy or requesting an accelerated death benefit under this rider may have tax consequences.


CHILDREN'S TERM LIFE INSURANCE RIDER


This rider provides term insurance coverage on the lives of the dependent children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday.


Contact our Operations Center or your agent for additional information about these additional insurance benefits.


                                           Other optional insurance benefits  28

11. Benefits at maturity

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The maturity date for this Policy unless the Maturity Extension Rider or the Enhanced Maturity Extension Rider is elected is the policy anniversary following the Insured's 100th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy See "Tax considerations" for the tax treatment of an endowment benefit. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death if you elect the maturity extension rider or the enhanced maturity extension rider. The maturity extension rider is automatically included in all jurisdictions where available. The death proceeds payable upon the Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. Under the enhanced maturity extension rider, the death benefit payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.


There is no charge for maturity extension rider, but there is a charge for the enhanced maturity extension rider. You may not elect both the maturity extension rider and the enhanced maturity extension rider. Please see the riders or your agent for more information.


29  Benefits at maturity

12. Accessing your money

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SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Operations Center. Your Policy will terminate at end of the Business Day we receive your request.

The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate your Cash Value in the Guaranteed Interest Account as follows. On the Business Day we determine your Cash Value, your Cash Value in the Guaranteed Interest Account will not be less than the Cash Value in the Guaranteed Interest Account as of that policy anniversary, less adjustments for partial surrenders (including fees), transfers (including transfer fees) and policy loans taken since that policy anniversary. Unless you select an optional payment plan, we will pay any proceeds in a lump sum.

A surrender, including a "partial surrender" (see below), may have adverse tax consequences. See "Tax considerations."


PARTIAL SURRENDERS

Until the maturity date, you may make a partial surrender request at any time from your Policy by writing us at our Operations Center. We will process your partial surrender request at the end of Business Day we receive your request.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $100,000. If you have taken a loan on your Policy, we limit the amount of your partial surrender so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value.

You must allocate an amount or percentage of your Fund Value in the Subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a Subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.


EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS


If you make a partial surrender and you selected Death Benefit Option 1, we will decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee because the Fund Value is reduced). Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.


There is a fee for each partial surrender of $10. Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of your Cash Value at any time by writing us at our Operations Center. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a Subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0% (in some states and/or if we issued your Policy before January 6, 2003, this annual rate is not less than 4.5%). We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.


We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of loan under certain conditions. See "Payments and telephone/facsimile/web transactions."


We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:


--------------------------------------------------------------------------------
   Policy Year      Interest Due (at an annual rate)
--------------------------------------------------------------------------------
  1 through 20                     5.00%
  21 and after                     4.25%
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                                                         Accessing your money 30

In some states and/or for Policy issued before January 6, 2003, the interest is 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.

If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each Subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Operations Center. We will credit repayments on the Business Day that we receive them. You must clearly mark a repayment as a loan repayment or it will be credited as a premium. If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death.


EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if Cash Value is not sufficient to pay your monthly deductions. A loan may have adverse tax consequences. See "Tax considerations."

We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."


31  Accessing your money

13. Termination

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GENERAL

Your Policy will remain in effect as long as:

1. it has a Cash Value greater than zero and you make any required additional premium payments during the 61-day grace period; or

2. you have elected the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the rider, and you make any required additional premium payments during the 61-day Grace Period.

If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient value that will inform you the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.

As discussed below, we have special rules relating to termination during the first three Policy Years and for three Policy Years following an increase in Specified Amount if that increase became effective during the first three Policy Years. If you have elected the Guaranteed Death Benefit Rider to Age 100, there also are separate rules relating to termination.

SPECIAL RULES FOR FIRST THREE POLICY YEARS

During the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

o   Your Policy's Cash Value is greater than zero; or

o The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount). We refer to this as the minimum monthly premium test.

Your Policy may be at risk of termination if:

o   The insufficiency occurs after the first three Policy Years; or

o The minimum monthly premium test has not been met during the first three Policy Years (as described above).

AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY

If you receive a notice of insufficient premium, during the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), or a notice of insufficient value at any time thereafter, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the Policy Year of your Policy.

During the first three Policy Years (or within three years of an increase in Specified Amount during that period), you must pay:

1.  any unpaid Minimum Monthly Premium; plus

2.  one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:

1.  any unpaid Monthly Deduction; plus

2. an amount equal to two succeeding Monthly Deductions plus the amount of the deductions from premiums for various taxes and the sales charge.


YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we generally would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt.

For Policies With Guaranteed Death Benefit To Age 100 Rider. The Specified Amount of your Policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any Monthly Anniversary Day if the Guaranteed Death Benefit to Age 100 Rider is in effect through satisfaction of the cumulative minimum monthly premium test.

While the Guaranteed Death Benefit to Age 100 Rider is in effect, the Fund Value of your Policy will be reduced by Monthly Deductions but not below zero. During the guarantee period, we will waive any Monthly Deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit to Age 100 Rider is elected, but not in effect, and your Cash Value is not greater than zero, you will receive a notice of insufficient premium.


REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day that falls at the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:

1. a written application received at our Operations Center within five years of the end of the grace period;

2.  satisfactory evidence to us of the insurability of the Insured;

3.  payment of a premium large enough to cover:

    a. the balance we told you in the notice of insufficient premium that was necessary to keep your Policy in effect; and

    b. an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and

                                                                 Termination  32

4. payment or reinstatement of any Outstanding Debt you owe us 4. on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. For Policies issued after January 6, 2003, this is an annual rate of 5.0% for Policy Years 1-20 and 4.25% for Policy Years 21 and after. In some states and/or for Policies issued before January 6, 2003, this is an annual rate of 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.

We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.

Your Fund Value on the date of reinstatement will be based on the reinstated charge, the net premium paid, the reinstated Outstanding Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus Outstanding Debt (if applicable) among the Subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.


33  Termination

14. Payments and telephone/facsimile/web transactions

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You may send your written request for payment or transfer request to our Operations Center or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Operations Center of all the documents required for such a payment.

Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Operations Center receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of the settlement options available under the Policy. Contact your agent or Operations Center for more information regarding the settlement options.


Any Death Benefit proceeds that we pay will include interest from the date of death to the date of payment if the proceeds are not paid within 30 days from the date we receive due proof of death, if required by state law. We will pay interest on the proceeds at a rate in accordance with the state laws.

The interest we pay will be at a rate determined by the applicable state law. We may delay making a payment or processing a transfer request if:


o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

o   for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

TELEPHONE/FACSIMILE/WEB TRANSACTIONS


You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or facsimile if you have completed and signed a telephone/facsimile transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, facsimile or web instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, facsimile or Web transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/facsimile/web transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/facsimile/web instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Friday, 9 AM to 5 PM, Eastern Time. Web transfer privileges and a copy of the guidelines are available online at www.AXAOnline.com.


Please note that our telephone or internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you may make your transaction request by writing our Operations Center.


                           Payments and telephone/facsimile/web transactions  34

15. Charges and deductions

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We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

o   the Death Benefit, surrender benefit and loan benefit under the Policy;

o   investment options, including premium allocations;

o   administration of elective benefits; and

o   the distribution of reports to Owners.

Costs and expenses we incur:

o   processing applications for and issuing the Policies;

o   maintaining records;

o   administering settlement options;

o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

o   reconciling and depositing cash receipts;

o those associated with underwriting applications and increases in Specified Amount;

o sales and marketing expense, including compensation paid in connection with the sales of the Policies;

o   providing toll-free inquiry services;

o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

o that the Insured may live for shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUM PAYMENTS

We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid and varies based on the total of the Specified Amount plus the Term Life Term Insurance Rider plus the Additional Term Life Insurance Rider amount in effect. The amount of the sales charge is as follows:


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            Insurance Amount                     Charge
--------------------------------------------------------------------------------
Specified Amount in force of less   Policy Years 1-10: 4%
than $500,000                       Policy Years 11+: 1%

Specified Amount in force of        Policy Years 1-10: 2%
$500,000 or more                    Policy Years 11+: 0.5%
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We also deduct a tax charge for state and local premium taxes and a charge for federal tax deferred acquisition costs. The state and local premium tax charge is currently 2.25% of your premium payment (this is an approximate average of the actual premium tax imposed by a jurisdiction; jurisdictions impose charges that range from 0% to 4% of a premium payment). The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment, and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the federal tax deferred acquisition cost charge in other situations where the premiums received from you are not subject to the federal tax deferred acquisition cost provisions. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DEDUCTIONS FROM THE VARIABLE ACCOUNT


We deduct a daily maximum mortality and expense risk charge for Policies issued after January 6, 2003 of 0.001% from each Subaccount, for a maximum effective annual rate of 0.35% of net assets for all Policy years. For Policy years 21 and later, we currently plan to reduce this mortality and expense risk charge to 0.10% annually. This reduction is not guaranteed. For Policies issued before January 6, 2003, the mortality and expense risk charge for such Policies is an annual rate of 0.35% of net assets on a guaranteed basis for all Policy years.


We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How your Fund Value varies."

The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.


35  Charges and deductions

DEDUCTIONS FROM FUND VALUE -- THE MONTHLY DEDUCTION

We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each Subaccount and withdrawing amounts from the Subaccount. We will take the Monthly Deduction on a pro-rata basis from the Subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Interest Account bears to the sum of all Subaccounts and the Guaranteed Interest Account on the Monthly Anniversary
Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.

The Monthly Deduction equals:

o the cost of insurance charge for the Policy; plus

o the administrative charge; plus

o the Per $1,000 Specified Amount charge; plus

o the enhanced maturity extension charge (if benefit elected); plus

o the charges for any optional insurance benefits.

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). Depending on a number of factors (such as gender, age, risk class, and policy duration), the cost of insurance charge may vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and divide that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day. Other factors that affect the amount at risk include investment performance, payment of premiums, and charges to the policy. If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:

1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003675 or for policies issued on or after January 6, 2003 by 1.00327374; and

2. is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.

If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:

1. your Specified Amount in force; and

2. the excess between the Death Benefit payable on that Monthly Anniversary Day, less Fund Value on that Day, less the Specified Amount in force.

The cost of insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the Policy Year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by state law.

ADMINISTRATIVE CHARGE. We deduct a $5 charge each month to compensate us for administrative expenses.

PER $1,000 SPECIFIED AMOUNT CHARGE. We deduct this charge during the first 10 Policy Years and for 10 Policy Years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's issue age on the Policy Date (or date of the increase), gender, smoking status and Specified Amount. We show the maximum amount of these charges in the "Fee Table" section of this Prospectus.

OPTIONAL INSURANCE BENEFITS CHARGE. We charge you each month for the optional insurance benefits you added to your Policy by rider. We state these charges in the Fee Table and your rider. We describe the charges for the Guaranteed Death Benefit to Age 100, Additional Term Life Insurance Rider, Term Life Term Rider, Enhanced Maturity Extension Rider, and the Purchase Option Rider below.

Charges for the Guaranteed Death Benefit to Age 100 Rider, the Additional Term Life Insurance Rider, and the Term Life Term Rider are deducted when we issue the rider and each Monthly Anniversary Day. They are based on the cost of insurance charges and vary based on the issue age, gender, smoking status and risk class of the Insured, as well as on the number of years since the rider was issued and on the Specified Amount. The guaranteed maximum charges for the Term Life Term Insurance Rider and for the Additional Term Life Insurance Rider range from $0.08 to $10.45 and from $0.08 to $83.33, respectively, per $1,000 of term insurance purchased. The Enhanced Maturity Extension Rider and the Purchase Option Rider are also deducted when we issue the rider and on each Monthly Anniversary Day. The guaranteed maximum charge for the Enhanced Maturity Extension Rider is $0.01 per $1,000 of Specified Amount plus term insurance. The guaranteed maximum charge for the Purchase Option Rider depends on the age of the Insured, and is $0.05 to $0.36 of purchase option insurance, and varies based on the age of the Insured.


                                                      Charges and deductions  36

TRANSACTION CHARGES

SURRENDER CHARGE. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured's age 75 or younger (over 10 years for Insured issue ages 76-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


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                     Applicable Percentage    Applicable Percentage
     Policy Years     for Issue Ages 0-75     for Issue Ages 76-85
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        1-3                    80%                      80%
         4                     80                       70
         5                     80                       60
         6                     80                       50
         7                     80                       40
         8                     70                       30
         9                     60                       20
        10                     50                       10
        11                     40                       0
        12                     30                       0
        13                     20                       0
        14                     10                       0
        15+                    0                        0
--------------------------------------------------------------------------------

Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred nonsmoker). The maximum surrender charge during the first seven Policy Years would be 80% of (100 x 7.25) or $580.00.

The maximum surrender charge factor per $1,000 of initial Specified Amount factor would be $64 based upon the assumptions described above and if the Policy were purchased by a male insured age 85, standard smoker.

We do not assess a surrender charge for partial surrenders. We do assess a partial surrender fee.

PARTIAL SURRENDER FEE. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the Subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.

TRANSFER CHARGE. We reserve the right to assess a $25 transfer charge for each transfer you make among the Subaccounts and between the Subaccounts and the Guaranteed Interest Account. We currently do not assess this charge. If we assess a transfer charge, first we will allocate the transfer charge against the elected Subaccounts and/or the Guaranteed Interest Account from which you are requesting that Fund Value be transferred.


OTHER CHARGES. We may charge the Subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.

ILLUSTRATION PROJECTION REPORT FEE

You may request that we prepare an illustration projection report at any time by writing us at the Operations Center. The illustration projection report will project future benefits and values under your Policy. We may impose a fee of $25 for each illustration projection report we prepare. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.



37  Charges and deductions

16. Tax considerations

--------------------------------------------------------------------------------

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.



TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should generally satisfy the applicable requirements. There is less guidance with respect to policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance contracts. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

1.  All distributions other than death benefits, including distributions

                                                          Tax considerations  38
    upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.


Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the twentieth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount deemed of the Outstanding Debt will be added to the amount distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation-skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.


SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.



39  Tax considerations

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) UNDERWRITTEN INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes which are pursuant to the terms of the policy, including addition or removal of a rider and an increase or decrease in death benefit, if the change is not underwritten. As a result, absent further guidance, it is not clear whether 2009 or later increases of benefits or coverage or additions of riders or increases in rider benefits, which are subject to underwriting, would cause your policy to lose its ability to be tax tested under the 1980 CSO tables under which your policy operates. If we determine that the federal tax rules may require this result, we intend to refuse such 2009 or later increases or additions, which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We hope to have additional guidance from the IRS before 2009 at which time such rules could apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                                          Tax considerations  40

17. Other policy information

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POLICY ILLUSTRATIONS

Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. Contact your agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.



EXCHANGE PRIVILEGE

During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the Subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.


ASSIGNMENT


You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt and any action we took before the assignment took effect. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" earlier in this Prospectus for more information. Please see your Policy for more information.



SETTLEMENT OPTIONS

We offer several settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Operations Center. Please review your Policy for more information about the settlement options.


MISSTATEMENT OF AGE OR SEX

If you misstated the Insured's age or sex in your application, we will adjust the Death Benefit proceeds. The amount of any Death Benefit proceeds will be the sum of (a) and (b) where: (a) is the Fund Value on the date of death of the Insured; and (b) is the amount at risk on the last Monthly Anniversary Day, multiplied by the ratio of the insurance rate on the last Monthly Anniversary Day based on the incorrect age or gender to the insurance rate that would have applied on that Monthly Anniversary Day based on the correct age or gender. A misstatement of age or gender does not affect Fund Value.


SUICIDE EXCLUSION

If the Insured commits suicide, within two years of the date of issue, the amount payable by us will be limited to the amount of the premiums payments less: (a) any Debt; and (b) any partial surrenders and their fees. But, in case of the suicide of the Insured, within two years of the date any optional increase in Specified Amount took effect, the amount payable by us with respect to that increase will be limited to its cost.


INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.


OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.

Only an executive officer of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.



VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your Policy.



41  Other policy information

18. Additional information

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DISTRIBUTION OF THE POLICIES
The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account L.+ The offering of the policies is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly- owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The policies are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Sales compensation paid to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, sales compensation shall not exceed 4.8% of premiums paid in years 2-10. Beginning in the second policy year, registered representatives will receive on-going asset-based compensation up to a maximum of 0.25% annually of the Fund Value Policy.

Upon any subsequent increase in Specified Amount, sales compensation will equal a maximum of 110% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may


----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.


                                                      Additional information  42
cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.




OTHER INFORMATION

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.


43  Additional information

19. Financial statements

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The audited financial statements of MONY America Variable Account L and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.
PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



                                                        Financial statements  44

Appendix: Glossary

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For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.


Business Day -- is any day the New York Stock Exchange is open for regular trading or on any other day there is enough trading to change the Unit value of the Subaccount. Our Business Day ends at 4:00 pm Eastern time, unless the market closes earlier (i.e., day after Thanksgiving, etc.).


Cash Value -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.

Fund -- any open-end management investment company in which the Variable Account invests.

Fund Value -- the total amount under the Policy in each Subaccount, the Guaranteed Interest Account, and the Loan Account.

General Account -- assets of the Company other than those allocate to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.

Insured -- the person on whose life we base this Policy.

Loan Account -- an account to which we transfer amounts from the Subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. We will credit interest to the Loan Account at a rate not less than 4.0%. The Loan Account is part of the Company's General Account.

Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Minimum Monthly Premium -- the premium you must pay to put this Policy into effect, and is the basis of the minimum monthly premium test.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Per $1,000 Specified Amount charge.


Operations Center -- the Company's service center at 100 Madison Street, Syracuse, New York 13202. The telephone number for the Operations Center is 1-800-487-6669.


Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure Policy Years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in share of a Fund.

Unit -- the measure of value in a Subaccount.

Variable Account -- MONY America Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.


A-1  Appendix: Glossary

Requesting more information

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STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Additional information about the Company
MONY Life Insurance Company of America......................................2
MONY America Variable Account L.............................................2
Additional Policy Information...............................................2
The Policy..................................................................2

State variations............................................................2

Death benefit payable during grace period...................................2
Sales charge................................................................2
Our right to contest the Policy.............................................2

Ownership rights............................................................2
Selecting and changing the Beneficiary......................................2

Assigning the Policy........................................................3
Dividends...................................................................3
Settlement options..........................................................3

Distribution of the Policies................................................3
Additional Information......................................................4
Policies issued in conjunction with employee benefit plans..................4
Legal developments regarding unisex actuarial tables........................4
Purchase and redemption of portfolio shares.................................4
Potential conflicts of interest.............................................4
Reports to Owners...........................................................4
Records.....................................................................5
Service agreement...........................................................5
Experts.....................................................................5
Financial Statements........................................................5
Index to financial statements...........................................FSA-1

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-487-6669, or write us at our Operations Center at 100 Madison Street, Syracuse, NY 13202.


You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of an Insured's Death Benefits, Cash Values and Account Values, and to request other information about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by accessing the SEC's website at http://www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


Investment Company Act of 1940 Registration File No. 811-04234.

MONY Variable Universal Life
MONY America Variable Account L

STATEMENT OF ADDITIONAL INFORMATION
FOR INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE LIFE INSURANCE POLICY


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2006 and the prospectuses for AIM Variable Insurance Funds, The Alger American Fund, EQ Advisors Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance TrustSM, Old Mutual Insurance Series Fund, PIMCO Variable Insurance Trust, and The Universal Institutional Funds, Inc. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown below. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.

The date of this Statement of Additional Information is May 1, 2006.


TABLE OF CONTENTS

Additional information about the Company                                     2
MONY Life Insurance Company of America                                       2
MONY America Variable Account L                                              2
Additional Policy information                                                2
The Policy                                                                   2

State variations                                                             2

Death benefit payable during grace period                                    2
Sales charge                                                                 2
Our right to contest the Policy                                              2
Ownership rights                                                             2
Selecting and changing the Beneficiary                                       2
Assigning the Policy                                                         3
Dividends                                                                    3
Settlement options                                                           3
Distribution of the Policies                                                 3
Additional information                                                       4
Policies issued in conjunction with employee benefit plans                   4
Legal developments regarding unisex actuarial tables                         4
Purchase and redemption of portfolio shares                                  4
Potential conflicts of interest                                              4
Reports to Owners                                                            4
Records                                                                      5
Service agreement                                                            5
Experts                                                                      5
Financial statements                                                         5

Index to financial statements                                            FSA-1


                                   Issued by
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                           New York, New York 10104

                              Operations Center:
                               100 Madison Street
                    Syracuse, New York 13202, (800) 487-6669



                                                                          x01233
                                                                      MLA-VUL 02

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.


We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.


MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.


ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy, any attached riders and/or endorsements, the application and any supplemental applications make up the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.


STATE VARIATIONS


Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your Policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Operations Center.



DEATH BENEFIT PAYABLE DURING GRACE PERIOD

For Policies issued in the State of New Jersey, we will calculate the death benefit payable during the grace period as follows: If the Insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately before the start of the grace period, reduced by:

1. the lesser of any balance needed for the Minimum Monthly Pre mium for the following month or any balance needed for the Monthly Deduction; and

2.   any Outstanding Debt.

SALES CHARGE

If we issued your Policy in New Jersey, the sales charge is 4% for all policy years where the Specified Amount plus any term life insurance in force is less than $500,000 and 2% for all policy years when the Specified Amount plus any term life insurance in force is $500,000 or more.


OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.


OWNERSHIP RIGHTS

You, as the Owner, may exercise certain rights under the Policy. In addition to the rights described in the prospectus, you have the right to select or change your beneficiary and the right to assign your policy:


SELECTING AND CHANGING THE BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries.

Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators.

You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Operations Center. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Operations Center.


ASSIGNING THE POLICY


You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information.



DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.


SETTLEMENT OPTIONS

You may receive your proceeds in a lump sum or under the following settlement options:

OPTION 1. INTEREST INCOME -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2.75% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.

OPTION 2. INCOME FOR SPECIFIED PERIOD -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.

OPTION 3. SINGLE LIFE INCOME -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).

We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount show in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.

If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.

OPTION 3A. JOINT LIFE INCOME -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.

The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.

We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.

If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.

OPTION 4. INCOME OF SPECIFIED AMOUNT -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last, but the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2.75% a year.

We also may pay proceeds under any other option to which we and the payee may agree.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.


DISTRIBUTION OF THE POLICIES

AXA Distributors receives fees for the sale of variable life insurance policies. AXA Distributors received compensation with respect to the Policies offered through the Variable account in the following amounts during the periods indicated:

-------------------------------------------------------------------------
                                            Aggregate amount of
                                           commissions retained
                                           by AXA Distributors
                                          after payments to its
                  Aggregate amount of    registered persons and
                  commissions paid to    other Selling broker-
     Fiscal year   AXA Distributors*           dealers
-------------------------------------------------------------------------
       2003       $16,246,718                      N/A
       2004       $14,126,357                      N/A
       2005       $ 7,490,997                      N/A
-------------------------------------------------------------------------



* Includes sales compensation paid to registered persons of AXA Distributors. Also, in fiscal years 2003, 2004 and part of 2005, these payments were made to MSC.

AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for AXA Distributors' operating and other expenses as it relates to the Policies.


Please see your Prospectus for detailed information regarding the distribution of the policies.



ADDITIONAL INFORMATION


POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.


LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.


PURCHASE AND REDEMPTION OF PORTFOLIO SHARES

We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.


POTENTIAL CONFLICTS OF INTEREST

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans. When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.


REPORTS TO OWNERS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:

SINCE THE LAST REPORT DATE:

o premiums received;

o expense charges (including transfer charges, if any);

o cost of insurance and any riders;

o interest earned on Fund Value in the Loan Account and in the Guaranteed Interest Account; and

o any partial surrenders (and their fees).

AS OF THE CURRENT REPORT DATE:

o Death Benefit;


o Specified Amount;

o Cash Value: and


o Outstanding Debt.

AS OF THE CURRENT AND PRIOR REPORT DATES:

o Fund Value;

o Subaccount Unit values;

o Fund Value in the Guaranteed Interest Account; and

o any other information required by law.

We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.


RECORDS

We will maintain all records relating to the Variable Account and the Guaranteed Interest Account at our Operations Center.


SERVICE AGREEMENT

MONY Life Insurance Company provides personnel and administrative services to MONY Life Insurance Company of America pursuant to an administrative services agreement. The services provided include premium processing, Policy Owner changes, Policy compilation, and recordkeeping. These services are provided via computer and manual systems.


EXPERTS


The Financial Statements of MONY America Variable Account L for the year ended December 31, 2005, and for each of the two years in the period ended December 31, 2005, and the financial statements of the Company at December 31, 2005 and 2004, and for the year ended December 31, 2005 and the six months ended December 31, 2004 and the six months ended June 30, 2004 and the year ended December 31, 2003, have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.




FINANCIAL STATEMENTS
This SAI contains the audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, independent registered public accounting firm.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm......................................................    2
 Statements of Assets and Liabilities as of December 31, 2005..................................................  F-3
 Statements of Operations for the Year Ended December 31, 2005................................................. F-19
 Statements of Changes in Net Assets for the Years Ended December 31, 2005 and December 31, 2004............... F-30
 Notes to Financial Statements........................................ .......................................  F-55

With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm......................................................  F-1
Balance Sheets as of December 31, 2005 and 2004...............................................................  F-2
 Statements of Operations for the Year Ended December 31, 2005 (Successor), Six Months Ended December 31, 2004
 (Successor), Six Months Ended June 30, 2004 (Predecessor), and the Year Ended December 31, 2003
 (Predecessor)................................................................................................  F-3
Statements of Shareholder's Equity for the Years Ended December 31, 2005, 2004 and 2003.......................  F-4
 Statements of Cash Flows for the Year Ended December 31, 2005 (Successor), Six Months Ended December 31, 2004
 (Successor), Six Months Ended June 30, 2004 (Predecessor), and the Year Ended December 31, 2003
(Predecessor).................................................................................................  F-5
 Notes to Financial Statements................................................................................  F-7

                                     FSA-1

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account L

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L listed in Note 1 at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 13, 2006

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                           AIM V.I.         AIM V.I.             AIM V.I.
                                                         Basic Value   Financial Services   Global Health Care
                                                        ------------- -------------------- --------------------
Assets:
Shares held in respective Funds .......................      43,377           21,037               33,562
                                                             ------           ------               ------
Investments at cost ...................................    $487,857         $276,247             $563,082
                                                           --------         --------             --------
Investment in respective Funds, at net asset value         $536,574         $321,238             $686,016
Amount due from respective Funds ......................          --               --                   --
Amount due from MONY America ..........................         639               46                   74
                                                           --------         --------             --------
  Total Assets ........................................     537,213          321,284              686,090
                                                           --------         --------             --------
Liabilities:
Amount due to respective Funds ........................         639               46                   74
Amount due to MONY America ............................          --               --                   --
                                                           --------         --------             --------
  Total Liabilities ...................................         639               46                   74
                                                           --------         --------             --------
Net Assets ............................................    $536,574         $321,238             $686,016
                                                           ========         ========             ========


                                                           AIM V.I.
                                                           Mid Cap      AIM V.I.    Alger American   Alger American
                                                         Core Equity   Technology      Balanced      MidCap Growth
                                                        ------------- ------------ ---------------- ---------------
Assets:
Shares held in respective Funds .......................      25,868       13,059         267,322          455,043
                                                           --------     --------      ----------       ----------
Investments at cost ...................................    $340,475     $144,764      $3,498,322       $8,649,115
                                                           --------     --------      ----------       ----------
Investment in respective Funds, at net asset value         $352,062     $165,716      $3,860,133       $9,965,441
Amount due from respective Funds ......................          --           --              --               --
Amount due from MONY America ..........................         727           59             565            4,898
                                                           --------     --------      ----------       ----------
  Total Assets ........................................     352,789      165,775       3,860,698        9,970,339
                                                           --------     --------      ----------       ----------
Liabilities:
Amount due to respective Funds ........................         727           59             565            4,898
Amount due to MONY America ............................          --           --              --               --
                                                           --------     --------      ----------       ----------
  Total Liabilities ...................................         727           59             565            4,898
                                                           --------     --------      ----------       ----------
Net Assets ............................................    $352,062     $165,716      $3,860,133       $9,965,441
                                                           ========     ========      ==========       ==========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

    The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                           Dreyfus IP    Dreyfus Socially
                                                           Small Cap       Responsible        Dreyfus Stock
                                                          Stock Index   Growth Fund, Inc.   Index Fund, Inc.
                                                         ------------- ------------------- ------------------
Assets:
Shares held in respective Funds ........................     384,546            56,864           2,008,209
                                                          ----------        ----------         -----------
Investments at cost ....................................  $5,282,354        $1,329,868         $57,191,604
                                                          ----------        ----------         -----------
Investment in respective Funds, at net asset value .....  $6,410,386        $1,483,006         $63,901,214
Amount due from respective Funds .......................          --                --                  --
Amount due from MONY America ...........................       2,250             1,834               4,502
                                                          ----------        ----------         -----------
  Total Assets .........................................   6,412,636         1,484,840          63,905,716
                                                          ----------        ----------         -----------
Liabilities:
Amount due to respective Funds .........................       2,250             1,834               4,502
Amount due to MONY America .............................          --                --                  --
                                                          ----------        ----------         -----------
  Total Liabilities ....................................       2,250             1,834               4,502
                                                          ----------        ----------         -----------
Net Assets .............................................  $6,410,386        $1,483,006         $63,901,214
                                                          ==========        ==========         ===========

                                                                                                Dreyfus VIF    EQ/Bear Stearns
                                                           Dreyfus VIF       Dreyfus VIF       Small Company    Small Company
                                                          Appreciation   International Value       Stock            Growth
                                                         -------------- --------------------- --------------- -----------------
Assets:
Shares held in respective Funds ........................       27,524            684,080            131,675        1,869,259
                                                           ----------        -----------         ----------      -----------
Investments at cost ....................................   $  973,388        $ 9,023,130         $2,738,606      $13,463,305
                                                           ----------        -----------         ----------      -----------
Investment in respective Funds, at net asset value .....   $1,021,410        $11,964,559         $2,866,572      $16,374,711
Amount due from respective Funds .......................           --                 --                 --               --
Amount due from MONY America ...........................          754             56,321              6,063            4,571
                                                           ----------        -----------         ----------      -----------
  Total Assets .........................................    1,022,164         12,020,880          2,872,635       16,379,282
                                                           ----------        -----------         ----------      -----------
Liabilities:
Amount due to respective Funds .........................          754             56,321              6,063            4,571
Amount due to MONY America .............................           --                 --                 --               --
                                                           ----------        -----------         ----------      -----------
  Total Liabilities ....................................          754             56,321              6,063            4,571
                                                           ----------        -----------         ----------      -----------
Net Assets .............................................   $1,021,410        $11,964,559         $2,866,572      $16,374,711
                                                           ==========        ===========         ==========      ===========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                               EQ/Boston
                                                                                            Advisors Equity
                                                                                                 Income*
                                                                                           -----------------
Assets:
Shares held in respective Funds ..........................................................      1,613,078
                                                                                              -----------
Investments at cost ......................................................................    $ 8,998,477
                                                                                              -----------
Investment in respective Funds, at net asset value .......................................    $10,258,203
Amount due from respective Funds .........................................................             --
Amount due from MONY America .............................................................            330
                                                                                              -----------
  Total Assets ...........................................................................     10,258,533
                                                                                              -----------
Liabilities:
Amount due to respective Funds ...........................................................            330
Amount due to MONY America ...............................................................             --
                                                                                              -----------
  Total Liabilities ......................................................................            330
                                                                                              -----------
Net Assets ...............................................................................    $10,258,203
                                                                                              ===========

                                                                                                 EQ/Calvert
                                                                                            Socially Responsible
                                                                                           ----------------------
Assets:
Shares held in respective Funds ..........................................................          32,180
                                                                                                  --------
Investments at cost ......................................................................        $235,189
                                                                                                  --------
Investment in respective Funds, at net asset value .......................................        $263,553
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................             129
                                                                                                  --------
  Total Assets ...........................................................................         263,682
                                                                                                  --------
Liabilities:
Amount due to respective Funds ...........................................................             129
Amount due to MONY America ...............................................................              --
                                                                                                  --------
  Total Liabilities ......................................................................             129
                                                                                                  --------
Net Assets ...............................................................................        $263,553
                                                                                                  ========

                                                                                                EQ/Capital      EQ/Caywood-Scholl
                                                                                            Guardian Research    High Yield Bond
                                                                                           ------------------- -------------------
Assets:
Shares held in respective Funds ..........................................................         157,037           2,932,683
                                                                                                ----------         -----------
Investments at cost ......................................................................      $2,355,193         $13,345,832
                                                                                                ----------         -----------
Investment in respective Funds, at net asset value .......................................      $1,964,533         $13,373,034
Amount due from respective Funds .........................................................           1,132               3,741
Amount due from MONY America .............................................................              --                  --
                                                                                                ----------         -----------
  Total Assets ...........................................................................       1,965,665          13,376,775
                                                                                                ----------         -----------
Liabilities:
Amount due to respective Funds ...........................................................              --                  --
Amount due to MONY America ...............................................................           1,132               3,741
                                                                                                ----------         -----------
  Total Liabilities ......................................................................           1,132               3,741
                                                                                                ----------         -----------
Net Assets ...............................................................................      $1,964,533         $13,373,034
                                                                                                ==========         ===========

                                                                                               EQ/Enterprise      EQ/GAMCO Small
                                                                                            Moderate Allocation    Company Value
                                                                                           --------------------- ----------------
Assets:
Shares held in respective Funds ..........................................................         4,952,917          2,829,433
                                                                                                ------------        -----------
Investments at cost ......................................................................      $106,775,746        $65,382,183
                                                                                                ------------        -----------
Investment in respective Funds, at net asset value .......................................      $ 97,621,998        $76,140,042
Amount due from respective Funds .........................................................            40,208             29,448
Amount due from MONY America .............................................................                --                 --
                                                                                                ------------        -----------
  Total Assets ...........................................................................        97,662,206         76,169,490
                                                                                                ------------        -----------
Liabilities:
Amount due to respective Funds ...........................................................                --                 --
Amount due to MONY America ...............................................................            40,208             29,448
                                                                                                ------------        -----------
  Total Liabilities ......................................................................            40,208             29,448
                                                                                                ------------        -----------
Net Assets ...............................................................................      $ 97,621,998        $76,140,042
                                                                                                ============        ===========

                                                                                            EQ/Government
                                                                                             Securities
                                                                                           --------------
Assets:
Shares held in respective Funds ..........................................................    1,271,804
                                                                                            -----------
Investments at cost ......................................................................  $14,639,589
                                                                                            -----------
Investment in respective Funds, at net asset value .......................................  $13,837,230
Amount due from respective Funds .........................................................           --
Amount due from MONY America .............................................................       34,402
                                                                                            -----------
  Total Assets ...........................................................................   13,871,632
                                                                                            -----------
Liabilities:
Amount due to respective Funds ...........................................................       34,402
Amount due to MONY America ...............................................................           --
                                                                                            -----------
  Total Liabilities ......................................................................       34,402
                                                                                            -----------
Net Assets ...............................................................................  $13,837,230
                                                                                            ===========

-------
*  Denotes multiple share classes held in the respective fund.
   A ............................................................         97,644
   B ............................................................      1,515,434

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          EQ/Intermediate  EQ/International      EQ/Long
                                                             Term Bond          Growth          Term Bond
                                                         ---------------- ------------------ --------------
Assets:
Shares held in respective Funds ........................       751,790          3,193,998         801,934
                                                            ----------        -----------     -----------
Investments at cost ....................................    $8,399,611        $15,847,472     $11,137,633
                                                            ----------        -----------     -----------
Investment in respective Funds, at net asset value .....    $7,600,595        $16,640,730     $10,858,195
Amount due from respective Funds .......................           612              3,552           3,628
Amount due from MONY America ...........................            --                 --              --
                                                            ----------        -----------     -----------
  Total Assets .........................................     7,601,207         16,644,282      10,861,823
                                                            ----------        -----------     -----------
Liabilities
 : .....................................................
Amount due to respective Funds .........................            --                 --              --
Amount due to MONY America .............................           612              3,552           3,628
                                                            ----------        -----------     -----------
  Total Liabilities ....................................           612              3,552           3,628
                                                            ----------        -----------     -----------
Net Assets .............................................    $7,600,595        $16,640,730     $10,858,195
                                                            ==========        ===========     ===========

                                                           EQ/Marsico      EQ/Money      EQ/Montag &       EQ/PIMCO
                                                              Focus         Market     Caldwell Growth    Real Return
                                                         -------------- ------------- ----------------- --------------
Assets:
Shares held in respective Funds ........................      733,823     39,049,835      10,661,465       1,617,950
                                                          -----------    -----------     -----------     -----------
Investments at cost ....................................  $ 9,198,093    $39,049,835     $50,521,361     $16,837,054
                                                          -----------    -----------     -----------     -----------
Investment in respective Funds, at net asset value .....  $11,550,377    $39,049,835     $53,947,015     $16,406,107
Amount due from respective Funds .......................           --        200,992              --              --
Amount due from MONY America ...........................       54,907             --          69,737          43,409
                                                          -----------    -----------     -----------     -----------
  Total Assets .........................................   11,605,284     39,250,827      54,016,752      16,449,516
                                                          -----------    -----------     -----------     -----------
Liabilities
 : .....................................................
Amount due to respective Funds .........................       54,907             --          69,737          43,409
Amount due to MONY America .............................           --        200,992              --              --
                                                          -----------    -----------     -----------     -----------
  Total Liabilities ....................................       54,907        200,992          69,737          43,409
                                                          -----------    -----------     -----------     -----------
Net Assets .............................................  $11,550,377    $39,049,835     $53,947,015     $16,406,107
                                                          ===========    ===========     ===========     ===========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                             EQ/Short
                                                                                             Duration     EQ/TCW
                                                                                              Bond        Equity
                                                                                           ---------- --------------
Assets:
Shares held in respective Funds ..........................................................    19,836     2,803,981
                                                                                            --------   -----------
Investments at cost ......................................................................  $198,553   $58,390,089
                                                                                            --------   -----------
Investment in respective Funds, at net asset value .......................................  $197,371   $61,939,936
Amount due from respective Funds .........................................................       963        23,009
Amount due from MONY America .............................................................        --            --
                                                                                            --------   -----------
  Total Assets ...........................................................................   198,334    61,962,945
                                                                                            --------   -----------
Liabilities:
Amount due to respective Funds ...........................................................        --            --
Amount due to MONY America ...............................................................       963        23,009
                                                                                            --------   -----------
  Total Liabilities ......................................................................       963        23,009
                                                                                            --------   -----------
Net Assets ...............................................................................  $197,371   $61,939,936
                                                                                            ========   ===========

                                                                                                  EQ/UBS         Fidelity VIP
                                                                                            Growth and Income   Asset Manager
                                                                                           ------------------- ---------------
Assets:
Shares held in respective Funds ..........................................................       3,420,497           11,150
                                                                                               -----------         --------
Investments at cost ......................................................................     $17,521,359         $159,752
                                                                                               -----------         --------
Investment in respective Funds, at net asset value .......................................     $20,591,391         $167,698
Amount due from respective Funds .........................................................              --               --
Amount due from MONY America .............................................................           1,079               21
                                                                                               -----------         --------
  Total Assets ...........................................................................      20,592,470          167,719
                                                                                               -----------         --------
Liabilities:
Amount due to respective Funds ...........................................................           1,079               21
Amount due to MONY America ...............................................................              --               --
                                                                                               -----------         --------
  Total Liabilities ......................................................................           1,079               21
                                                                                               -----------         --------
Net Assets ...............................................................................     $20,591,391         $167,698
                                                                                               ===========         ========

                                                                                             Fidelity VIP    Fidelity VIP
                                                                                            Contrafund(R)*      Growth*
                                                                                           ---------------- --------------
Assets:
Shares held in respective Funds ..........................................................      1,034,332        402,911
                                                                                              -----------    -----------
Investments at cost ......................................................................    $25,510,084    $12,621,868
                                                                                              -----------    -----------
Investment in respective Funds, at net asset value .......................................    $32,046,025    $13,539,463
Amount due from respective Funds .........................................................          7,831          6,524
Amount due from MONY America .............................................................             --             --
                                                                                              -----------    -----------
  Total Assets ...........................................................................     32,053,856     13,545,987
                                                                                              -----------    -----------
Liabilities:
Amount due to respective Funds ...........................................................             --             --
Amount due to MONY America ...............................................................          7,831          6,524
                                                                                              -----------    -----------
  Total Liabilities ......................................................................          7,831          6,524
                                                                                              -----------    -----------
Net Assets ...............................................................................    $32,046,025    $13,539,463
                                                                                              ===========    ===========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                        492,954        276,122
   Initial                                                                                        541,378        126,789


                                                                                                Fidelity VIP
                                                                                            Growth Opportunities*
                                                                                           ----------------------
Assets:
Shares held in respective Funds ..........................................................          120,437
                                                                                                 ----------
Investments at cost ......................................................................       $1,766,933
                                                                                                 ----------
Investment in respective Funds, at net asset value .......................................       $2,087,434
Amount due from respective Funds .........................................................              126
Amount due from MONY America .............................................................               --
                                                                                                 ----------
  Total Assets ...........................................................................        2,087,560
                                                                                                 ----------
Liabilities:
Amount due to respective Funds ...........................................................               --
Amount due to MONY America ...............................................................              126
                                                                                                 ----------
  Total Liabilities ......................................................................              126
                                                                                                 ----------
Net Assets ...............................................................................       $2,087,434
                                                                                                 ==========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                           94,471
   Initial                                                                                           25,966

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                               Fidelity VIP
                                                                                            Growth and Income
                                                                                           -------------------
Assets:
Shares held in respective Funds ..........................................................          77,411
                                                                                                ----------
Investments at cost ......................................................................      $1,053,552
                                                                                                ----------
Investment in respective Funds, at net asset value .......................................      $1,141,815
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................           2,750
                                                                                                ----------
  Total Assets ...........................................................................       1,144,565
                                                                                                ----------
Liabilities:
Amount due to respective Funds ...........................................................           2,750
Amount due to MONY America ...............................................................              --
                                                                                                ----------
  Total Liabilities ......................................................................           2,750
                                                                                                ----------
Net Assets ...............................................................................      $1,141,815
                                                                                                ==========

                                                                                            Franklin Income
                                                                                               Securities
                                                                                           -----------------
Assets:
Shares held in respective Funds ..........................................................         69,032
                                                                                               ----------
Investments at cost ......................................................................     $1,038,523
                                                                                               ----------
Investment in respective Funds, at net asset value .......................................     $1,057,572
Amount due from respective Funds .........................................................             --
Amount due from MONY America .............................................................          1,460
                                                                                               ----------
  Total Assets ...........................................................................      1,059,032
                                                                                               ----------
Liabilities:
Amount due to respective Funds ...........................................................          1,460
Amount due to MONY America ...............................................................             --
                                                                                               ----------
  Total Liabilities ......................................................................          1,460
                                                                                               ----------
Net Assets ...............................................................................     $1,057,572
                                                                                               ==========

                                                                                               Franklin Rising     Franklin Zero
                                                                                            Dividends Securities    Coupon 2010
                                                                                           ---------------------- ---------------
Assets:
Shares held in respective Funds ..........................................................          22,745              5,209
                                                                                                  --------            -------
Investments at cost ......................................................................        $381,252            $85,002
                                                                                                  --------            -------
Investment in respective Funds, at net asset value .......................................        $405,780            $83,130
Amount due from respective Funds .........................................................              --                 --
Amount due from MONY America .............................................................           1,269                107
                                                                                                  --------            -------
  Total Assets ...........................................................................         407,049             83,237
                                                                                                  --------            -------
Liabilities:
Amount due to respective Funds ...........................................................           1,269                107
Amount due to MONY America ...............................................................              --                 --
                                                                                                  --------            -------
  Total Liabilities ......................................................................           1,269                107
                                                                                                  --------            -------
Net Assets ...............................................................................        $405,780            $83,130
                                                                                                  ========            =======

                                                                                                              Janus Aspen Series
                                                                                              Janus Aspen       International
                                                                                            Series Balanced         Growth*
                                                                                           ----------------- -------------------
Assets:
Shares held in respective Funds ..........................................................        306,689            241,800
                                                                                               ----------         ----------
Investments at cost ......................................................................     $6,995,116         $6,659,444
                                                                                               ----------         ----------
Investment in respective Funds, at net asset value .......................................     $7,894,186         $8,558,959
Amount due from respective Funds .........................................................             --                 --
Amount due from MONY America .............................................................            718              2,361
                                                                                               ----------         ----------
  Total Assets ...........................................................................      7,894,904          8,561,320
                                                                                               ----------         ----------
Liabilities:
Amount due to respective Funds ...........................................................            718              2,361
Amount due to MONY America ...............................................................             --                 --
                                                                                               ----------         ----------
  Total Liabilities ......................................................................            718              2,361
                                                                                               ----------         ----------
Net Assets ...............................................................................     $7,894,186         $8,558,959
                                                                                               ==========         ==========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                                            89,472
   Institutional                                                                                                     152,328

                                                                                             Janus Aspen
                                                                                               Series
                                                                                            Flexible Bond*
                                                                                           ---------------
Assets:
Shares held in respective Funds ..........................................................      783,623
                                                                                             ----------
Investments at cost ......................................................................   $9,657,820
                                                                                             ----------
Investment in respective Funds, at net asset value .......................................   $8,942,938
Amount due from respective Funds .........................................................           --
Amount due from MONY America .............................................................        1,738
                                                                                             ----------
  Total Assets ...........................................................................    8,944,676
                                                                                             ----------
Liabilities:
Amount due to respective Funds ...........................................................        1,738
Amount due to MONY America ...............................................................           --
                                                                                             ----------
  Total Liabilities ......................................................................        1,738
                                                                                             ----------
Net Assets ...............................................................................   $8,942,938
                                                                                             ==========
-------
*   Denotes multiple share classes held in the respective fund.
    Service                                                                                      74,513
    Institutional                                                                               709,110



MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                             Janus Aspen
                                                                                            Series Forty*
                                                                                           ---------------
Assets:
Shares held in respective Funds ..........................................................       752,545
                                                                                             -----------
Investments at cost ......................................................................   $17,326,532
                                                                                             -----------
Investment in respective Funds, at net asset value .......................................   $20,817,416
Amount due from respective Funds .........................................................         1,976
Amount due from MONY America .............................................................            --
                                                                                             -----------
  Total Assets ...........................................................................    20,819,392
                                                                                             -----------
Liabilities:
Amount due to respective Funds ...........................................................            --
Amount due to MONY America ...............................................................         1,976
                                                                                             -----------
  Total Liabilities ......................................................................         1,976
                                                                                             -----------
Net Assets ...............................................................................   $20,817,416
                                                                                             ===========
-------
*   Denotes multiple share classes held in the respective fund.
    Service                                                                                      695,929
    Institutional                                                                                 56,616

+   Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
    Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


                                                                                            Janus Aspen Series
                                                                                              Mid Cap Growth
                                                                                           --------------------
Assets:
Shares held in respective Funds ..........................................................          542,681
                                                                                                -----------
Investments at cost ......................................................................      $12,385,599
                                                                                                -----------
Investment in respective Funds, at net asset value .......................................      $15,748,594
Amount due from respective Funds .........................................................               --
Amount due from MONY America .............................................................            4,451
                                                                                                -----------
  Total Assets ...........................................................................       15,753,045
                                                                                                -----------
Liabilities:
Amount due to respective Funds ...........................................................            4,451
Amount due to MONY America ...............................................................               --
                                                                                                -----------
  Total Liabilities ......................................................................            4,451
                                                                                                -----------
Net Assets ...............................................................................      $15,748,594
                                                                                                ===========

                                                                                            Janus Aspen Series
                                                                                               Mid Cap Value
                                                                                           --------------------
Assets:
Shares held in respective Funds ..........................................................         144,605
                                                                                                ----------
Investments at cost ......................................................................      $1,901,282
                                                                                                ----------
Investment in respective Funds, at net asset value .......................................      $2,206,672
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................             161
                                                                                                ----------
  Total Assets ...........................................................................       2,206,833
                                                                                                ----------
Liabilities:
Amount due to respective Funds ...........................................................             161
Amount due to MONY America ...............................................................              --
                                                                                                ----------
  Total Liabilities ......................................................................             161
                                                                                                ----------
Net Assets ...............................................................................      $2,206,672
                                                                                                ==========

                                                                                            Janus Aspen Series     Lord Abbett
                                                                                             Worldwide Growth    Bond-Debenture
                                                                                           -------------------- ----------------
Assets:
Shares held in respective Funds ..........................................................          505,243            97,077
                                                                                                -----------        ----------
Investments at cost ......................................................................      $13,506,708        $1,151,895
                                                                                                -----------        ----------
Investment in respective Funds, at net asset value .......................................      $14,126,604        $1,115,417
Amount due from respective Funds .........................................................               96                --
Amount due from MONY America .............................................................               --             1,520
                                                                                                -----------        ----------
  Total Assets ...........................................................................       14,126,700         1,116,937
                                                                                                -----------        ----------
Liabilities:
Amount due to respective Funds ...........................................................               --             1,520
Amount due to MONY America ...............................................................               96                --
                                                                                                -----------        ----------
  Total Liabilities ......................................................................               96             1,520
                                                                                                -----------        ----------
Net Assets ...............................................................................      $14,126,604        $1,115,417
                                                                                                ===========        ==========

                                                                                               Lord Abbett       Lord Abbett
                                                                                            Growth and Income   Mid-Cap Value
                                                                                           ------------------- --------------
Assets:
Shares held in respective Funds ..........................................................         205,306          726,346
                                                                                                ----------      -----------
Investments at cost ......................................................................      $4,978,868      $13,553,320
                                                                                                ----------      -----------
Investment in respective Funds, at net asset value .......................................      $5,370,808      $15,318,638
Amount due from respective Funds .........................................................              --               --
Amount due from MONY America .............................................................           4,480           10,616
                                                                                                ----------      -----------
  Total Assets ...........................................................................       5,375,288       15,329,254
                                                                                                ----------      -----------
Liabilities:
Amount due to respective Funds ...........................................................           4,480           10,616
Amount due to MONY America ...............................................................              --               --
                                                                                                ----------      -----------
  Total Liabilities ......................................................................           4,480           10,616
                                                                                                ----------      -----------
Net Assets ...............................................................................      $5,370,808      $15,318,638
                                                                                                ==========      ===========

+   Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
    Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          MFS(R) Mid   MFS(R) New   MFS(R) Total
                                                          Cap Growth    Discovery      Return
                                                         ------------ ------------ --------------
Assets:
Shares held in respective Funds ........................     156,559       70,521       218,536
                                                          ----------   ----------    ----------
Investments at cost ....................................  $  920,954   $  957,660    $4,259,199
                                                          ----------   ----------    ----------
Investment in respective Funds, at net asset value .....  $1,142,884   $1,103,660    $4,521,502
Amount due from respective Funds .......................          --           --            --
Amount due from MONY America ...........................         667            3           344
                                                          ----------   ----------    ----------
  Total Assets .........................................   1,143,551    1,103,663     4,521,846
                                                          ----------   ----------    ----------
Liabilities:
Amount due to respective Funds .........................         667            3           344
Amount due to MONY America .............................          --           --            --
                                                          ----------   ----------    ----------
  Total Liabilities ....................................         667            3           344
                                                          ----------   ----------    ----------
Net Assets .............................................  $1,142,884   $1,103,660    $4,521,502
                                                          ==========   ==========    ==========

                                                                             Morgan Stanley  Morgan Stanley
                                                                             UIF Core Plus    UIF Emerging     Morgan Stanley
                                                          MFS(R) Utilities    Fixed Income    Markets Debt    UIF Equity Growth
                                                         ------------------ --------------- ---------------- ------------------
Assets:
Shares held in respective Funds ........................         52,097         1,352,937         49,648            23,036
                                                             ----------       -----------       --------          --------
Investments at cost ....................................     $1,026,114       $15,896,557       $437,917          $304,080
                                                             ----------       -----------       --------          --------
Investment in respective Funds, at net asset value .....     $1,236,789       $15,599,366       $448,819          $364,656
Amount due from respective Funds .......................             --                --             --                --
Amount due from MONY America ...........................          1,619             1,005            565                --
                                                             ----------       -----------       --------          --------
  Total Assets .........................................      1,238,408        15,600,371        449,384           364,656
                                                             ----------       -----------       --------          --------
Liabilities:
Amount due to respective Funds .........................          1,619             1,005            565                --
Amount due to MONY America .............................             --                --             --                --
                                                             ----------       -----------       --------          --------
  Total Liabilities ....................................          1,619             1,005            565                --
                                                             ----------       -----------       --------          --------
Net Assets .............................................     $1,236,789       $15,599,366       $448,819          $364,656
                                                             ==========       ===========       ========          ========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          Morgan Stanley  Old Mutual    Old Mutual
                                                            UIF Value       Mid-Cap    Select Value
                                                         --------------- ------------ --------------
Assets:
Shares held in respective Funds ........................       906,656       150,344       61,892
                                                           -----------    ----------     --------
Investments at cost ....................................   $12,595,078    $2,073,542     $807,733
                                                           -----------    ----------     --------
Investment in respective Funds, at net asset value .....   $13,137,439    $2,509,233     $881,965
Amount due from respective Funds .......................         6,932            --           --
Amount due from MONY America ...........................                       2,288          302
                                                           -----------    ----------     --------
  Total Assets .........................................    13,144,371     2,511,521      882,267
                                                           -----------    ----------     --------
Liabilities:
Amount due to respective Funds .........................            --         2,288          302
Amount due to MONY America .............................         6,932            --           --
                                                           -----------    ----------     --------
  Total Liabilities ....................................         6,932         2,288          302
                                                           -----------    ----------     --------
Net Assets .............................................   $13,137,439    $2,509,233     $881,965
                                                           ===========    ==========     ========

                                                             Oppenheimer        Oppenheimer      PIMCO Global     PIMCO Real
                                                          Global Securities   Main Street(R)   Bond (Unhedged)      Return
                                                         ------------------- ---------------- ----------------- --------------
Assets:
Shares held in respective Funds ........................          39,763           24,178            183,791       1,584,165
                                                              ----------         --------         ----------     -----------
Investments at cost ....................................      $1,098,496         $477,189         $2,328,265     $20,135,612
                                                              ----------         --------         ----------     -----------
Investment in respective Funds, at net asset value .....      $1,318,553         $522,970         $2,188,952     $20,103,053
Amount due from respective Funds .......................              --               --                 --              --
Amount due from MONY America ...........................           3,310              791              1,128           3,504
                                                              ----------         --------         ----------     -----------
  Total Assets .........................................       1,321,863          523,761          2,190,080      20,106,557
                                                              ----------         --------         ----------     -----------
Liabilities:
Amount due to respective Funds .........................           3,310              791              1,128           3,504
Amount due to MONY America .............................              --               --                 --              --
                                                              ----------         --------         ----------     -----------
  Total Liabilities ....................................           3,310              791              1,128           3,504
                                                              ----------         --------         ----------     -----------
Net Assets .............................................      $1,318,553         $522,970         $2,188,952     $20,103,053
                                                              ==========         ========         ==========     ===========

-------
* Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                PIMCO                         T. Rowe Price
                                                              StocksPLUS      T. Rowe Price   International
                                                          Growth and Income   Equity Income       Stock
                                                         ------------------- --------------- ---------------
Assets:
Shares held in respective Funds ........................         360,408         1,329,462         422,122
                                                              ----------       -----------      ----------
Investments at cost ....................................      $3,150,241       $24,631,595      $5,390,905
                                                              ----------       -----------      ----------
Investment in respective Funds, at net asset value .....      $3,676,161       $28,968,981      $6,462,684
Amount due from respective Funds .......................              --                --          42,555
Amount due from MONY America ...........................           2,207             1,372              --
                                                              ----------       -----------      ----------
  Total Assets .........................................       3,678,368        28,970,353       6,505,239
                                                              ----------       -----------      ----------
Liabilities:
Amount due to respective Funds .........................           2,207             1,372              --
Amount due to MONY America .............................              --                --          42,555
                                                              ----------       -----------      ----------
  Total Liabilities ....................................           2,207             1,372          42,555
                                                              ----------       -----------      ----------
Net Assets .............................................      $3,676,161       $28,968,981      $6,462,684
                                                              ==========       ===========      ==========

                                                                              T. Rowe Price     T. Rowe Price
                                                            T. Rowe Price      New America         Personal       T. Rowe Price
                                                          Limited-Term Bond       Growth      Strategy Balanced   Prime Reserve
                                                         ------------------- --------------- ------------------- --------------
Assets:
Shares held in respective Funds ........................         684,392           350,998           155,102        5,953,891
                                                              ----------        ----------        ----------       ----------
Investments at cost ....................................      $3,416,200        $6,700,440        $2,680,811       $5,953,891
                                                              ----------        ----------        ----------       ----------
Investment in respective Funds, at net asset value .....      $3,346,675        $7,132,282        $2,855,423       $5,953,891
Amount due from respective Funds .......................              --                --                --              179
Amount due from MONY America ...........................           2,279                43               134               --
                                                              ----------        ----------        ----------       ----------
  Total Assets .........................................       3,348,954         7,132,325         2,855,557        5,954,070
                                                              ----------        ----------        ----------       ----------
Liabilities:
Amount due to respective Funds .........................           2,279                43               134               --
Amount due to MONY America .............................              --                --                --              179
                                                              ----------        ----------        ----------       ----------
  Total Liabilities ....................................           2,279                43               134              179
                                                              ----------        ----------        ----------       ----------
Net Assets .............................................      $3,346,675        $7,132,282        $2,855,423       $5,953,891
                                                              ==========        ==========        ==========       ==========

-------

*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                             Van Kampen       Van Kampen
                                                            UIF Emerging      UIF Global
                                                          Markets Equity    Value Equity+
                                                         ----------------- ---------------
Assets:
Shares held in respective Funds ........................        58,531            97,622
                                                              --------        ----------
Investments at cost ....................................      $537,835        $1,273,328
                                                              --------        ----------
Investment in respective Funds, at net asset value .....      $862,157        $1,451,647
Amount due from respective Funds .......................            --                --
Amount due from MONY America ...........................           338             3,550
                                                              --------        ----------
  Total Assets .........................................       862,495         1,455,197
                                                              --------        ----------
Liabilities:
Amount due to respective Funds .........................           338             3,550
Amount due to MONY America .............................            --                --
                                                              --------        ----------
  Total Liabilities ....................................           338             3,550
                                                              --------        ----------
Net Assets .............................................      $862,157        $1,451,647
                                                              ========        ==========

                                                            Van Kampen                          Van Eck         Van Eck
                                                          UIF U.S. Real       Van Eck          Worldwide       Worldwide
                                                             Estate+      Worldwide Bond   Emerging Markets   Hard Assets
                                                         --------------- ---------------- ------------------ ------------
Assets:
Shares held in respective Funds ........................       295,502         50,238            197,261          74,856
                                                            ----------       --------         ----------      ----------
Investments at cost ....................................    $5,365,913       $612,924         $3,170,853      $1,639,265
                                                            ----------       --------         ----------      ----------
Investment in respective Funds, at net asset value .....    $6,820,199       $604,364         $3,927,465      $2,076,492
Amount due from respective Funds .......................            --             --                 --              --
Amount due from MONY America ...........................         2,629            168              6,423              10
                                                            ----------       --------         ----------      ----------
  Total Assets .........................................     6,822,828        604,532          3,933,888       2,076,502
                                                            ----------       --------         ----------      ----------
Liabilities:
Amount due to respective Funds .........................         2,629            168              6,423              10
Amount due to MONY America .............................            --             --                 --              --
                                                            ----------       --------         ----------      ----------
  Total Liabilities ....................................         2,629            168              6,423              10
                                                            ----------       --------         ----------      ----------
Net Assets .............................................    $6,820,199       $604,364         $3,927,465      $2,076,492
                                                            ==========       ========         ==========      ==========

-------

*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                      Fund Name                                            Option
---------------------------------------------------- --------------------------------------------------
AIM V.I. Basic Value ............................... MONY Variable Universal Life
AIM V.I. Financial Services ........................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Financial Services ........................ MONY Variable Universal Life
AIM V.I. Financial Services ........................ Survivorship Variable Universal Life
AIM V.I. Global Health Care ........................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Global Health Care ........................ MONY Variable Universal Life
AIM V.I. Global Health Care ........................ Survivorship Variable Universal Life
AIM V.I. Mid Cap Core Equity ....................... MONY Variable Universal Life
AIM V.I. Technology ................................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Technology ................................ MONY Variable Universal Life
AIM V.I. Technology ................................ Survivorship Variable Universal Life
Alger American Balanced ............................ MONY Corporate Sponsored Variable Universal Life
Alger American Balanced ............................ MONY Variable Universal Life
Alger American Balanced ............................ Survivorship Variable Universal Life
Alger American MidCap Growth ....................... MONY Corporate Sponsored Variable Universal Life
Alger American MidCap Growth ....................... MONY Variable Universal Life
Alger American MidCap Growth ....................... Survivorship Variable Universal Life
Alger American MidCap Growth ....................... MONY Custom Estate Master
Alger American MidCap Growth ....................... MONY Custom Equity Master
Dreyfus IP Small Cap Stock Index ................... MONY Corporate Sponsored Variable Universal Life
Dreyfus IP Small Cap Stock Index ................... MONY Variable Universal Life
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Corporate Sponsored Variable Universal Life
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Estate Master
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Equity Master
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Equity Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Corporate Sponsored Variable Universal Life
Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Estate Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Equity Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Equity Master
Dreyfus VIF Appreciation ........................... MONY Corporate Sponsored Variable Universal Life
Dreyfus VIF International Value .................... MONY Corporate Sponsored Variable Universal Life
Dreyfus VIF Small Company Stock .................... MONY Corporate Sponsored Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... Survivorship Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Custom Estate Master
EQ/Bear Stearns Small Company Growth ............... MONY Custom Equity Master
EQ/Bear Stearns Small Company Growth ............... MONY Equity Master
EQ/Boston Advisors Equity Income ................... MONY Variable Universal Life
EQ/Boston Advisors Equity Income ................... Survivorship Variable Universal Life
EQ/Boston Advisors Equity Income ................... MONY Custom Estate Master
EQ/Boston Advisors Equity Income ................... MONY Custom Equity Master
EQ/Boston Advisors Equity Income ................... MONY Strategist
EQ/Boston Advisors Equity Income ................... MONY Equity Master
EQ/Calvert Socially Responsible .................... MONY Variable Universal Life
EQ/Calvert Socially Responsible .................... Survivorship Variable Universal Life
EQ/Capital Guardian Research ....................... MONY Strategist
EQ/Caywood-Scholl High Yield Bond .................. MONY Corporate Sponsored Variable Universal Life
EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Estate Master
EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Equity Master
EQ/Caywood-Scholl High Yield Bond .................. MONY Equity Master
EQ/Enterprise Moderate Allocation .................. MONY Corporate Sponsored Variable Universal Life
EQ/Enterprise Moderate Allocation .................. MONY Variable Universal Life
EQ/Enterprise Moderate Allocation .................. Survivorship Variable Universal Life

                                                                 Mortality
                                                                     &
                                                                  Expense   Unit Fair      Units
                      Fund Name                         Class      Ratio      Value     Outstanding
---------------------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Basic Value ...............................  Series I      0.35%   $  13.39       40,075
AIM V.I. Financial Services ........................  Series I        --    $  12.87        2,221
AIM V.I. Financial Services ........................  Series I      0.35%      12.88       20,890
AIM V.I. Financial Services ........................  Series I      0.35%      13.30        1,774
AIM V.I. Global Health Care ........................  Series I        --    $  12.66       11,609
AIM V.I. Global Health Care ........................  Series I      0.35%      11.95       45,006
AIM V.I. Global Health Care ........................  Series I      0.35%      12.11          101
AIM V.I. Mid Cap Core Equity .......................  Series I      0.35%   $  13.72       25,675
AIM V.I. Technology ................................  Series I        --    $  11.70        5,392
AIM V.I. Technology ................................  Series I      0.35%       8.98       11,423
AIM V.I. Technology ................................  Series I      0.35%      10.38           --
Alger American Balanced ............................      O           --    $  12.66      163,407
Alger American Balanced ............................      O         0.35%      12.17      141,235
Alger American Balanced ............................      O         0.35%      12.10        5,948
Alger American MidCap Growth .......................      O           --    $  14.55      381,378
Alger American MidCap Growth .......................      O         0.35%      14.22      189,552
Alger American MidCap Growth .......................      O         0.35%      13.37        7,840
Alger American MidCap Growth .......................      O         0.35%      14.37        7,478
Alger American MidCap Growth .......................      O         0.35%      13.90      108,563
Dreyfus IP Small Cap Stock Index ...................   Service        --    $  14.87      378,352
Dreyfus IP Small Cap Stock Index ...................   Service      0.35%      15.32       51,257
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial        --    $   8.14       10,070
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.35%       7.07       10,997
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.35%       7.34      161,710
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.75%       8.14       16,837
Dreyfus Stock Index Fund, Inc. .....................   Initial        --    $  14.82    3,116,865
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.35%       9.64      121,565
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.35%       9.70    1,238,444
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.75%       8.79      514,143
Dreyfus VIF Appreciation ...........................   Initial        --    $  14.70       69,510
Dreyfus VIF International Value ....................   Initial        --    $  14.60      819,258
Dreyfus VIF Small Company Stock ....................   Initial        --    $  14.82      193,435
EQ/Bear Stearns Small Company Growth ...............      B           --    $  11.98      241,822
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      11.79      237,047
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      11.73        3,261
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      16.94       61,445
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      17.41      480,311
EQ/Bear Stearns Small Company Growth ...............      B         0.75%      11.13      111,516
EQ/Boston Advisors Equity Income ...................      B         0.35%   $  13.80      112,673
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.15       11,054
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.29       75,673
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.57      359,997
EQ/Boston Advisors Equity Income ...................      A         0.60%      10.11       61,106
EQ/Boston Advisors Equity Income ...................      B         0.75%      11.86      172,633
EQ/Calvert Socially Responsible ....................      B         0.35%   $  10.43       25,267
EQ/Calvert Socially Responsible ....................      B         0.35%      10.43           --
EQ/Capital Guardian Research .......................      A         0.60%   $  10.39      186,997
EQ/Caywood-Scholl High Yield Bond ..................      B           --    $  16.42       96,073
EQ/Caywood-Scholl High Yield Bond ..................      B         0.35%      14.60       56,377
EQ/Caywood-Scholl High Yield Bond ..................      B         0.35%      14.68      300,015
EQ/Caywood-Scholl High Yield Bond ..................      B         0.75%      20.58      319,272
EQ/Enterprise Moderate Allocation ..................      B           --    $  12.07       11,978
EQ/Enterprise Moderate Allocation ..................      B         0.35%      11.51      181,740
EQ/Enterprise Moderate Allocation ..................      B         0.35%      11.07       12,128

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

               Fund Name                                      Option
--------------------------------------- --------------------------------------------------
EQ/Enterprise Moderate Allocation ..... MONY Custom Estate Master
EQ/Enterprise Moderate Allocation ..... MONY Custom Equity Master
EQ/Enterprise Moderate Allocation ..... MONY Equity Master
EQ/GAMCO Small Company Value .......... MONY Corporate Sponsored Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Variable Universal Life
EQ/GAMCO Small Company Value .......... Survivorship Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Custom Estate Master
EQ/GAMCO Small Company Value .......... MONY Custom Equity Master
EQ/GAMCO Small Company Value .......... MONY Equity Master
EQ/Government Securities .............. MONY Corporate Sponsored Variable Universal Life
EQ/Government Securities .............. MONY Variable Universal Life
EQ/Government Securities .............. Survivorship Variable Universal Life
EQ/Government Securities .............. MONY Custom Estate Master
EQ/Government Securities .............. MONY Custom Equity Master
EQ/Government Securities .............. MONY Equity Master
EQ/Intermediate Term Bond ............. MONY Corporate Sponsored Variable Universal Life
EQ/Intermediate Term Bond ............. MONY Custom Estate Master
EQ/Intermediate Term Bond ............. MONY Custom Equity Master
EQ/Intermediate Term Bond ............. MONY Strategist
EQ/Intermediate Term Bond ............. MONY Equity Master
EQ/International Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/International Growth ............... MONY Custom Estate Master
EQ/International Growth ............... MONY Custom Equity Master
EQ/International Growth ............... MONY Equity Master
EQ/Long Term Bond ..................... MONY Corporate Sponsored Variable Universal Life
EQ/Long Term Bond ..................... MONY Variable Universal Life
EQ/Long Term Bond ..................... Survivorship Variable Universal Life
EQ/Long Term Bond ..................... MONY Custom Estate Master
EQ/Long Term Bond ..................... MONY Custom Equity Master
EQ/Long Term Bond ..................... MONY Strategist
EQ/Long Term Bond ..................... MONY Equity Master
EQ/Marsico Focus ...................... MONY Custom Estate Master
EQ/Marsico Focus ...................... MONY Custom Equity Master
EQ/Marsico Focus ...................... MONY Equity Master
EQ/Money Market ....................... MONY Corporate Sponsored Variable Universal Life
EQ/Money Market ....................... MONY Variable Universal Life
EQ/Money Market ....................... Survivorship Variable Universal Life
EQ/Money Market ....................... MONY Custom Estate Master
EQ/Money Market ....................... MONY Custom Equity Master
EQ/Money Market ....................... MONY Strategist
EQ/Money Market ....................... MONY Equity Master
EQ/Montag & Caldwell Growth ........... MONY Corporate Sponsored Variable Universal Life
EQ/Montag & Caldwell Growth ........... MONY Variable Universal Life
EQ/Montag & Caldwell Growth ........... Survivorship Variable Universal Life
EQ/Montag & Caldwell Growth ........... MONY Custom Estate Master
EQ/Montag & Caldwell Growth ........... MONY Custom Equity Master
EQ/Montag & Caldwell Growth ........... MONY Equity Master
EQ/PIMCO Real Return .................. MONY Corporate Sponsored Variable Universal Life
EQ/PIMCO Real Return .................. MONY Variable Universal Life
EQ/PIMCO Real Return .................. Survivorship Variable Universal Life
EQ/PIMCO Real Return .................. MONY Custom Estate Master
EQ/PIMCO Real Return .................. MONY Custom Equity Master
EQ/Short Duration Bond ................ MONY Variable Universal Life

                                                 Mortality
                                                     &
                                                  Expense   Unit Fair      Units
               Fund Name                 Class     Ratio      Value     Outstanding
--------------------------------------- ------- ---------- ----------- ------------
EQ/Enterprise Moderate Allocation .....    B        0.35%   $  10.48      191,813
EQ/Enterprise Moderate Allocation .....    B        0.35%      10.62    1,295,197
EQ/Enterprise Moderate Allocation .....    B        0.75%      22.13    3,591,644
EQ/GAMCO Small Company Value ..........    B          --    $  26.00      231,201
EQ/GAMCO Small Company Value ..........    B        0.35%      16.24      406,911
EQ/GAMCO Small Company Value ..........    B        0.35%      15.61       20,800
EQ/GAMCO Small Company Value ..........    B        0.35%      20.34       92,524
EQ/GAMCO Small Company Value ..........    B        0.35%      21.54      952,635
EQ/GAMCO Small Company Value ..........    B        0.75%      39.58    1,030,755
EQ/Government Securities ..............    A          --    $  13.88      436,255
EQ/Government Securities ..............    A        0.35%      10.90      195,525
EQ/Government Securities ..............    A        0.35%      10.91        7,150
EQ/Government Securities ..............    A        0.35%      12.82       32,601
EQ/Government Securities ..............    A        0.35%      12.78      248,715
EQ/Government Securities ..............    A        0.75%      15.49      127,460
EQ/Intermediate Term Bond .............    A          --    $  14.50      241,917
EQ/Intermediate Term Bond .............    A        0.35%      13.39       30,947
EQ/Intermediate Term Bond .............    A        0.35%      13.30      161,574
EQ/Intermediate Term Bond .............    A        0.60%      32.83        3,251
EQ/Intermediate Term Bond .............    A        0.75%      16.41       86,617
EQ/International Growth ...............    B          --    $  11.12       16,228
EQ/International Growth ...............    B        0.35%      10.12       56,046
EQ/International Growth ...............    B        0.35%      10.78      479,287
EQ/International Growth ...............    B        0.75%      16.17      663,152
EQ/Long Term Bond .....................    A          --    $  16.60      125,735
EQ/Long Term Bond .....................    A        0.35%      12.97      110,196
EQ/Long Term Bond .....................    A        0.35%      13.13        3,375
EQ/Long Term Bond .....................    A        0.35%      15.10       40,573
EQ/Long Term Bond .....................    A        0.35%      14.68      272,917
EQ/Long Term Bond .....................    A        0.60%      48.56        1,025
EQ/Long Term Bond .....................    A        0.75%      21.28      123,534
EQ/Marsico Focus ......................    B        0.35%   $  10.62       96,043
EQ/Marsico Focus ......................    B        0.35%      10.62      712,315
EQ/Marsico Focus ......................    B        0.75%      10.60      279,981
EQ/Money Market .......................    A          --    $  10.11    2,583,386
EQ/Money Market .......................    A        0.35%      10.10      290,281
EQ/Money Market .......................    A        0.35%      10.10        2,729
EQ/Money Market .......................    A        0.35%      10.10      136,168
EQ/Money Market .......................    A        0.35%      10.10      553,676
EQ/Money Market .......................    A        0.60%      10.10        3,863
EQ/Money Market .......................    A        0.75%      10.09      292,567
EQ/Montag & Caldwell Growth ...........    B          --    $   8.19       69,800
EQ/Montag & Caldwell Growth ...........    B        0.35%      10.22      602,997
EQ/Montag & Caldwell Growth ...........    B        0.35%      10.00       19,926
EQ/Montag & Caldwell Growth ...........    B        0.35%       9.71      497,813
EQ/Montag & Caldwell Growth ...........    B        0.35%       9.98    3,786,627
EQ/Montag & Caldwell Growth ...........    B        0.75%       7.88      557,141
EQ/PIMCO Real Return ..................    B          --    $  11.73    1,204,755
EQ/PIMCO Real Return ..................    B        0.35%      11.77      124,116
EQ/PIMCO Real Return ..................    B        0.35%      11.71        5,716
EQ/PIMCO Real Return ..................    B        0.35%      11.67       13,623
EQ/PIMCO Real Return ..................    B        0.35%      11.70       50,490
EQ/Short Duration Bond ................    B        0.35%   $  10.25       19,264

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                  Fund Name                                         Option
--------------------------------------------- --------------------------------------------------
EQ/TCW Equity ............................... MONY Corporate Sponsored Variable Universal Life
EQ/TCW Equity ............................... MONY Custom Estate Master
EQ/TCW Equity ............................... MONY Custom Equity Master
EQ/TCW Equity ............................... MONY Equity Master
EQ/UBS Growth and Income .................... MONY Variable Universal Life
EQ/UBS Growth and Income .................... Survivorship Variable Universal Life
EQ/UBS Growth and Income .................... MONY Custom Estate Master
EQ/UBS Growth and Income .................... MONY Custom Equity Master
EQ/UBS Growth and Income .................... MONY Equity Master
Fidelity VIP Asset Manager .................. MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) .................. MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) .................. MONY Custom Estate Master
Fidelity VIP Contrafund(R) .................. MONY Custom Equity Master
Fidelity VIP Contrafund(R) .................. MONY Equity Master
Fidelity VIP Growth ......................... MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth ......................... MONY Custom Estate Master
Fidelity VIP Growth ......................... MONY Custom Equity Master
Fidelity VIP Growth ......................... MONY Equity Master
Fidelity VIP Growth Opportunities ........... MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Opportunities ........... MONY Custom Estate Master
Fidelity VIP Growth Opportunities ........... MONY Custom Equity Master
Fidelity VIP Growth Opportunities ........... MONY Equity Master
Fidelity VIP Growth and Income .............. MONY Corporate Sponsored Variable Universal Life
Franklin Income Securities .................. MONY Variable Universal Life
Franklin Rising Dividends Securities ........ MONY Variable Universal Life
Franklin Zero Coupon 2010 ................... MONY Variable Universal Life
Janus Aspen Series Balanced ................. MONY Custom Estate Master
Janus Aspen Series Balanced ................. MONY Custom Equity Master
Janus Aspen Series Balanced ................. MONY Equity Master
Janus Aspen Series International Growth ..... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series International Growth ..... MONY Variable Universal Life
Janus Aspen Series International Growth ..... Survivorship Variable Universal Life
Janus Aspen Series Flexible Bond ............ MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Flexible Bond ............ MONY Variable Universal Life
Janus Aspen Series Flexible Bond ............ Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Forty .................... MONY Variable Universal Life
Janus Aspen Series Forty .................... Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Custom Estate Master
Janus Aspen Series Forty .................... MONY Custom Equity Master
Janus Aspen Series Forty .................... MONY Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Mid Cap Growth ........... MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth ........... MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Equity Master
Janus Aspen Series Mid Cap Value ............ MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Custom Estate Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth ......... MONY Equity Master

                                                               Mortality
                                                                   &
                                                                Expense   Unit Fair      Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
EQ/TCW Equity ...............................       B               --    $  13.49      465,518
EQ/TCW Equity ...............................       B             0.35%      11.09      151,387
EQ/TCW Equity ...............................       B             0.35%      11.20    1,224,524
EQ/TCW Equity ...............................       B             0.75%      23.54    1,709,772
EQ/UBS Growth and Income ....................       B             0.35%   $  12.50      170,217
EQ/UBS Growth and Income ....................       B             0.35%      11.81        8,429
EQ/UBS Growth and Income ....................       B             0.35%      12.03      168,160
EQ/UBS Growth and Income ....................       B             0.35%      12.22    1,071,709
EQ/UBS Growth and Income ....................       B             0.75%       9.76      332,142
Fidelity VIP Asset Manager ..................    Initial            --    $  11.08       15,149
Fidelity VIP Contrafund(R) ..................    Initial            --    $  13.67    1,228,940
Fidelity VIP Contrafund(R) ..................    Service          0.35%      13.30       48,005
Fidelity VIP Contrafund(R) ..................    Service          0.35%      14.30      630,028
Fidelity VIP Contrafund(R) ..................    Service          0.75%      12.48      448,714
Fidelity VIP Growth .........................    Initial            --    $   8.72      489,954
Fidelity VIP Growth .........................    Service          0.35%       8.07       69,697
Fidelity VIP Growth .........................    Service          0.35%       8.27      739,678
Fidelity VIP Growth .........................    Service          0.75%       6.81      379,990
Fidelity VIP Growth Opportunities ...........    Initial            --    $   8.40       53,622
Fidelity VIP Growth Opportunities ...........    Service          0.35%       8.46       11,057
Fidelity VIP Growth Opportunities ...........    Service          0.35%       8.29      172,421
Fidelity VIP Growth Opportunities ...........    Service          0.75%      10.49       10,850
Fidelity VIP Growth and Income ..............    Initial            --    $  10.36      110,223
Franklin Income Securities ..................       2             0.35%   $  12.93       81,801
Franklin Rising Dividends Securities ........       2             0.35%   $  12.93       31,384
Franklin Zero Coupon 2010 ...................       2             0.35%   $  10.76        7,726
Janus Aspen Series Balanced ................. Institutional       0.35%   $  11.91       66,345
Janus Aspen Series Balanced ................. Institutional       0.35%      12.13      496,022
Janus Aspen Series Balanced ................. Institutional       0.75%      11.79       92,180
Janus Aspen Series International Growth ..... Institutional         --    $  12.40      436,708
Janus Aspen Series International Growth .....    Service          0.35%      16.70      179,454
Janus Aspen Series International Growth .....    Service          0.35%      16.65        9,099
Janus Aspen Series Flexible Bond ............ Institutional         --    $  14.28      564,031
Janus Aspen Series Flexible Bond ............    Service          0.35%      12.05       70,820
Janus Aspen Series Flexible Bond ............    Service          0.35%      12.04        2,829
Janus Aspen Series Forty .................... Institutional         --    $   8.62      930,494
Janus Aspen Series Forty ....................    Service          0.35%      13.97      106,199
Janus Aspen Series Forty ....................    Service          0.35%      14.08        5,069
Janus Aspen Series Forty .................... Institutional       0.35%      10.62       69,909
Janus Aspen Series Forty .................... Institutional       0.35%      11.21      535,408
Janus Aspen Series Forty .................... Institutional       0.75%       8.35      538,124
Janus Aspen Series Mid Cap Growth ........... Institutional         --    $   6.15      716,420
Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%       6.17      107,845
Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%       7.44    1,302,591
Janus Aspen Series Mid Cap Growth ........... Institutional       0.75%      10.07       97,896
Janus Aspen Series Mid Cap Value ............    Service            --    $  12.98      170,022
Janus Aspen Series Worldwide Growth ......... Institutional         --    $   7.72      189,178
Janus Aspen Series Worldwide Growth ......... Institutional       0.35%       7.58       96,435
Janus Aspen Series Worldwide Growth ......... Institutional       0.35%       8.61      937,536
Janus Aspen Series Worldwide Growth ......... Institutional       0.75%       6.15      628,672

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                   Fund Name                                          Option
----------------------------------------------- --------------------------------------------------
Lord Abbett Bond-Debenture .................... MONY Variable Universal Life
Lord Abbett Bond-Debenture .................... Survivorship Variable Universal Life
Lord Abbett Growth and Income ................. MONY Variable Universal Life
Lord Abbett Growth and Income ................. Survivorship Variable Universal Life
Lord Abbett Growth and Income ................. MONY Custom Estate Master
Lord Abbett Growth and Income ................. MONY Custom Equity Master
Lord Abbett Mid-Cap Value ..................... MONY Corporate Sponsored Variable Universal Life
Lord Abbett Mid-Cap Value ..................... MONY Variable Universal Life
Lord Abbett Mid-Cap Value ..................... Survivorship Variable Universal Life
Lord Abbett Mid-Cap Value ..................... MONY Custom Estate Master
Lord Abbett Mid-Cap Value ..................... MONY Custom Equity Master
MFS(R) Mid Cap Growth ......................... MONY Variable Universal Life
MFS(R) Mid Cap Growth ......................... Survivorship Variable Universal Life
MFS(R) New Discovery .......................... MONY Corporate Sponsored Variable Universal Life
MFS(R) New Discovery .......................... MONY Variable Universal Life
MFS(R) New Discovery .......................... Survivorship Variable Universal Life
MFS(R) Total Return ........................... MONY Corporate Sponsored Variable Universal Life
MFS(R) Total Return ........................... MONY Variable Universal Life
MFS(R) Total Return ........................... Survivorship Variable Universal Life
MFS(R) Utilities .............................. MONY Corporate Sponsored Variable Universal Life
MFS(R) Utilities .............................. MONY Variable Universal Life
MFS(R) Utilities .............................. Survivorship Variable Universal Life
Morgan Stanley UIF Core Plus Fixed Income ..... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Emerging Markets Debt ...... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Equity Growth .............. MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Global Value Equity ........ MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF U.S. Real Estate ........... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Value ...................... MONY Corporate Sponsored Variable Universal Life
Old Mutual Mid-Cap ............................ MONY Variable Universal Life
Old Mutual Mid-Cap ............................ Survivorship Variable Universal Life
Old Mutual Select Value ....................... MONY Variable Universal Life
Old Mutual Select Value ....................... Survivorship Variable Universal Life
Oppenheimer Global Securities ................. MONY Variable Universal Life
Oppenheimer Main Street(R) .................... MONY Variable Universal Life
PIMCO Global Bond (Unhedged) .................. MONY Variable Universal Life
PIMCO Global Bond (Unhedged) .................. Survivorship Variable Universal Life
PIMCO Global Bond (Unhedged) .................. MONY Custom Estate Master
PIMCO Global Bond (Unhedged) .................. MONY Custom Equity Master
PIMCO Real Return ............................. MONY Corporate Sponsored Variable Universal Life
PIMCO Real Return ............................. MONY Variable Universal Life
PIMCO Real Return ............................. Survivorship Variable Universal Life
PIMCO Real Return ............................. MONY Custom Estate Master
PIMCO Real Return ............................. MONY Custom Equity Master
PIMCO StocksPLUS Growth and Income ............ MONY Variable Universal Life
PIMCO StocksPLUS Growth and Income ............ Survivorship Variable Universal Life
T. Rowe Price Equity Income ................... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price International Stock ............. MONY Corporate Sponsored Variable Universal Life
T. Rowe Price Limited-Term Bond ............... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price New America Growth .............. MONY Corporate Sponsored Variable Universal Life

                                                                  Mortality
                                                                      &
                                                                   Expense   Unit Fair      Units
                   Fund Name                          Class         Ratio      Value     Outstanding
----------------------------------------------- ---------------- ---------- ----------- ------------
Lord Abbett Bond-Debenture ....................   VC                 0.35%   $  13.70       79,106
Lord Abbett Bond-Debenture ....................   VC                 0.35%      13.14        2,397
Lord Abbett Growth and Income .................   VC                 0.35%   $  12.83      252,840
Lord Abbett Growth and Income .................   VC                 0.35%      12.07       11,872
Lord Abbett Growth and Income .................   VC                 0.35%      12.83       13,405
Lord Abbett Growth and Income .................   VC                 0.35%      12.76      142,174
Lord Abbett Mid-Cap Value .....................   VC                   --    $  14.71      614,772
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      15.57      200,069
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      13.95        4,615
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      14.26       20,707
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      14.26      196,587
MFS(R) Mid Cap Growth ......................... Initial              0.35%   $  10.42      105,677
MFS(R) Mid Cap Growth ......................... Initial              0.35%      10.35        4,043
MFS(R) New Discovery .......................... Initial                --    $  11.96       51,361
MFS(R) New Discovery .......................... Initial              0.35%      11.06       42,119
MFS(R) New Discovery .......................... Initial              0.35%      11.04        2,156
MFS(R) Total Return ........................... Initial                --    $  12.53      188,189
MFS(R) Total Return ........................... Initial              0.35%      12.67      165,200
MFS(R) Total Return ........................... Initial              0.35%      12.38        5,683
MFS(R) Utilities .............................. Initial                --    $  18.87       19,765
MFS(R) Utilities .............................. Initial              0.35%      17.82       45,666
MFS(R) Utilities .............................. Initial              0.35%      17.08        2,955
Morgan Stanley UIF Core Plus Fixed Income .....    I                   --    $  14.89    1,047,468
Morgan Stanley UIF Emerging Markets Debt ......    I                   --    $  16.29       27,550
Morgan Stanley UIF Equity Growth ..............    I                   --    $   9.03       40,380
Morgan Stanley UIF Global Value Equity ........    I                   --    $  12.26       78,039
Morgan Stanley UIF U.S. Real Estate ...........    I                   --    $  20.07       86,454
Morgan Stanley UIF Value ......................    I                   --    $  15.85      828,996
Old Mutual Mid-Cap ............................ Insurance            0.35%   $  14.68      160,566
Old Mutual Mid-Cap ............................ Insurance            0.35%   $  14.05       10,860
Old Mutual Select Value ....................... Insurance            0.35%   $  10.06       84,701
Old Mutual Select Value ....................... Insurance            0.35%       9.78        3,020
Oppenheimer Global Securities .................  Service             0.35%   $  17.11       77,121
Oppenheimer Main Street(R) ....................  Service             0.35%   $  13.10       39,930
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%   $  14.00      101,188
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      14.05        4,527
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      12.80        5,384
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      13.50       47,405
PIMCO Real Return ............................. Administrative         --    $  13.44    1,054,798
PIMCO Real Return ............................. Administrative       0.35%      13.90      251,024
PIMCO Real Return ............................. Administrative       0.35%      13.82       12,006
PIMCO Real Return ............................. Administrative       0.35%      13.27       26,047
PIMCO Real Return ............................. Administrative       0.35%      13.47      143,431
PIMCO StocksPLUS Growth and Income ............ Administrative       0.35%   $  12.45      291,290
PIMCO StocksPLUS Growth and Income ............ Administrative       0.35%      12.65        4,068
T. Rowe Price Equity Income ...................        *               --    $  15.76    1,837,906
T. Rowe Price International Stock .............        *               --    $  12.65      510,976
T. Rowe Price Limited-Term Bond ...............        *               --    $  13.48      248,283
T. Rowe Price New America Growth ..............        *               --    $  11.22      635,903

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005

                   Fund Name                                         Option
---------------------------------------------- --------------------------------------------------
T. Rowe Price Personal Strategy Balanced ..... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price Prime Reserve .................. MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Bond ....................... MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Emerging Markets ........... MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Hard Assets ................ MONY Corporate Sponsored Variable Universal Life
Van Kampen UIF Emerging Markets Equity ....... MONY Variable Universal Life
Van Kampen UIF Emerging Markets Equity ....... Survivorship Variable Universal Life
Van Kampen UIF Global Value Equity ........... MONY Variable Universal Life
Van Kampen UIF Global Value Equity ........... Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. MONY Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. MONY Custom Estate Master
Van Kampen UIF U.S. Real Estate .............. MONY Custom Equity Master

                                                          Mortality
                                                              &
                                                           Expense   Unit Fair      Units
                   Fund Name                     Class      Ratio      Value     Outstanding
---------------------------------------------- --------- ---------- ----------- ------------
T. Rowe Price Personal Strategy Balanced .....    *            --    $  16.05      177,937
T. Rowe Price Prime Reserve ..................    *            --    $  12.22      487,305
Van Eck Worldwide Bond ....................... Initial         --    $  15.07       40,113
Van Eck Worldwide Emerging Markets ........... Initial         --    $  13.19      297,777
Van Eck Worldwide Hard Assets ................ Initial         --    $  26.44       78,517
Van Kampen UIF Emerging Markets Equity .......    I          0.35%   $  21.64       34,529
Van Kampen UIF Emerging Markets Equity .......    I          0.35%      20.38        5,651
Van Kampen UIF Global Value Equity ...........    I          0.35%   $  13.01       37,155
Van Kampen UIF Global Value Equity ...........    I          0.35%      14.84          800
Van Kampen UIF U.S. Real Estate ..............    I          0.35%   $  21.65      146,260
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      20.17        7,055
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      19.67        6,513
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      19.86       83,034

----------
* The fund does not specify a share class.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          AIM V.I.         AIM V.I.             AIM V.I.
                                                        Basic Value   Financial Services   Global Health Care
                                                       ------------- -------------------- --------------------
Income:
 Dividend income .....................................   $    461          $  4,303             $     --
Expenses:
 Mortality and expense risk charges ..................     (1,526)           (1,073)              (2,169)
                                                         --------          --------             --------
Net investment income (loss) .........................     (1,065)            3,230               (2,169)
                                                         --------          --------             --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      5,628             8,828               10,712
 Realized gain distributions .........................      5,881                --                   --
                                                         --------          --------             --------
Realized gain/(loss) .................................     11,509             8,828               10,712
                                                         --------          --------             --------
Change in unrealized appreciation
 (depreciation) ......................................     17,972             5,197               40,997
                                                         --------          --------             --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 28,416          $ 17,255             $ 49,540
                                                         ========          ========             ========

                                                          AIM V.I.
                                                          Mid Cap      AIM V.I.          Alger         Alger American
                                                        Core Equity   Technology   American Balanced   MidCap Growth
                                                       ------------- ------------ ------------------- ---------------
Income:
 Dividend income .....................................    $ 1,701       $   --         $  60,892         $      --
Expenses:
 Mortality and expense risk charges ..................       (887)        (526)          (13,797)          (40,528)
                                                          -------       ------         ---------         ---------
Net investment income (loss) .........................        814         (526)           47,095           (40,528)
                                                          -------       ------         ---------         ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      3,307        3,270            40,486           499,495
 Realized gain distributions .........................     10,399           --                --           460,828
                                                          -------       ------         ---------         ---------
Realized gain/(loss) .................................     13,706        3,270            40,486           960,323
                                                          -------       ------         ---------         ---------
Change in unrealized appreciation
 (depreciation) ......................................      5,702        5,303           225,290            30,653
                                                          -------       ------         ---------         ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $20,222       $8,047         $ 312,871         $ 950,448
                                                          =======       ======         =========         =========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          Dreyfus IP     Dreyfus Socially
                                                          Small Cap        Responsible        Dreyfus Stock
                                                         Stock Index    Growth Fund, Inc.   Index Fund, Inc.
                                                       --------------- ------------------- ------------------
Income:
 Dividend income .....................................  $          --      $       --          $1,049,725
Expenses:
 Mortality and expense risk charges ..................        (29,073)         (5,742)           (357,391)
                                                        -------------      ----------          ----------
Net investment income (loss) .........................        (29,073)         (5,742)            692,334
                                                        -------------      ----------          ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      1,911,782         (23,692)           (300,021)
 Realized gain distributions .........................         27,926              --                  --
                                                        -------------      ----------          ----------
Realized gain/(loss) .................................      1,939,708         (23,692)           (300,021)
                                                        -------------      ----------          ----------
Change in unrealized appreciation
 (depreciation) ......................................     (1,312,047)         75,431           2,226,196
                                                        -------------      ----------          ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $     598,588      $   45,997          $2,618,509
                                                        =============      ==========          ==========

                                                                                              Dreyfus VIF
                                                         Dreyfus VIF       Dreyfus VIF       Small Company     EQ/Bear Stearns
                                                        Appreciation   International Value       Stock       Small Company Growth
                                                       -------------- --------------------- --------------- ---------------------
Income:
 Dividend income .....................................  $       286        $       --         $        --        $   20,316
Expenses:
 Mortality and expense risk charges ..................      (13,877)          (42,139)            (14,005)          (62,679)
                                                        -----------        ----------         -----------        ----------
Net investment income (loss) .........................      (13,591)          (42,139)            (14,005)          (42,363)
                                                        -----------        ----------         -----------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      225,266         2,108,387             327,092           252,168
 Realized gain distributions .........................           --           209,312             143,303           246,513
                                                        -----------        ----------         -----------        ----------
Realized gain/(loss) .................................      225,266         2,317,699             470,395           498,681
                                                        -----------        ----------         -----------        ----------
Change in unrealized appreciation
 (depreciation) ......................................     (156,120)         (797,737)           (452,448)          571,304
                                                        -----------        ----------         -----------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $    55,555        $1,477,823         $     3,942        $1,027,622
                                                        ===========        ==========         ===========        ==========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          EQ/Boston
                                                           Advisors            EQ/Calvert              EQ/Capital
                                                        Equity Income   Socially Responsible(a)   Guardian Research(a)
                                                       --------------- ------------------------- ----------------------
Income:
 Dividend income .....................................    $ 137,458             $    --                $   14,268
Expenses:
 Mortality and expense risk charges ..................      (40,572)               (275)                   (3,761)
                                                          ---------             -------                ----------
Net investment income (loss) .........................       96,886                (275)                   10,507
                                                          ---------             -------                ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      305,106               1,140                   (44,767)
 Realized gain distributions .........................           --               8,698                        --
                                                          ---------             -------                ----------
Realized gain/(loss) .................................      305,106               9,838                   (44,767)
                                                          ---------             -------                ----------
Change in unrealized appreciation
 (depreciation) ......................................       (5,389)             28,364                  (390,660)
                                                          ---------             -------                ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 396,603             $37,927                $ (424,920)
                                                          =========             =======                ==========

                                                                                                     EQ/GAMCO
                                                        EQ/Caywood-Scholl      EQ/Enterprise          Small       EQ/Government
                                                         High Yield Bond    Moderate Allocation   Company Value    Securities
                                                       ------------------- --------------------- --------------- --------------
Income:
 Dividend income .....................................    $     741,326        $   2,732,573      $     327,505   $   487,948
Expenses:
 Mortality and expense risk charges ..................          (81,188)            (655,868)          (446,764)      (69,046)
                                                          -------------        -------------      -------------   -----------
Net investment income (loss) .........................          660,138            2,076,705           (119,259)      418,902
                                                          -------------        -------------      -------------   -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       (8,147,498)          (3,253,363)         2,540,011      (131,469)
 Realized gain distributions .........................               --                   --          5,139,200        18,032
                                                          -------------        -------------      -------------   -----------
Realized gain/(loss) .................................       (8,147,498)          (3,253,363)         7,679,211      (113,437)
                                                          -------------        -------------      -------------   -----------
Change in unrealized appreciation
 (depreciation) ......................................        7,748,479            5,374,742         (4,735,856)     (203,905)
                                                          -------------        -------------      -------------   -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $     261,119        $   4,198,084      $   2,824,096   $   101,560
                                                          =============        =============      =============   ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        EQ/Intermediate  EQ/International     EQ/Long
                                                           Term Bond          Growth         Term Bond
                                                       ---------------- ------------------ -------------
Income:
 Dividend income .....................................   $   346,685        $  228,576      $   220,331
Expenses:
 Mortality and expense risk charges ..................       (63,004)          (96,048)         (62,418)
                                                         -----------        ----------      -----------
Net investment income (loss) .........................       283,681           132,528          157,913
                                                         -----------        ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      (488,844)         (385,288)        (345,930)
 Realized gain distributions .........................       132,042                --          106,893
                                                         -----------        ----------      -----------
Realized gain/(loss) .................................      (356,802)         (385,288)        (239,037)
                                                         -----------        ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................        64,870         2,067,395          348,477
                                                         -----------        ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $    (8,251)       $1,814,635      $   267,353
                                                         ===========        ==========      ===========

                                                         EQ/Marsico     EQ/Money     EQ/Montag &       EQ/PIMCO
                                                          Focus(a)     Market(a)   Caldwell Growth   Real Return
                                                       -------------- ----------- ----------------- -------------
Income:
 Dividend income .....................................   $       --    $ 447,975     $  125,425      $   377,313
Expenses:
 Mortality and expense risk charges ..................      (15,415)     (62,152)      (190,824)         (88,843)
                                                         ----------    ---------     ----------      -----------
Net investment income (loss) .........................      (15,415)     385,823        (65,399)         288,470
                                                         ----------    ---------     ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       67,267           --        730,791          238,767
 Realized gain distributions .........................      166,810           --             --           54,466
                                                         ----------    ---------     ----------      -----------
Realized gain/(loss) .................................      234,077           --        730,791          293,233
                                                         ----------    ---------     ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................    2,352,284           --      2,823,720         (512,148)
                                                         ----------    ---------     ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $2,570,946    $ 385,823     $3,489,112      $    69,555
                                                         ==========    =========     ==========      ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        EQ/Short
                                                        Duration    EQ/TCW           EQ/UBS
                                                         Bond       Equity     Growth and Income
                                                       ---------- ------------- -------------------
Income:
 Dividend income .....................................   $2,101            --       $  133,676
Expenses:
 Mortality and expense risk charges ..................     (554)     (361,339)         (79,177)
                                                         ------      --------       ----------
Net investment income (loss) .........................    1,547      (361,339)          54,499
                                                         ------      --------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     (169)     (629,128)          52,040
 Realized gain distributions .........................        4            --               --
                                                         ------      --------       ----------
Realized gain/(loss) .................................     (165)     (629,128)          52,040
                                                         ------      --------       ----------
Change in unrealized appreciation
 (depreciation) ......................................      175     2,957,991        1,508,368
                                                         ------     ---------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $1,557    $1,967,524       $1,614,907
                                                         ======    ==========       ==========

                                                         Fidelity VIP    Fidelity VIP    Fidelity VIP       Fidelity VIP
                                                        Asset Manager   Contrafund(R)       Growth      Growth Opportunities
                                                       --------------- --------------- --------------- ---------------------
Income:
 Dividend income .....................................   $   118,685     $   59,655     $      87,168        $ 17,808
Expenses:
 Mortality and expense risk charges ..................        (9,531)      (125,414)          (77,205)         (8,108)
                                                         -----------     ----------     -------------        --------
Net investment income (loss) .........................       109,154        (65,759)            9,963           9,700
                                                         -----------     ----------     -------------        --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       301,330      2,281,363         1,667,225          46,470
 Realized gain distributions .........................         1,522          4,432                --              --
                                                         -----------     ----------     -------------        --------
Realized gain/(loss) .................................       302,852      2,285,795         1,667,225          46,470
                                                         -----------     ----------     -------------        --------
Change in unrealized appreciation
 (depreciation) ......................................      (409,318)     2,684,360        (1,020,753)        109,274
                                                         -----------     ----------     -------------        --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $     2,688     $4,904,396     $     656,435        $165,444
                                                         ===========     ==========     =============        ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        Fidelity VIP     Franklin Income      Franklin Rising
                                                     Growth and Income      Securities     Dividends Securities
                                                    ------------------- ----------------- ----------------------
Income:
 Dividend income ..................................    $     131,682       $   31,916            $  2,878
Expenses:
 Mortality and expense risk charges ...............          (20,577)          (2,802)             (1,128)
                                                       -------------       ----------            --------
Net investment income (loss) ......................          111,105           29,114               1,750
                                                       -------------       ----------            --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ..        1,709,943            6,293               3,158
 Realized gain distributions ......................               --            2,770               1,963
                                                       -------------       ----------            --------
Realized gain/(loss) ..............................        1,709,943            9,063               5,121
                                                       -------------       ----------            --------
Change in unrealized appreciation
 (depreciation) ...................................       (1,593,442)         (11,685)              8,197
                                                       -------------       ----------            --------
Net increase/(decrease) in net assets
 resulting from operations ........................    $     227,606       $   26,492            $ 15,068
                                                       =============       ==========            ========

                                                                                            Janus Aspen         Janus Aspen
                                                     Franklin Zero     Janus Aspen     Series International   Series Flexible
                                                      Coupon 2010    Series Balanced          Growth               Bond
                                                    --------------- ----------------- ---------------------- ----------------
Income:
 Dividend income ..................................    $   2,470        $ 171,616           $   73,976         $   480,630
Expenses:
 Mortality and expense risk charges ...............         (208)         (29,140)             (21,427)            (23,626)
                                                       ---------        ---------           ----------         -----------
Net investment income (loss) ......................        2,262          142,476               52,549             457,004
                                                       ---------        ---------           ----------         -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ..         (112)          89,802              706,119             (22,435)
 Realized gain distributions ......................           41               --                   --             264,294
                                                       ---------        ---------           ----------         -----------
Realized gain/(loss) ..............................          (71)          89,802              706,119             241,859
                                                       ---------        ---------           ----------         -----------
Change in unrealized appreciation
 (depreciation) ...................................       (1,730)         316,585            1,037,215            (575,872)
                                                       ---------        ---------           ----------         -----------
Net increase/(decrease) in net assets
 resulting from operations ........................    $     461        $ 548,863           $1,795,883         $   122,991
                                                       =========        =========           ==========         ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        Janus Aspen   Janus Aspen
                                                         Janus Aspen    Series Mid     Series Mid
                                                        Series Forty    Cap Growth     Cap Value
                                                       -------------- -------------- -------------
Income:
 Dividend income .....................................   $   33,979     $       --     $ 147,484
Expenses:
 Mortality and expense risk charges ..................      (73,931)       (54,741)      (13,060)
                                                         ----------     ----------     ---------
Net investment income (loss) .........................      (39,952)       (54,741)      134,424
                                                         ----------     ----------     ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      355,033        619,965        57,409
 Realized gain distributions .........................           --             --        84,570
                                                         ----------     ----------     ---------
Realized gain/(loss) .................................      355,033        619,965       141,979
                                                         ----------     ----------     ---------
Change in unrealized appreciation
 (depreciation) ......................................    1,497,857      1,046,470       (80,818)
                                                         ----------     ----------     ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $1,812,938     $1,611,694     $ 195,585
                                                         ==========     ==========     =========

                                                           Janus Aspen
                                                             Series          Lord Abbett       Lord Abbett       Lord Abbett
                                                        Worldwide Growth   Bond-Debenture   Growth and Income   Mid-Cap Value
                                                       ------------------ ---------------- ------------------- ---------------
Income:
 Dividend income .....................................     $ 223,773         $   53,427        $    51,255      $      65,355
Expenses:
 Mortality and expense risk charges ..................       (73,538)            (3,653)           (16,531)           (61,784)
                                                           ---------         ----------        -----------      -------------
Net investment income (loss) .........................       150,235             49,774             34,724              3,571
                                                           ---------         ----------        -----------      -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       365,574             14,743            107,049          2,453,262
 Realized gain distributions .........................            --             11,692            313,161            892,998
                                                           ---------         ----------        -----------      -------------
Realized gain/(loss) .................................       365,574             26,435            420,210          3,346,260
                                                           ---------         ----------        -----------      -------------
Change in unrealized appreciation
 (depreciation) ......................................       162,924            (64,260)          (285,823)        (2,085,161)
                                                           ---------         ----------        -----------      -------------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $ 678,733         $   11,949        $   169,111      $   1,264,670
                                                           =========         ==========        ===========      =============

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        MFS(R) Mid   MFS(R) New   MFS(R) Total
                                                        Cap Growth    Discovery      Return
                                                       ------------ ------------ --------------
Income:
 Dividend income .....................................   $     --     $     --    $    87,284
Expenses:
 Mortality and expense risk charges ..................     (3,546)      (7,826)       (21,308)
                                                         --------     --------    -----------
Net investment income (loss) .........................     (3,546)      (7,826)        65,976
                                                         --------     --------    -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     30,395       58,586         87,749
 Realized gain distributions .........................         --           --        171,120
                                                         --------     --------    -----------
Realized gain/(loss) .................................     30,395       58,586        258,869
                                                         --------     --------    -----------
Change in unrealized appreciation
 (depreciation) ......................................      9,877       10,994       (218,644)
                                                         --------     --------    -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 36,726     $ 61,754    $   106,201
                                                         ========     ========    ===========

                                                                    Morgan Stanley  Morgan Stanley   Morgan Stanley
                                                          MFS(R)    UIF Core Plus    UIF Emerging      UIF Equity
                                                        Utilities    Fixed Income    Markets Debt        Growth
                                                       ----------- --------------- ---------------- ----------------
Income:
 Dividend income .....................................  $  5,316     $   550,582      $   41,830        $  1,378
Expenses:
 Mortality and expense risk charges ..................    (3,467)        (31,751)         (2,897)         (1,338)
                                                        --------     -----------      ----------        --------
Net investment income (loss) .........................     1,849         518,831          38,933              40
                                                        --------     -----------      ----------        --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....    80,965         415,591          21,081           1,466
 Realized gain distributions .........................        --         112,903           8,890              --
                                                        --------     -----------      ----------        --------
Realized gain/(loss) .................................    80,965         528,494          29,971           1,466
                                                        --------     -----------      ----------        --------
Change in unrealized appreciation
 (depreciation) ......................................    66,509        (706,289)        (12,827)         46,055
                                                        --------     -----------      ----------        --------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $149,323     $   341,036      $   56,077        $ 47,561
                                                        ========     ===========      ==========        ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        Morgan Stanley  Old Mutual    Old Mutual
                                                          UIF Value       Mid-Cap    Select Value
                                                       --------------- ------------ --------------
Income:
 Dividend income .....................................    $  46,304     $      --      $ 16,764
Expenses:
 Mortality and expense risk charges ..................      (19,933)       (7,839)       (2,883)
                                                          ---------     ---------      --------
Net investment income (loss) .........................       26,371        (7,839)       13,881
                                                          ---------     ---------      --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      114,055        51,235        (6,386)
 Realized gain distributions .........................      191,985       179,378            --
                                                          ---------     ---------      --------
Realized gain/(loss) .................................      306,040       230,613        (6,386)
                                                          ---------     ---------      --------
Change in unrealized appreciation
 (depreciation) ......................................      249,013       (88,935)       26,324
                                                          ---------     ---------      --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 581,424     $ 133,839      $ 33,819
                                                          =========     =========      ========

                                                           Oppenheimer        Oppenheimer      PIMCO Global     PIMCO Real
                                                        Global Securities   Main Street(R)   Bond (Unhedged)      Return
                                                       ------------------- ---------------- ----------------- -------------
Income:
 Dividend income .....................................      $  6,436           $  4,606        $   53,669      $   515,179
Expenses:
 Mortality and expense risk charges ..................        (3,270)            (1,555)           (7,434)         (69,600)
                                                            --------           --------        ----------      -----------
Net investment income (loss) .........................         3,166              3,051            46,235          445,579
                                                            --------           --------        ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        27,092              4,253            20,019          147,881
 Realized gain distributions .........................            --                 --            31,121          224,088
                                                            --------           --------        ----------      -----------
Realized gain/(loss) .................................        27,092              4,253            51,140          371,969
                                                            --------           --------        ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................       119,207             21,036          (252,841)        (515,272)
                                                            --------           --------        ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $149,465           $ 28,340        $ (155,466)     $   302,276
                                                            ========           ========        ==========      ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         PIMCO StocksPLUS   T. Rowe Price      T. Rowe Price
                                                        Growth and Income   Equity Income   International Stock
                                                       ------------------- --------------- ---------------------
Income:
 Dividend income .....................................      $  82,210       $     621,145       $  115,359
Expenses:
 Mortality and expense risk charges ..................        (11,636)           (159,303)         (38,113)
                                                            ---------       -------------       ----------
Net investment income (loss) .........................         70,574             461,842           77,246
                                                            ---------       -------------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         48,859           6,625,605        1,115,879
 Realized gain distributions .........................             --           1,653,594           25,078
                                                            ---------       -------------       ----------
Realized gain/(loss) .................................         48,859           8,279,199        1,140,957
                                                            ---------       -------------       ----------
Change in unrealized appreciation
 (depreciation) ......................................         (2,204)         (7,492,155)        (211,983)
                                                            ---------       -------------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $ 117,229       $   1,248,886       $1,006,220
                                                            =========       =============       ==========

                                                                            T. Rowe Price    T. Rowe Price
                                                          T. Rowe Price      New America   Personal Strategy   T. Rowe Price
                                                        Limited-Term Bond      Growth           Balanced       Prime Reserve
                                                       ------------------- -------------- ------------------- --------------
Income:
 Dividend income .....................................      $ 128,843         $     --        $    47,934       $ 295,149
Expenses:
 Mortality and expense risk charges ..................        (18,358)          (7,547)           (14,244)        (41,254)
                                                            ---------         --------        -----------       ---------
Net investment income (loss) .........................        110,485           (7,547)            33,690         253,895
                                                            ---------         --------        -----------       ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        (40,303)          57,986            244,634              --
 Realized gain distributions .........................             --               --             24,704              --
                                                            ---------         --------        -----------       ---------
Realized gain/(loss) .................................        (40,303)          57,986            269,338              --
                                                            ---------         --------        -----------       ---------
Change in unrealized appreciation
 (depreciation) ......................................        (24,444)         318,823           (125,299)             --
                                                            ---------         --------        -----------       ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $  45,738         $369,262        $   177,729       $ 253,895
                                                            =========         ========        ===========       =========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           Van Kampen       Van Kampen     Van Kampen
                                                          UIF Emerging      UIF Global      UIF U.S.
                                                        Markets Equity    Value Equity+   Real Estate+
                                                       ----------------- --------------- --------------
Income:
 Dividend income .....................................     $  2,653         $ 13,575       $  109,894
Expenses:
 Mortality and expense risk charges ..................       (2,334)          (6,252)         (28,085)
                                                           --------         --------       ----------
Net investment income (loss) .........................          319            7,323           81,809
                                                           --------         --------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       25,542           22,210        1,292,950
 Realized gain distributions .........................           --            9,325          242,731
                                                           --------         --------       ----------
Realized gain/(loss) .................................       25,542           31,535        1,535,681
                                                           --------         --------       ----------
Change in unrealized appreciation
 (depreciation) ......................................      180,018           32,441         (345,735)
                                                           --------         --------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $205,879         $ 71,299       $1,271,755
                                                           ========         ========       ==========

                                                                               Van Eck           Van Eck
                                                            Van Eck      Worldwide Emerging   Worldwide Hard
                                                        Worldwide Bond         Markets            Assets
                                                       ---------------- -------------------- ---------------
Income:
 Dividend income .....................................    $  36,043           $  6,758          $  2,965
Expenses:
 Mortality and expense risk charges ..................       (2,861)            (8,323)           (5,176)
                                                          ---------           --------          --------
Net investment income (loss) .........................       33,182             (1,565)           (2,211)
                                                          ---------           --------          --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      (16,364)           219,968           280,218
 Realized gain distributions .........................           --                 --                --
                                                          ---------           --------          --------
Realized gain/(loss) .................................      (16,364)           219,968           280,218
                                                          ---------           --------          --------
Change in unrealized appreciation
 (depreciation) ......................................      (42,630)           629,733           306,928
                                                          ---------           --------          --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ (25,812)          $848,136          $584,935
                                                          =========           ========          ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AIM V.I. Financial          AIM V.I. Global
                                                      AIM V.I. Basic Value            Services                 Health Care
                                                    ------------------------- ------------------------- -------------------------
                                                        2005         2004         2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $  (1,065)   $    (679)   $   3,230    $   1,272    $  (2,169)   $  (1,411)
 Net realized gain (loss) .........................     11,509        4,040        8,828       11,066       10,712        5,451
 Net change in unrealized appreciation
  (depreciation) ..................................     17,972       25,863        5,197        7,955       40,997       27,647
                                                     ---------    ---------    ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     28,416       29,224       17,255       20,293       49,540       31,687
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............    272,021      299,402      122,793       99,451      161,970      147,474
 Transfers between subaccounts, net ...............         20      (10,162)     (32,331)      (9,205)       8,513       79,537
 Transfers for contract benefits and
  terminations ....................................    (90,580)     (68,698)     (61,303)     (42,324)     (73,608)     (79,539)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    181,461      220,542       29,159       47,922       96,875      147,472
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............    209,877      249,766       46,414       68,215      146,415      179,159
Net assets beginning of period ....................    326,697       76,931      274,824      206,609      539,601      360,442
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 536,574    $ 326,697    $ 321,238    $ 274,824    $ 686,016    $ 539,601
                                                     =========    =========    =========    =========    =========    =========
 Units issued during the period ...................     22,827       26,870       12,367       12,419       21,615       24,063
 Units redeemed during the period .................     (8,455)      (7,866)      (9,966)      (8,266)     (13,154)     (10,598)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          14,372       19,004        2,401        4,153        8,461       13,465
                                                     =========    =========    =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        AIM V.I. Mid Cap
                                                           Core Equity           AIM V.I. Technology
                                                    ------------------------- -------------------------
                                                        2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $     814    $     (47)   $    (526)   $    (265)
 Net realized gain (loss) .........................     13,706        7,439        3,270        3,499
 Net change in unrealized appreciation
  (depreciation) ..................................      5,702        4,223        5,303        3,366
                                                     ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     20,222       11,615        8,047        6,600
                                                     ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............    206,490      130,559       42,396       36,450
 Transfers between subaccounts, net ...............     34,260       15,290       30,329        9,523
 Transfers for contract benefits and
  terminations ....................................    (62,625)     (28,889)     (15,315)     (19,069)
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    178,125      116,960       57,410       26,904
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............    198,347      128,575       65,457       33,504
Net assets beginning of period ....................    153,715       25,140      100,259       66,755
                                                     ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 352,062    $ 153,715    $ 165,716    $ 100,259
                                                     =========    =========    =========    =========
 Units issued during the period ...................     19,354       12,607       13,183       11,482
 Units redeemed during the period .................     (5,697)      (2,819)      (7,505)      (8,416)
                                                     ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          13,657        9,788        5,678        3,066
                                                     =========    =========    =========    =========

                                                       Alger American Balanced
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   47,095     $   30,316
 Net realized gain (loss) .........................       40,486         56,230
 Net change in unrealized appreciation
  (depreciation) ..................................      225,290         13,900
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      312,871        100,446
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      890,249      1,718,424
 Transfers between subaccounts, net ...............      416,041       (130,664)
 Transfers for contract benefits and
  terminations ....................................     (449,694)      (278,853)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      856,596      1,308,907
                                                      ----------     ----------
Net increase/(decrease) in net assets .............    1,169,467      1,409,353
Net assets beginning of period ....................    2,690,666      1,281,313
                                                      ----------     ----------
Net assets end of period ..........................   $3,860,133     $2,690,666
                                                      ==========     ==========
 Units issued during the period ...................      193,201        187,742
 Units redeemed during the period .................     (117,309)       (70,157)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            75,892        117,585
                                                      ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Alger American
                                                             MidCap Growth
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (40,528)   $    (8,602)
 Net realized gain (loss) .........................        960,323        511,651
 Net change in unrealized appreciation
  (depreciation) ..................................         30,653        492,084
                                                     -------------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................        950,448        995,133
                                                     -------------    -----------
Contract transactions:
 Payments received from contractowners ............      2,191,087      3,586,948
 Transfers between subaccounts, net ...............        602,384      2,652,259
 Transfers for contract benefits and
  terminations ....................................     (4,228,414)      (675,705)
                                                     -------------    -----------
Net increase/(decrease) from contract
 transactions .....................................     (1,434,943)     5,563,502
                                                     -------------    -----------
Net increase/(decrease) in net assets .............       (484,495)     6,558,635
Net assets beginning of period ....................     10,449,936      3,891,301
                                                     -------------    -----------
Net assets end of period ..........................  $   9,965,441    $10,449,936
                                                     =============    ===========
 Units issued during the period ...................        280,012        665,780
 Units redeemed during the period .................       (380,809)      (206,054)
                                                     -------------    -----------
 Net units issued (redeemed) during the period            (100,797)       459,726
                                                     =============    ===========

                                                                                          Dreyfus Socially
                                                           Dreyfus IP Small                  Responsible
                                                            Cap Stock Index               Growth Fund, Inc.
                                                    ------------------------------- -----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) .....................  $     (29,073)  $      25,419    $   (5,742)    $      664
 Net realized gain (loss) .........................      1,939,708         472,410       (23,692)       (27,232)
 Net change in unrealized appreciation
  (depreciation) ..................................     (1,312,047)        822,924        75,431        106,357
                                                     -------------   -------------    ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................        598,588       1,320,753        45,997         79,789
                                                     -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contractowners ............      3,011,260         634,925       367,183        393,644
 Transfers between subaccounts, net ...............     (1,444,211)         93,327       (82,909)        (6,628)
 Transfers for contract benefits and
  terminations ....................................     (3,191,940)     (1,197,151)     (308,224)      (286,962)
                                                     -------------   -------------    ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,624,891)       (468,899)      (23,950)       100,054
                                                     -------------   -------------    ----------     ----------
Net increase/(decrease) in net assets .............     (1,026,303)        851,854        22,047        179,843
Net assets beginning of period ....................      7,436,689       6,584,835     1,460,959      1,281,116
                                                     -------------   -------------    ----------     ----------
Net assets end of period ..........................  $   6,410,386   $   7,436,689    $1,483,006     $1,460,959
                                                     =============   =============    ==========     ==========
 Units issued during the period ...................        249,007          74,321        59,066         72,567
 Units redeemed during the period .................       (354,521)       (117,620)      (62,792)       (58,141)
                                                     -------------   -------------    ----------     ----------
 Net units issued (redeemed) during the period            (105,514)        (43,299)       (3,726)        14,426
                                                     =============   =============    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Dreyfus Stock
                                                           Index Fund, Inc.
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    692,334    $  1,023,296
 Net realized gain (loss) .........................      (300,021)       (663,392)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,226,196       5,722,131
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     2,618,509       6,082,035
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     6,559,393       9,159,700
 Transfers between subaccounts, net ...............      (781,144)       (357,211)
 Transfers for contract benefits and
  terminations ....................................    (9,808,705)     (5,590,629)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    (4,030,456)      3,211,860
                                                     ------------    ------------
Net increase/(decrease) in net assets .............    (1,411,947)      9,293,895
Net assets beginning of period ....................    65,313,161      56,019,266
                                                     ------------    ------------
Net assets end of period ..........................  $ 63,901,214    $ 65,313,161
                                                     ============    ============
 Units issued during the period ...................       801,200       1,107,210
 Units redeemed during the period .................    (1,097,968)       (820,857)
                                                     ------------    ------------
 Net units issued (redeemed) during the period           (296,768)        286,353
                                                     ============    ============

                                                             Dreyfus VIF                     Dreyfus VIF
                                                             Appreciation                International Value
                                                    ------------------------------ -------------------------------
                                                          2005           2004            2005            2004
                                                    --------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (13,591)   $   36,417    $    (42,139)   $    139,589
 Net realized gain (loss) .........................        225,266       130,780       2,317,699         698,938
 Net change in unrealized appreciation
  (depreciation) ..................................       (156,120)      (69,726)       (797,737)      1,485,607
                                                     -------------    ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................         55,555        97,471       1,477,823       2,324,134
                                                     -------------    ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners ............        312,401       318,250       1,942,419       1,378,017
 Transfers between subaccounts, net ...............       (138,107)     (262,732)     (3,487,567)      2,246,806
 Transfers for contract benefits and
  terminations ....................................     (1,407,209)     (429,078)     (2,173,456)     (2,099,609)
                                                     -------------    ----------    ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     (1,232,915)     (373,560)     (3,718,604)      1,525,214
                                                     -------------    ----------    ------------    ------------
Net increase/(decrease) in net assets .............     (1,177,360)     (276,089)     (2,240,781)      3,849,348
Net assets beginning of period ....................      2,198,770     2,474,859      14,205,340      10,355,992
                                                     -------------    ----------    ------------    ------------
Net assets end of period ..........................  $   1,021,410    $2,198,770    $ 11,964,559    $ 14,205,340
                                                     =============    ==========    ============    ============
 Units issued during the period ...................         28,606        66,253         208,536         355,477
 Units redeemed during the period .................       (115,274)      (94,727)       (477,608)       (219,422)
                                                     -------------    ----------    ------------    ------------
 Net units issued (redeemed) during the period             (86,668)      (28,474)       (269,072)        136,055
                                                     =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Dreyfus VIF
                                                         Small Company Stock
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $  (14,005)    $       --
 Net realized gain (loss) .........................      470,395        321,021
 Net change in unrealized appreciation
  (depreciation) ..................................     (452,448)       157,997
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................        3,942        479,018
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      266,111        838,568
 Transfers between subaccounts, net ...............      (99,444)       279,869
 Transfers for contract benefits and
  terminations ....................................     (397,362)      (208,864)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     (230,695)       909,573
                                                      ----------     ----------
Net increase/(decrease) in net assets .............     (226,753)     1,388,591
Net assets beginning of period ....................    3,093,325      1,704,734
                                                      ----------     ----------
Net assets end of period ..........................   $2,866,572     $3,093,325
                                                      ==========     ==========
 Units issued during the period ...................       50,281        124,538
 Units redeemed during the period .................      (67,476)       (51,480)
                                                      ----------     ----------
 Net units issued (redeemed) during the period           (17,195)        73,058
                                                      ==========     ==========

                                                            EQ/Bear Stearns              EQ/Boston Advisors
                                                         Small Company Growth               Equity Income
                                                    ------------------------------- -----------------------------
                                                          2005            2004          2005 (a)         2004
                                                    --------------- --------------- --------------- -------------
From operations:
 Net investment income (loss) .....................  $    (42,363)   $    (41,550)   $     96,886    $  140,348
 Net realized gain (loss) .........................       498,681         (15,436)        305,106        49,448
 Net change in unrealized appreciation
  (depreciation) ..................................       571,304       1,681,143          (5,389)      869,489
                                                     ------------    ------------    ------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,027,622       1,624,157         396,603     1,059,285
                                                     ------------    ------------    ------------    ----------
Contract transactions:
 Payments received from contractowners ............     2,826,387       3,396,080       1,760,850     1,476,497
 Transfers between subaccounts, net ...............      (485,892)       (328,232)      1,787,124     1,254,597
 Transfers for contract benefits and
  terminations ....................................    (2,078,731)     (2,092,673)     (1,707,356)     (965,808)
                                                     ------------    ------------    ------------    ----------
Net increase/(decrease) from contract
 transactions .....................................       261,764         975,175       1,840,618     1,765,286
                                                     ------------    ------------    ------------    ----------
Net increase/(decrease) in net assets .............     1,289,386       2,599,332       2,237,221     2,824,571
Net assets beginning of period ....................    15,085,325      12,485,993       8,020,982     5,196,411
                                                     ------------    ------------    ------------    ----------
Net assets end of period ..........................  $ 16,374,711    $ 15,085,325    $ 10,258,203    $8,020,982
                                                     ============    ============    ============    ==========
 Units issued during the period ...................       274,405         403,922         324,063       266,781
 Units redeemed during the period .................      (254,753)       (317,147)       (171,863)     (109,763)
                                                     ------------    ------------    ------------    ----------
 Net units issued (redeemed) during the period             19,652          86,775         152,200       157,018
                                                     ============    ============    ============    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Calvert                    EQ/Capital
                                                     Socially Responsible (b) (c)   Guardian Research (b) (d)
                                                    ------------------------------ ---------------------------
                                                                 2005                          2005
                                                    ------------------------------ ---------------------------
From operations:
 Net investment income (loss) .....................           $    (275)                   $   10,507
 Net realized gain (loss) .........................               9,838                       (44,767)
 Net change in unrealized appreciation
  (depreciation) ..................................              28,364                      (390,660)
                                                              ---------                    ----------
 Net increase/(decrease) in net assets from
  operations ......................................              37,927                      (424,920)
                                                              ---------                    ----------
Contract transactions:
 Payments received from contractowners ............              18,734                        25,514
 Transfers between subaccounts, net ...............             221,822                     2,576,265
 Transfers for contract benefits and
  terminations ....................................             (14,930)                     (212,326)
                                                              ---------                    ----------
Net increase/(decrease) from contract
 transactions .....................................             225,626                     2,389,453
                                                              ---------                    ----------
Net increase/(decrease) in net assets .............             263,553                     1,964,533
Net assets beginning of period ....................                  --                            --
                                                              ---------                    ----------
Net assets end of period ..........................           $ 263,553                    $1,964,533
                                                              =========                    ==========
 Units issued during the period ...................              27,256                       208,286
 Units redeemed during the period .................              (1,989)                      (21,289)
                                                              ---------                    ----------
 Net units issued (redeemed) during the period                   25,267                       186,997
                                                              =========                    ==========

                                                           EQ/Caywood-Scholl                  EQ/Enterprise
                                                            High Yield Bond                Moderate Allocation
                                                    ------------------------------- ---------------------------------
                                                          2005            2004          2005 (e)           2004
                                                    --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .....................  $    660,138    $  1,677,401    $    2,076,705   $    2,041,920
 Net realized gain (loss) .........................    (8,147,498)        936,496        (3,253,363)      (3,623,538)
 Net change in unrealized appreciation
  (depreciation) ..................................     7,748,479      (1,308,675)        5,374,742        8,768,836
                                                     ------------    ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ......................................       261,119       1,305,222         4,198,084        7,187,218
                                                     ------------    ------------    --------------   --------------
Contract transactions:
 Payments received from contractowners ............     1,784,554       3,120,450        14,432,478       15,565,187
 Transfers between subaccounts, net ...............    (2,105,389)         44,167        (3,718,335)      (2,315,423)
 Transfers for contract benefits and
  terminations ....................................    (1,884,112)     (1,973,964)      (15,744,733)     (15,866,339)
                                                     ------------    ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions .....................................    (2,204,947)      1,190,653        (5,030,590)      (2,616,575)
                                                     ------------    ------------    --------------   --------------
Net increase/(decrease) in net assets .............    (1,943,828)      2,495,875          (832,506)       4,570,643
Net assets beginning of period ....................    15,316,862      12,820,987        98,454,504       93,883,861
                                                     ------------    ------------    --------------   --------------
Net assets end of period ..........................  $ 13,373,034    $ 15,316,862    $   97,621,998   $   98,454,504
                                                     ============    ============    ==============   ==============
 Units issued during the period ...................       323,509         467,787           894,694        1,036,382
 Units redeemed during the period .................      (460,206)       (384,307)       (1,119,773)      (1,109,187)
                                                     ------------    ------------    --------------   --------------
 Net units issued (redeemed) during the period           (136,697)         83,480          (225,079)         (72,805)
                                                     ============    ============    ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/GAMCO
                                                          Small Company Value
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (119,259)  $   (353,150)
 Net realized gain (loss) .........................       7,679,211      2,743,830
 Net change in unrealized appreciation
  (depreciation) ..................................      (4,735,856)    10,524,857
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       2,824,096     12,915,537
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       9,997,884     10,835,133
 Transfers between subaccounts, net ...............      (1,242,707)     2,039,934
 Transfers for contract benefits and
  terminations ....................................     (13,088,180)    (9,880,875)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................      (4,333,003)     2,994,192
                                                     --------------   ------------
Net increase/(decrease) in net assets .............      (1,508,907)    15,909,729
Net assets beginning of period ....................      77,648,949     61,739,220
                                                     --------------   ------------
Net assets end of period ..........................  $   76,140,042   $ 77,648,949
                                                     ==============   ============
 Units issued during the period ...................         544,250        779,636
 Units redeemed during the period .................        (652,988)      (562,131)
                                                     --------------   ------------
 Net units issued (redeemed) during the period             (108,738)       217,505
                                                     ==============   ============

                                                             EQ/Government                  EQ/Intermediate
                                                              Securities                       Term Bond
                                                    ------------------------------- -------------------------------
                                                          2005            2004            2005            2004
                                                    --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    418,902    $    863,342    $     283,681   $  1,242,741
 Net realized gain (loss) .........................      (113,437)         (3,927)        (356,802)       113,394
 Net change in unrealized appreciation
  (depreciation) ..................................      (203,905)       (660,820)          64,870     (1,152,811)
                                                     ------------    ------------    -------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       101,560         198,595           (8,251)       203,324
                                                     ------------    ------------    -------------   ------------
Contract transactions:
 Payments received from contractowners ............     1,804,311       5,938,669        1,583,850      1,405,850
 Transfers between subaccounts, net ...............      (966,398)     (3,297,803)        (338,036)      (383,060)
 Transfers for contract benefits and
  terminations ....................................    (1,503,682)     (1,762,580)      (6,376,450)    (1,371,741)
                                                     ------------    ------------    -------------   ------------
Net increase/(decrease) from contract
 transactions .....................................      (665,769)        878,286       (5,130,636)      (348,951)
                                                     ------------    ------------    -------------   ------------
Net increase/(decrease) in net assets .............      (564,209)      1,076,881       (5,138,887)      (145,627)
Net assets beginning of period ....................    14,401,439      13,324,558       12,739,482     12,885,109
                                                     ------------    ------------    -------------   ------------
Net assets end of period ..........................  $ 13,837,230    $ 14,401,439    $   7,600,595   $ 12,739,482
                                                     ============    ============    =============   ============
 Units issued during the period ...................       266,680         685,738          131,243        224,158
 Units redeemed during the period .................      (311,026)       (610,754)        (488,803)      (247,357)
                                                     ------------    ------------    -------------   ------------
 Net units issued (redeemed) during the period            (44,346)         74,984         (357,560)       (23,199)
                                                     ============    ============    =============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/International
                                                                Growth                     EQ/Long Term Bond
                                                    ------------------------------- -------------------------------
                                                          2005            2004            2005            2004
                                                    --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    132,528    $     79,697    $    157,913    $  1,583,028
 Net realized gain (loss) .........................      (385,288)       (656,484)       (239,037)        827,075
 Net change in unrealized appreciation
  (depreciation) ..................................     2,067,395       1,234,151         348,477      (1,205,835)
                                                     ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,814,635         657,364         267,353       1,204,268
                                                     ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners ............     2,140,737       2,377,076       2,042,040       2,399,214
 Transfers between subaccounts, net ...............        39,397        (158,077)       (452,227)     (1,378,734)
 Transfers for contract benefits and
  terminations ....................................    (2,283,701)     (2,366,827)     (6,884,681)     (1,935,963)
                                                     ------------    ------------    ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................      (103,567)       (147,828)     (5,294,868)       (915,483)
                                                     ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets .............     1,711,068         509,536      (5,027,515)        288,785
Net assets beginning of period ....................    14,929,662      14,420,126      15,885,710      15,596,925
                                                     ------------    ------------    ------------    ------------
Net assets end of period ..........................  $ 16,640,730    $ 14,929,662    $ 10,858,195    $ 15,885,710
                                                     ============    ============    ============    ============
 Units issued during the period ...................       264,295         257,375         170,931         293,599
 Units redeemed during the period .................      (265,311)       (259,628)       (496,870)       (341,004)
                                                     ------------    ------------    ------------    ------------
 Net units issued (redeemed) during the period             (1,016)         (2,253)       (325,939)        (47,405)
                                                     ============    ============    ============    ============

                                                     EQ/Marsico Focus (b) (f)   EQ/Money Market (b) (g)
                                                    -------------------------- ------------------------
                                                               2005                    2005 () _
                                                    -------------------------- ------------------------
From operations:
 Net investment income (loss) .....................        $   (15,415)              $    385,823
 Net realized gain (loss) .........................            234,077                         --
 Net change in unrealized appreciation
  (depreciation) ..................................          2,352,284                         --
                                                           -----------               ------------
 Net increase/(decrease) in net assets from
  operations ......................................          2,570,946                    385,823
                                                           -----------               ------------
Contract transactions:
 Payments received from contractowners ............            525,236                  1,990,386
 Transfers between subaccounts, net ...............          8,977,046                 42,456,064
 Transfers for contract benefits and
  terminations ....................................           (522,851)                (5,782,438)
                                                           -----------               ------------
Net increase/(decrease) from contract
 transactions .....................................          8,979,431                 38,664,012
                                                           -----------               ------------
Net increase/(decrease) in net assets .............         11,550,377                 39,049,835
Net assets beginning of period ....................                 --                         --
                                                           -----------               ------------
Net assets end of period ..........................        $11,550,377               $ 39,049,835
                                                           ===========               ============
 Units issued during the period ...................          1,149,404                  4,789,437
 Units redeemed during the period .................            (61,065)                  (926,767)
                                                           -----------               ------------
 Net units issued (redeemed) during the period               1,088,339                  3,862,670
                                                           ===========               ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Montag &
                                                            Caldwell Growth
                                                    -------------------------------
                                                        2005 (h)          2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    (65,399)   $     41,844
 Net realized gain (loss) .........................       730,791        (384,561)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,823,720       2,052,462
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     3,489,112       1,709,745
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     9,947,329      10,604,468
 Transfers between subaccounts, net ...............       904,773         123,553
 Transfers for contract benefits and
  terminations ....................................    (8,762,138)     (8,389,346)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     2,089,964       2,338,675
                                                     ------------    ------------
Net increase/(decrease) in net assets .............     5,579,076       4,048,420
Net assets beginning of period ....................    48,367,940      44,319,520
                                                     ------------    ------------
Net assets end of period ..........................  $ 53,947,016    $ 48,367,940
                                                     ============    ============
 Units issued during the period ...................     2,215,133       1,567,088
 Units redeemed during the period .................    (2,061,807)     (1,327,532)
                                                     ------------    ------------
 Net units issued (redeemed) during the period            153,326         239,556
                                                     ============    ============

                                                                EQ/PIMCO                EQ/Short Duration
                                                              Real Return                     Bond
                                                    -------------------------------- ------------------------
                                                          2005             2004          2005         2004
                                                    ---------------- --------------- ------------ -----------
From operations:
 Net investment income (loss) .....................  $      288,470   $    625,619    $   1,547    $   2,336
 Net realized gain (loss) .........................         293,233      1,071,313         (165)         (24)
 Net change in unrealized appreciation
  (depreciation) ..................................        (512,148)      (352,927)         175       (1,218)
                                                     --------------   ------------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................          69,555      1,344,005        1,557        1,094
                                                     --------------   ------------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............       2,162,171      5,889,513      112,375      119,416
 Transfers between subaccounts, net ...............     (12,964,747)     1,051,778       (2,169)         833
 Transfers for contract benefits and
  terminations ....................................      (4,531,843)    (4,021,078)     (32,116)     (19,945)
                                                     --------------   ------------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (15,334,419)     2,920,213       78,090      100,304
                                                     --------------   ------------    ---------    ---------
Net increase/(decrease) in net assets .............     (15,264,864)     4,264,218       79,647      101,398
Net assets beginning of period ....................      31,670,971     27,406,753      117,724       16,326
                                                     --------------   ------------    ---------    ---------
Net assets end of period ..........................  $   16,406,107   $ 31,670,971    $ 197,371    $ 117,724
                                                     ==============   ============    =========    =========
 Units issued during the period ...................         546,735        766,205       11,212       11,994
 Units redeemed during the period .................      (1,867,948)      (512,199)      (3,556)      (2,017)
                                                     --------------   ------------    ---------    ---------
 Net units issued (redeemed) during the period           (1,321,213)       254,006        7,656        9,977
                                                     ==============   ============    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/TCW Equity
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $   (361,339)   $   (336,876)
 Net realized gain (loss) .........................      (629,128)     (1,465,230)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,957,991       8,932,003
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,967,524       7,129,897
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     8,932,642      11,091,138
 Transfers between subaccounts, net ...............    (2,421,808)       (979,343)
 Transfers for contract benefits and
  terminations ....................................    (8,941,896)     (8,776,459)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    (2,431,062)      1,335,336
                                                     ------------    ------------
Net increase/(decrease) in net assets .............      (463,538)      8,465,233
Net assets beginning of period ....................    62,403,474      53,938,241
                                                     ------------    ------------
Net assets end of period ..........................  $ 61,939,936    $ 62,403,474
                                                     ============    ============
 Units issued during the period ...................       660,608         962,787
 Units redeemed during the period .................      (764,953)       (778,372)
                                                     ------------    ------------
 Net units issued (redeemed) during the period           (104,345)        184,415
                                                     ============    ============

                                                             EQ/UBS Growth                  Fidelity VIP
                                                              and Income                    Asset Manager
                                                    ------------------------------- -----------------------------
                                                          2005            2004            2005           2004
                                                    --------------- --------------- --------------- -------------
From operations:
 Net investment income (loss) .....................  $     54,499    $    221,080    $     109,154   $  137,245
 Net realized gain (loss) .........................        52,040        (206,424)         302,852       (8,271)
 Net change in unrealized appreciation
  (depreciation) ..................................     1,508,368       2,090,309         (409,318)     115,981
                                                     ------------    ------------    -------------   ----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,614,907       2,104,965            2,688      244,955
                                                     ------------    ------------    -------------   ----------
Contract transactions:
 Payments received from contractowners ............     3,614,797       3,904,596          289,317      371,588
 Transfers between subaccounts, net ...............      (448,919)       (284,584)        (153,687)    (947,346)
 Transfers for contract benefits and
  terminations ....................................    (2,804,770)     (2,901,104)      (4,477,047)    (227,014)
                                                     ------------    ------------    -------------   ----------
Net increase/(decrease) from contract
 transactions .....................................       361,108         718,908       (4,341,417)    (802,772)
                                                     ------------    ------------    -------------   ----------
Net increase/(decrease) in net assets .............     1,976,015       2,823,873       (4,338,729)    (557,817)
Net assets beginning of period ....................    18,615,376      15,791,503        4,506,427    5,064,244
                                                     ------------    ------------    -------------   ----------
Net assets end of period ..........................  $ 20,591,391    $ 18,615,376    $     167,698   $4,506,427
                                                     ============    ============    =============   ==========
 Units issued during the period ...................       359,782         448,434           33,388      126,246
 Units redeemed during the period .................      (328,725)       (379,214)        (441,292)    (204,590)
                                                     ------------    ------------    -------------   ----------
 Net units issued (redeemed) during the period             31,057          69,220         (407,904)     (78,344)
                                                     ============    ============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              Fidelity VIP
                                                             Contrafund(R)
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $      (65,759)  $     42,011
 Net realized gain (loss) .........................       2,285,795      1,801,363
 Net change in unrealized appreciation
  (depreciation) ..................................       2,684,360      1,312,384
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       4,904,396      3,155,758
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       3,098,712      9,466,161
 Transfers between subaccounts, net ...............      12,177,421     (8,222,679)
 Transfers for contract benefits and
  terminations ....................................     (11,423,571)    (2,164,361)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................       3,852,562       (920,879)
                                                     --------------   ------------
Net increase/(decrease) in net assets .............       8,756,958      2,234,879
Net assets beginning of period ....................      23,289,067     21,054,188
                                                     --------------   ------------
Net assets end of period ..........................  $   32,046,025   $ 23,289,067
                                                     ==============   ============
 Units issued during the period ...................       1,410,726      1,239,689
 Units redeemed during the period .................      (1,048,296)    (1,318,475)
                                                     --------------   ------------
 Net units issued (redeemed) during the period              362,430        (78,786)
                                                     ==============   ============

                                                                                            Fidelity VIP
                                                          Fidelity VIP Growth           Growth Opportunities
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $      9,963    $     (2,485)    $    9,700    $    1,501
 Net realized gain (loss) .........................     1,667,225         153,158         46,470        35,237
 Net change in unrealized appreciation
  (depreciation) ..................................    (1,020,753)        395,677        109,274        96,998
                                                     ------------    ------------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................       656,435         546,350        165,444       133,736
                                                     ------------    ------------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............     3,732,779       3,215,156        457,640       462,501
 Transfers between subaccounts, net ...............    (5,750,469)        298,800       (340,160)      213,261
 Transfers for contract benefits and
  terminations ....................................    (4,464,152)     (3,270,737)      (311,609)     (352,905)
                                                     ------------    ------------     ----------    ----------
Net increase/(decrease) from contract
 transactions .....................................    (6,481,842)        243,219       (194,129)      322,857
                                                     ------------    ------------     ----------    ----------
Net increase/(decrease) in net assets .............    (5,825,407)        789,569        (28,685)      456,593
Net assets beginning of period ....................    19,364,870      18,575,301      2,116,119     1,659,526
                                                     ------------    ------------     ----------    ----------
Net assets end of period ..........................  $ 13,539,463    $ 19,364,870     $2,087,434    $2,116,119
                                                     ============    ============     ==========    ==========
 Units issued during the period ...................       587,720         670,367         90,965       141,488
 Units redeemed during the period .................    (1,380,166)       (645,574)      (110,009)     (100,658)
                                                     ------------    ------------     ----------    ----------
 Net units issued (redeemed) during the period           (792,446)         24,793        (19,044)       40,830
                                                     ============    ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Fidelity VIP
                                                           Growth and Income
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     111,105   $      83,883
 Net realized gain (loss) .........................      1,709,943          41,094
 Net change in unrealized appreciation
  (depreciation) ..................................     (1,593,442)        384,569
                                                     -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................        227,606         509,546
                                                     -------------   -------------
Contract transactions:
 Payments received from contractowners ............        794,398         983,082
 Transfers between subaccounts, net ...............       (704,607)     (1,646,338)
 Transfers for contract benefits and
  terminations ....................................     (8,097,955)       (524,150)
                                                     -------------   -------------
Net increase/(decrease) from contract
 transactions .....................................     (8,008,164)     (1,187,406)
                                                     -------------   -------------
Net increase/(decrease) in net assets .............     (7,780,558)       (677,860)
Net assets beginning of period ....................      8,922,373       9,600,233
                                                     -------------   -------------
Net assets end of period ..........................  $   1,141,815   $   8,922,373
                                                     =============   =============
 Units issued during the period ...................        105,892         142,956
 Units redeemed during the period .................       (922,579)       (271,158)
                                                     -------------   -------------
 Net units issued (redeemed) during the period            (816,687)       (128,202)
                                                     =============   =============

                                                             Franklin                Franklin Rising
                                                         Income Securities        Dividends Securities
                                                    --------------------------- -------------------------
                                                         2005          2004         2005         2004
                                                    -------------- ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................   $   29,114    $   5,747    $   1,750    $     355
 Net realized gain (loss) .........................        9,063        2,815        5,121        3,149
 Net change in unrealized appreciation
  (depreciation) ..................................      (11,685)      26,974        8,197       14,356
                                                      ----------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................       26,492       35,536       15,068       17,860
                                                      ----------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............      751,704      267,759      238,147      188,887
 Transfers between subaccounts, net ...............        7,526       42,711      (12,402)      44,606
 Transfers for contract benefits and
  terminations ....................................      (96,219)     (47,834)     (79,370)     (44,274)
                                                      ----------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................      663,011      262,636      146,375      189,219
                                                      ----------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............      689,503      298,172      161,443      207,079
Net assets beginning of period ....................      368,069       69,897      244,337       37,258
                                                      ----------    ---------    ---------    ---------
Net assets end of period ..........................   $1,057,572    $ 368,069    $ 405,780    $ 244,337
                                                      ==========    =========    =========    =========
 Units issued during the period ...................       66,954       27,422       21,435       21,696
 Units redeemed during the period .................      (13,972)      (4,812)      (9,524)      (5,507)
                                                      ----------    ---------    ---------    ---------
 Net units issued (redeemed) during the period            52,982       22,610       11,911       16,189
                                                      ==========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Franklin Zero                 Janus Aspen
                                                          Coupon 2010                Series Balanced
                                                    ------------------------ -------------------------------
                                                        2005         2004          2005            2004
                                                    ------------ ----------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    2,262   $  1,002    $     142,476   $     124,259
 Net realized gain (loss) .........................         (71)        56           89,802          14,654
 Net change in unrealized appreciation
  (depreciation) ..................................      (1,730)      (232)         316,585         377,215
                                                     ----------   --------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................         461        826          548,863         516,128
                                                     ----------   --------    -------------   -------------
Contract transactions:
 Payments received from contractowners ............      54,832     29,527        1,323,845       1,415,949
 Transfers between subaccounts, net ...............         216      6,509          152,838         (34,734)
 Transfers for contract benefits and
  terminations ....................................     (13,479)    (7,692)      (1,080,202)     (1,050,652)
                                                     ----------   --------    -------------   -------------
Net increase/(decrease) from contract
 transactions .....................................      41,569     28,344          396,481         330,563
                                                     ----------   --------    -------------   -------------
Net increase/(decrease) in net assets .............      42,030     29,170          945,344         846,691
Net assets beginning of period ....................      41,100     11,930        6,948,842       6,102,151
                                                     ----------   --------    -------------   -------------
Net assets end of period ..........................  $   83,130   $ 41,100    $   7,894,186   $   6,948,842
                                                     ==========   ========    =============   =============
 Units issued during the period ...................       5,331      3,657          174,479         158,077
 Units redeemed during the period .................      (1,461)      (966)        (138,875)       (126,770)
                                                     ----------   --------    -------------   -------------
 Net units issued (redeemed) during the period            3,870      2,691           35,604          31,307
                                                     ==========   ========    =============   =============

                                                          Janus Aspen Series
                                                         International Growth
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      52,549    $   30,468
 Net realized gain (loss) .........................        706,119       210,314
 Net change in unrealized appreciation
  (depreciation) ..................................      1,037,215       423,777
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,795,883       664,559
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............      1,539,278     1,497,903
 Transfers between subaccounts, net ...............      3,438,812       (54,612)
 Transfers for contract benefits and
  terminations ....................................     (2,731,736)     (462,880)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................      2,246,354       980,411
                                                     -------------    ----------
Net increase/(decrease) in net assets .............      4,042,237     1,644,970
Net assets beginning of period ....................      4,516,722     2,871,752
                                                     -------------    ----------
Net assets end of period ..........................  $   8,558,959    $4,516,722
                                                     =============    ==========
 Units issued during the period ...................        508,498       309,324
 Units redeemed during the period .................       (313,474)     (208,808)
                                                     -------------    ----------
 Net units issued (redeemed) during the period             195,024       100,516
                                                     =============    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Janus Aspen Series                 Janus Aspen
                                                            Flexible Bond                   Series Forty
                                                    ------------------------------ -------------------------------
                                                         2005            2004            2005            2004
                                                    -------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................   $  457,004    $     362,806   $    (39,952)   $    (18,390)
 Net realized gain (loss) .........................      241,859          127,748        355,033           7,094
 Net change in unrealized appreciation
  (depreciation) ..................................     (575,872)        (258,273)     1,497,857       2,060,198
                                                      ----------    -------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................      122,991          232,281      1,812,938       2,048,902
                                                      ----------    -------------   ------------    ------------
Contract transactions:
 Payments received from contractowners ............      825,583        1,102,717      2,565,976       2,609,365
 Transfers between subaccounts, net ...............    2,377,774         (123,796)     4,813,724        (705,671)
 Transfers for contract benefits and
  terminations ....................................     (879,645)      (1,136,821)    (1,949,785)     (1,944,190)
                                                      ----------    -------------   ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    2,323,712         (157,900)     5,429,915         (40,496)
                                                      ----------    -------------   ------------    ------------
Net increase/(decrease) in net assets .............    2,446,703           74,381      7,242,853       2,008,406
Net assets beginning of period ....................    6,496,235        6,421,854     13,574,563      11,566,157
                                                      ----------    -------------   ------------    ------------
Net assets end of period ..........................   $8,942,938    $   6,496,235   $ 20,817,416    $ 13,574,563
                                                      ==========    =============   ============    ============
 Units issued during the period ...................      269,141          137,059        944,138         402,640
 Units redeemed during the period .................     (104,157)        (146,915)      (315,841)       (429,701)
                                                      ----------    -------------   ------------    ------------
 Net units issued (redeemed) during the period           164,984           (9,856)       628,297         (27,061)
                                                      ==========    =============   ============    ============

                                                          Janus Aspen Series
                                                            Mid Cap Growth
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    (54,741)   $    (32,037)
 Net realized gain (loss) .........................       619,965         294,266
 Net change in unrealized appreciation
  (depreciation) ..................................     1,046,470       1,860,351
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,611,694       2,122,580
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     2,602,012       3,418,799
 Transfers between subaccounts, net ...............     1,040,223        (589,467)
 Transfers for contract benefits and
  terminations ....................................    (2,355,175)     (1,882,006)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     1,287,060         947,326
                                                     ------------    ------------
Net increase/(decrease) in net assets .............     2,898,754       3,069,906
Net assets beginning of period ....................    12,849,840       9,779,934
                                                     ------------    ------------
Net assets end of period ..........................  $ 15,748,594    $ 12,849,840
                                                     ============    ============
 Units issued during the period ...................       820,167         860,891
 Units redeemed during the period .................      (610,037)       (692,743)
                                                     ------------    ------------
 Net units issued (redeemed) during the period            210,130         168,148
                                                     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Janus Aspen Series
                                                            Mid Cap Value
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $  134,424     $   54,817
 Net realized gain (loss) .........................      141,979         97,930
 Net change in unrealized appreciation
  (depreciation) ..................................      (80,818)       159,454
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      195,585        312,201
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      398,249        362,454
 Transfers between subaccounts, net ...............       94,701       (909,173)
 Transfers for contract benefits and
  terminations ....................................     (354,631)      (115,297)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      138,319       (662,016)
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      333,904       (349,815)
Net assets beginning of period ....................    1,872,768      2,222,583
                                                      ----------     ----------
Net assets end of period ..........................   $2,206,672     $1,872,768
                                                      ==========     ==========
 Units issued during the period ...................       48,166         46,783
 Units redeemed during the period .................      (36,872)      (109,951)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            11,294        (63,168)
                                                      ==========     ==========

                                                          Janus Aspen Series                Lord Abbett
                                                           Worldwide Growth                Bond-Debenture
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $    150,235    $    123,124     $   49,774    $    43,527
 Net realized gain (loss) .........................       365,574        (533,460)        26,435         22,152
 Net change in unrealized appreciation
  (depreciation) ..................................       162,924       1,138,373        (64,260)        (5,123)
                                                     ------------    ------------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................       678,733         728,037         11,949         60,556
                                                     ------------    ------------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............     2,846,711       3,715,951        380,408        418,179
 Transfers between subaccounts, net ...............      (569,243)     (1,054,543)       (11,290)        32,628
 Transfers for contract benefits and
  terminations ....................................    (6,788,023)     (2,296,629)      (195,048)      (147,834)
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................    (4,510,555)        364,779        174,070        302,973
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) in net assets .............    (3,831,822)      1,092,816        186,019        363,529
Net assets beginning of period ....................    17,958,426      16,865,610        929,398        565,869
                                                     ------------    ------------     ----------    -----------
Net assets end of period ..........................  $ 14,126,604    $ 17,958,426     $1,115,417    $   929,398
                                                     ============    ============     ==========    ===========
 Units issued during the period ...................       497,799         663,547         31,239         39,223
 Units redeemed during the period .................    (1,124,086)       (624,571)       (18,248)       (15,555)
                                                     ------------    ------------     ----------    -----------
 Net units issued (redeemed) during the period           (626,287)         38,976         12,991         23,668
                                                     ============    ============     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Lord Abbett
                                                          Growth and Income
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   34,724     $   22,186
 Net realized gain (loss) .........................      420,210        101,293
 Net change in unrealized appreciation
  (depreciation) ..................................     (285,823)       302,384
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      169,111        425,863
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............    1,596,981      1,495,297
 Transfers between subaccounts, net ...............       88,854        510,440
 Transfers for contract benefits and
  terminations ....................................     (706,208)      (600,173)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      979,627      1,405,564
                                                      ----------     ----------
Net increase/(decrease) in net assets .............    1,148,738      1,831,427
Net assets beginning of period ....................    4,222,070      2,390,643
                                                      ----------     ----------
Net assets end of period ..........................   $5,370,808     $4,222,070
                                                      ==========     ==========
 Units issued during the period ...................      160,123        199,736
 Units redeemed during the period .................      (79,799)       (76,017)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            80,324        123,719
                                                      ==========     ==========

                                                              Lord Abbett                    MFS(R) Mid
                                                             Mid-Cap Value                   Cap Growth
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $      3,571    $     34,823     $   (3,546)   $    (2,713)
 Net realized gain (loss) .........................     3,346,260         743,588         30,395         12,761
 Net change in unrealized appreciation
  (depreciation) ..................................    (2,085,161)      2,239,315          9,877        100,587
                                                     ------------    ------------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,264,670       3,017,726         36,726        110,635
                                                     ------------    ------------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............     2,538,924       2,107,149        333,825        384,943
 Transfers between subaccounts, net ...............       216,268       4,592,144        (40,279)         2,723
 Transfers for contract benefits and
  terminations ....................................    (6,008,178)     (1,768,211)      (152,794)      (158,928)
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................    (3,252,986)      4,931,082        140,752        228,738
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) in net assets .............    (1,988,316)      7,948,808        177,478        339,373
Net assets beginning of period ....................    17,306,954       9,358,146        965,406        626,033
                                                     ------------    ------------     ----------    -----------
Net assets end of period ..........................  $ 15,318,638    $ 17,306,954     $1,142,884    $   965,406
                                                     ============    ============     ==========    ===========
 Units issued during the period ...................       349,092         659,039         34,965         45,035
 Units redeemed during the period .................      (580,337)       (240,093)       (20,444)       (20,318)
                                                     ------------    ------------     ----------    -----------
 Net units issued (redeemed) during the period           (231,245)        418,946         14,521         24,717
                                                     ============    ============     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              MFS(R) New
                                                              Discovery
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      (7,826)   $   (1,374)
 Net realized gain (loss) .........................         58,586        40,765
 Net change in unrealized appreciation
  (depreciation) ..................................         10,994        44,679
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................         61,754        84,070
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............        289,655       816,084
 Transfers between subaccounts, net ...............       (542,179)      610,362
 Transfers for contract benefits and
  terminations ....................................       (790,355)     (127,157)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,042,879)    1,299,289
                                                     -------------    ----------
Net increase/(decrease) in net assets .............       (981,125)    1,383,359
Net assets beginning of period ....................      2,084,785       701,426
                                                     -------------    ----------
Net assets end of period ..........................  $   1,103,660    $2,084,785
                                                     =============    ==========
 Units issued during the period ...................         50,757       196,298
 Units redeemed during the period .................       (141,764)      (77,875)
                                                     -------------    ----------
 Net units issued (redeemed) during the period             (91,007)      118,423
                                                     =============    ==========

                                                            MFS(R) Total
                                                               Return                  MFS(R) Utilities
                                                    ----------------------------- ---------------------------
                                                         2005           2004           2005          2004
                                                    -------------- -------------- -------------- ------------
From operations:
 Net investment income (loss) .....................   $   65,976     $   49,261     $    1,849    $   4,209
 Net realized gain (loss) .........................      258,869        115,253         80,965       21,096
 Net change in unrealized appreciation
  (depreciation) ..................................     (218,644)       248,817         66,509      104,333
                                                      ----------     ----------     ----------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................      106,201        413,331        149,323      129,638
                                                      ----------     ----------     ----------    ---------
Contract transactions:
 Payments received from contractowners ............      993,053      1,231,681        372,085      212,060
 Transfers between subaccounts, net ...............     (536,805)     1,060,340        202,651      125,812
 Transfers for contract benefits and
  terminations ....................................     (585,546)      (363,774)      (147,460)     (86,389)
                                                      ----------     ----------     ----------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (129,298)     1,928,247        427,276      251,483
                                                      ----------     ----------     ----------    ---------
Net increase/(decrease) in net assets .............      (23,097)     2,341,578        576,599      381,121
Net assets beginning of period ....................    4,544,599      2,203,021        660,190      279,069
                                                      ----------     ----------     ----------    ---------
Net assets end of period ..........................   $4,521,502     $4,544,599     $1,236,789    $ 660,190
                                                      ==========     ==========     ==========    =========
 Units issued during the period ...................       93,650        272,213         46,763       30,667
 Units redeemed during the period .................     (105,385)      (100,541)       (21,015)     (11,393)
                                                      ----------     ----------     ----------    ---------
 Net units issued (redeemed) during the period           (11,735)       171,672         25,748       19,274
                                                      ==========     ==========     ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Morgan Stanley
                                                            UIF Core Plus
                                                             Fixed Income
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................   $   518,831     $  237,313
 Net realized gain (loss) .........................       528,494        134,268
 Net change in unrealized appreciation
  (depreciation) ..................................      (706,289)      (108,646)
                                                      -----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       341,036        262,935
                                                      -----------     ----------
Contract transactions:
 Payments received from contractowners ............       445,591        708,308
 Transfers between subaccounts, net ...............     9,062,952        187,223
 Transfers for contract benefits and
  terminations ....................................      (755,799)      (839,444)
                                                      -----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     8,752,744         56,087
                                                      -----------     ----------
Net increase/(decrease) in net assets .............     9,093,780        319,022
Net assets beginning of period ....................     6,505,586      6,186,564
                                                      -----------     ----------
Net assets end of period ..........................   $15,599,366     $6,505,586
                                                      ===========     ==========
 Units issued during the period ...................     1,021,232         95,289
 Units redeemed during the period .................      (429,011)       (91,869)
                                                      -----------     ----------
 Net units issued (redeemed) during the period            592,221          3,420
                                                      ===========     ==========

                                                         Morgan Stanley
                                                          UIF Emerging             Morgan Stanley
                                                          Markets Debt            UIF Equity Growth
                                                    ------------------------- -------------------------
                                                        2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $  38,933    $  26,917    $      40    $     326
 Net realized gain (loss) .........................     29,971       26,225        1,466       25,584
 Net change in unrealized appreciation
  (depreciation) ..................................    (12,827)     (15,032)      46,055      (10,826)
                                                     ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     56,077       38,110       47,561       15,084
                                                     ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............     68,206       52,966       97,071       43,905
 Transfers between subaccounts, net ...............    (90,593)     116,881       10,067       19,296
 Transfers for contract benefits and
  terminations ....................................    (10,747)     (12,091)     (29,288)     (27,158)
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    (33,134)     157,756       77,850       36,043
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............     22,943      195,866      125,411       51,127
Net assets beginning of period ....................    425,876      230,010      239,245      188,118
                                                     ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 448,819    $ 425,876    $ 364,656    $ 239,245
                                                     =========    =========    =========    =========
 Units issued during the period ...................      8,901       17,007       17,819       33,277
 Units redeemed during the period .................    (10,695)      (5,106)      (8,093)     (28,599)
                                                     ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          (1,794)      11,901        9,726        4,678
                                                     =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Morgan Stanley
                                                              UIF Value
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................   $    26,371     $   24,261
 Net realized gain (loss) .........................       306,040        255,973
 Net change in unrealized appreciation
  (depreciation) ..................................       249,013        148,894
                                                      -----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       581,424        429,128
                                                      -----------     ----------
Contract transactions:
 Payments received from contractowners ............       483,031      1,835,479
 Transfers between subaccounts, net ...............    10,019,281        (23,737)
 Transfers for contract benefits and
  terminations ....................................      (915,101)       (92,518)
                                                      -----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     9,587,211      1,719,224
                                                      -----------     ----------
Net increase/(decrease) in net assets .............    10,168,635      2,148,352
Net assets beginning of period ....................     2,968,804        820,452
                                                      -----------     ----------
Net assets end of period ..........................   $13,137,439     $2,968,804
                                                      ===========     ==========
 Units issued during the period ...................       764,212        195,931
 Units redeemed during the period .................      (131,102)       (63,833)
                                                      -----------     ----------
 Net units issued (redeemed) during the period            633,110        132,098
                                                      ===========     ==========

                                                             Old Mutual                   Old Mutual
                                                               Mid-Cap                   Select Value
                                                    ----------------------------- ---------------------------
                                                         2005           2004           2005          2004
                                                    -------------- -------------- ------------- -------------
From operations:
 Net investment income (loss) .....................   $   (7,839)    $   (5,772)   $    13,881   $    12,397
 Net realized gain (loss) .........................      230,613         65,543         (6,386)       (3,839)
 Net change in unrealized appreciation
  (depreciation) ..................................      (88,935)       242,595         26,324        12,650
                                                      ----------     ----------    -----------   -----------
 Net increase/(decrease) in net assets from
  operations ......................................      133,839        302,366         33,819        21,208
                                                      ----------     ----------    -----------   -----------
Contract transactions:
 Payments received from contractowners ............      687,512        713,480        256,657       271,431
 Transfers between subaccounts, net ...............       (8,789)       (23,214)       (32,744)        3,689
 Transfers for contract benefits and
  terminations ....................................     (313,398)      (393,829)      (120,466)     (100,375)
                                                      ----------     ----------    -----------   -----------
Net increase/(decrease) from contract
 transactions .....................................      365,325        296,437        103,447       174,745
                                                      ----------     ----------    -----------   -----------
Net increase/(decrease) in net assets .............      499,164        598,803        137,266       195,953
Net assets beginning of period ....................    2,010,069      1,411,266        744,699       548,746
                                                      ----------     ----------    -----------   -----------
Net assets end of period ..........................   $2,509,233     $2,010,069    $   881,965   $   744,699
                                                      ==========     ==========    ===========   ===========
 Units issued during the period ...................       56,195         67,043         29,056        31,214
 Units redeemed during the period .................      (29,241)       (42,766)       (18,469)      (12,331)
                                                      ----------     ----------    -----------   -----------
 Net units issued (redeemed) during the period            26,954         24,277         10,587        18,883
                                                      ==========     ==========    ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Oppenheimer
                                                         Global Securities
                                                    ----------------------------
                                                         2005           2004
                                                    -------------- -------------
From operations:
 Net investment income (loss) .....................   $    3,166    $     1,235
 Net realized gain (loss) .........................       27,092          5,411
 Net change in unrealized appreciation
  (depreciation) ..................................      119,207         85,475
                                                      ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................      149,465         92,121
                                                      ----------    -----------
Contract transactions:
 Payments received from contractowners ............      701,443        533,050
 Transfers between subaccounts, net ...............       50,395         10,693
 Transfers for contract benefits and
  terminations ....................................     (247,186)      (124,509)
                                                      ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................      504,652        419,234
                                                      ----------    -----------
Net increase/(decrease) in net assets .............      654,117        511,355
Net assets beginning of period ....................      664,436        153,081
                                                      ----------    -----------
Net assets end of period ..........................   $1,318,553    $   664,436
                                                      ==========    ===========
 Units issued during the period ...................       52,056         43,573
 Units redeemed during the period .................      (19,081)       (11,476)
                                                      ----------    -----------
 Net units issued (redeemed) during the period            32,975         32,097
                                                      ==========    ===========

                                                           Oppenheimer                PIMCO Global
                                                         Main Street(R)             Bond (Unhedged)
                                                    ------------------------- ----------------------------
                                                        2005         2004          2005           2004
                                                    ------------ ------------ -------------- -------------
From operations:
 Net investment income (loss) .....................  $   3,051    $      36     $   46,235    $   26,909
 Net realized gain (loss) .........................      4,253        3,948         51,140       163,749
 Net change in unrealized appreciation
  (depreciation) ..................................     21,036       20,289       (252,841)        4,813
                                                     ---------    ---------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................     28,340       24,273       (155,466)      195,471
                                                     ---------    ---------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............    260,894      299,404        682,596       825,220
 Transfers between subaccounts, net ...............    (11,370)      (3,575)      (175,153)        4,345
 Transfers for contract benefits and
  terminations ....................................    (88,050)     (55,199)      (301,008)     (367,207)
                                                     ---------    ---------     ----------    ----------
Net increase/(decrease) from contract
 transactions .....................................    161,474      240,630        206,435       462,358
                                                     ---------    ---------     ----------    ----------
Net increase/(decrease) in net assets .............    189,814      264,903         50,969       657,829
Net assets beginning of period ....................    333,156       68,253      2,137,983     1,480,154
                                                     ---------    ---------     ----------    ----------
Net assets end of period ..........................  $ 522,970    $ 333,156     $2,188,952    $2,137,983
                                                     =========    =========     ==========    ==========
 Units issued during the period ...................     21,689       27,717         62,510        76,504
 Units redeemed during the period .................     (8,557)      (6,890)       (48,309)      (42,425)
                                                     ---------    ---------     ----------    ----------
 Net units issued (redeemed) during the period          13,132       20,827         14,201        34,079
                                                     =========    =========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          PIMCO StocksPLUS
                                                           PIMCO Real Return              Growth and Income
                                                    ------------------------------- -----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) .....................  $    445,579    $    100,567     $   70,574     $   37,213
 Net realized gain (loss) .........................       371,969         573,694         48,859         16,438
 Net change in unrealized appreciation
  (depreciation) ..................................      (515,272)        266,286         (2,204)       222,031
                                                     ------------    ------------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       302,276         940,547        117,229        275,682
                                                     ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contractowners ............     3,675,285       3,377,919      1,041,643      1,214,902
 Transfers between subaccounts, net ...............     3,987,391       1,936,027        (78,635)        (8,119)
 Transfers for contract benefits and
  terminations ....................................    (2,373,263)     (1,121,465)      (450,723)      (484,196)
                                                     ------------    ------------     ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     5,289,413       4,192,481        512,285        722,587
                                                     ------------    ------------     ----------     ----------
Net increase/(decrease) in net assets .............     5,591,689       5,133,028        629,514        998,269
Net assets beginning of period ....................    14,511,364       9,378,336      3,046,647      2,048,378
                                                     ------------    ------------     ----------     ----------
Net assets end of period ..........................  $ 20,103,053    $ 14,511,364     $3,676,161     $3,046,647
                                                     ============    ============     ==========     ==========
 Units issued during the period ...................       612,814         559,285         93,966        115,699
 Units redeemed during the period .................      (219,228)       (234,329)       (51,001)       (50,624)
                                                     ------------    ------------     ----------     ----------
 Net units issued (redeemed) during the period            393,586         324,956         42,965         65,075
                                                     ============    ============     ==========     ==========

                                                             T. Rowe Price
                                                             Equity Income
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $      461,842   $    728,538
 Net realized gain (loss) .........................       8,279,199      2,232,827
 Net change in unrealized appreciation
  (depreciation) ..................................      (7,492,155)     3,581,119
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       1,248,886      6,542,484
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       3,662,416      2,361,863
 Transfers between subaccounts, net ...............     (16,398,886)     1,668,805
 Transfers for contract benefits and
  terminations ....................................      (9,970,838)    (8,446,424)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................     (22,707,308)    (4,415,756)
                                                     --------------   ------------
Net increase/(decrease) in net assets .............     (21,458,422)     2,126,728
Net assets beginning of period ....................      50,427,403     48,300,675
                                                     --------------   ------------
Net assets end of period ..........................  $   28,968,981   $ 50,427,403
                                                     ==============   ============
 Units issued during the period ...................         349,409        421,204
 Units redeemed during the period .................      (1,836,261)      (756,097)
                                                     --------------   ------------
 Net units issued (redeemed) during the period           (1,486,852)      (334,893)
                                                     ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            T. Rowe Price
                                                         International Stock
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      77,246    $   71,945
 Net realized gain (loss) .........................      1,140,957        42,661
 Net change in unrealized appreciation
  (depreciation) ..................................       (211,983)      633,026
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,006,220       747,632
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............        817,693     1,558,114
 Transfers between subaccounts, net ...............       (315,451)      964,474
 Transfers for contract benefits and
  terminations ....................................     (2,021,379)     (500,348)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,519,137)    2,022,240
                                                     -------------    ----------
Net increase/(decrease) in net assets .............       (512,917)    2,769,872
Net assets beginning of period ....................      6,975,601     4,205,729
                                                     -------------    ----------
Net assets end of period ..........................  $   6,462,684    $6,975,601
                                                     =============    ==========
 Units issued during the period ...................        144,363       289,924
 Units redeemed during the period .................       (273,340)      (88,960)
                                                     -------------    ----------
 Net units issued (redeemed) during the period            (128,977)      200,964
                                                     =============    ==========

                                                            T. Rowe Price                T. Rowe Price
                                                          Limited-Term Bond            New America Growth
                                                    ----------------------------- ----------------------------
                                                         2005           2004           2005           2004
                                                    -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) .....................   $  110,485     $   67,934     $   (7,547)   $       351
 Net realized gain (loss) .........................      (40,303)        (3,775)        57,986         41,839
 Net change in unrealized appreciation
  (depreciation) ..................................      (24,444)       (42,671)       318,823         19,724
                                                      ----------     ----------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................       45,738         21,488        369,262         61,914
                                                      ----------     ----------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............      553,708        582,642        162,623         69,019
 Transfers between subaccounts, net ...............      (77,346)     1,612,615      6,121,299         59,290
 Transfers for contract benefits and
  terminations ....................................     (742,567)      (231,449)       (86,236)      (168,715)
                                                      ----------     ----------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................     (266,205)     1,963,808      6,197,686        (40,406)
                                                      ----------     ----------     ----------    -----------
Net increase/(decrease) in net assets .............     (220,467)     1,985,296      6,566,948         21,508
Net assets beginning of period ....................    3,567,142      1,581,846        565,334        543,826
                                                      ----------     ----------     ----------    -----------
Net assets end of period ..........................   $3,346,675     $3,567,142     $7,132,282    $   565,334
                                                      ==========     ==========     ==========    ===========
 Units issued during the period ...................       64,032        193,284        602,372         22,400
 Units redeemed during the period .................      (85,003)       (44,746)       (19,129)       (25,909)
                                                      ----------     ----------     ----------    -----------
 Net units issued (redeemed) during the period           (20,971)       148,538        583,243         (3,509)
                                                      ==========     ==========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            T. Rowe Price
                                                          Personal Strategy
                                                              Balanced
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   33,690     $   35,447
 Net realized gain (loss) .........................      269,338        101,237
 Net change in unrealized appreciation
  (depreciation) ..................................     (125,299)        82,651
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      177,729        219,335
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      543,323        331,659
 Transfers between subaccounts, net ...............      831,303        165,318
 Transfers for contract benefits and
  terminations ....................................     (746,861)      (126,539)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      627,765        370,438
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      805,494        589,773
Net assets beginning of period ....................    2,049,929      1,460,156
                                                      ----------     ----------
Net assets end of period ..........................   $2,855,423     $2,049,929
                                                      ==========     ==========
 Units issued during the period ...................      123,395         60,329
 Units redeemed during the period .................      (81,413)       (33,613)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            41,982         26,716
                                                      ==========     ==========

                                                                                          Van Kampen
                                                            T. Rowe Price                UIF Emerging
                                                            Prime Reserve               Markets Equity
                                                    ------------------------------ -------------------------
                                                          2005           2004          2005         2004
                                                    --------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) .....................  $     253,895    $   82,913    $     319    $   1,255
 Net realized gain (loss) .........................             --            --       25,542       24,711
 Net change in unrealized appreciation
  (depreciation) ..................................             --            --      180,018       56,728
                                                     -------------    ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................        253,895        82,913      205,879       82,694
                                                     -------------    ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............      1,687,087     5,313,414      177,806      144,972
 Transfers between subaccounts, net ...............     (4,104,953)      671,190       79,291       12,544
 Transfers for contract benefits and
  terminations ....................................     (1,767,548)     (768,018)     (78,740)     (84,551)
                                                     -------------    ----------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (4,185,414)    5,216,586      178,357       72,965
                                                     -------------    ----------    ---------    ---------
Net increase/(decrease) in net assets .............     (3,931,519)    5,299,499      384,236      155,659
Net assets beginning of period ....................      9,885,410     4,585,911      477,921      322,262
                                                     -------------    ----------    ---------    ---------
Net assets end of period ..........................  $   5,953,891    $9,885,410    $ 862,157    $ 477,921
                                                     =============    ==========    =========    =========
 Units issued during the period ...................        498,470       841,690       16,890       15,612
 Units redeemed during the period .................       (842,789)     (399,280)      (6,196)     (10,540)
                                                     -------------    ----------    ---------    ---------
 Net units issued (redeemed) during the period            (344,319)      442,410       10,694        5,072
                                                     =============    ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Van Kampen
                                                             UIF Global
                                                            Value Equity+
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $    7,323     $    5,569
 Net realized gain (loss) .........................       31,535          6,704
 Net change in unrealized appreciation
  (depreciation) ..................................       32,441        100,463
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       71,299        112,736
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      237,737        154,934
 Transfers between subaccounts, net ...............      102,613        714,762
 Transfers for contract benefits and
  terminations ....................................     (132,040)       (80,185)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      208,310        789,511
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      279,609        902,247
Net assets beginning of period ....................    1,172,038        269,791
                                                      ----------     ----------
Net assets end of period ..........................   $1,451,647     $1,172,038
                                                      ==========     ==========
 Units issued during the period ...................       36,860         93,107
 Units redeemed during the period .................      (19,930)       (18,746)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            16,930         74,361
                                                      ==========     ==========

                                                              Van Kampen                    Van Eck
                                                        UIF U.S. Real Estate+            Worldwide Bond
                                                    ------------------------------ --------------------------
                                                          2005           2004           2005         2004
                                                    --------------- -------------- ------------- ------------
From operations:
 Net investment income (loss) .....................  $      81,809    $   66,308    $    33,182   $   9,984
 Net realized gain (loss) .........................      1,535,681       197,708        (16,364)      3,895
 Net change in unrealized appreciation
  (depreciation) ..................................       (345,735)    1,307,559        (42,630)     18,188
                                                     -------------    ----------    -----------   ---------
 Net increase/(decrease) in net assets from
  operations ......................................      1,271,755     1,571,575        (25,812)     32,067
                                                     -------------    ----------    -----------   ---------
Contract transactions:
 Payments received from contractowners ............      1,738,483     1,287,893        215,361      97,862
 Transfers between subaccounts, net ...............      1,282,927     1,955,422         19,464     291,367
 Transfers for contract benefits and
  terminations ....................................     (4,282,592)     (563,618)      (132,853)    (10,482)
                                                     -------------    ----------    -----------   ---------
Net increase/(decrease) from contract
 transactions .....................................     (1,261,182)    2,679,697        101,972     378,747
                                                     -------------    ----------    -----------   ---------
Net increase/(decrease) in net assets .............         10,573     4,251,272         76,160     410,814
Net assets beginning of period ....................      6,809,626     2,558,354        528,204     117,390
                                                     -------------    ----------    -----------   ---------
Net assets end of period ..........................  $   6,820,199    $6,809,626    $   604,364   $ 528,204
                                                     =============    ==========    ===========   =========
 Units issued during the period ...................        221,791       243,049         40,936      29,794
 Units redeemed during the period .................       (281,113)      (52,290)       (34,818)     (4,045)
                                                     -------------    ----------    -----------   ---------
 Net units issued (redeemed) during the period             (59,322)      190,759          6,118      25,749
                                                     =============    ==========    ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Van Eck Worldwide               Van Eck Worldwide
                                                            Emerging Markets                   Hard Assets
                                                      -----------------------------   -----------------------------
                                                           2005            2004            2005            2004
                                                      --------------   ------------   --------------   ------------
From operations:
 Net investment income (loss) .....................     $   (1,565)     $   2,165       $   (2,211)     $     374
 Net realized gain (loss) .........................        219,968         26,370          280,218         13,171
 Net change in unrealized appreciation
  (depreciation) ..................................        629,733        119,282          306,928        120,912
                                                        ----------      ---------       ----------      ---------
 Net increase/(decrease) in net assets from
  operations ......................................        848,136        147,817          584,935        134,457
                                                        ----------      ---------       ----------      ---------
Contract transactions:
 Payments received from contractowners ............        248,118        361,968          258,520        148,746
 Transfers between subaccounts, net ...............      2,373,331        128,188          994,201        395,813
 Transfers for contract benefits and
  terminations ....................................       (313,848)       (23,883)        (512,935)       (15,857)
                                                        ----------      ---------       ----------      ---------
Net increase/(decrease) from contract
 transactions .....................................      2,307,601        466,273          739,786        528,702
                                                        ----------      ---------       ----------      ---------
Net increase/(decrease) in net assets .............      3,155,737        614,090        1,324,721        663,159
Net assets beginning of period ....................        771,728        157,638          751,771         88,612
                                                        ----------      ---------       ----------      ---------
Net assets end of period ..........................     $3,927,465      $ 771,728       $2,076,492      $ 751,771
                                                        ==========      =========       ==========      =========
 Units issued during the period ...................        286,280         96,385           69,643         48,439
 Units redeemed during the period .................        (65,730)       (39,017)         (34,255)       (11,613)
                                                        ----------      ---------       ----------      ---------
 Net units issued (redeemed) during the period             220,550         57,368           35,388         36,826
                                                        ==========      =========       ==========      =========

-------
The accompanying notes are an integral part of these financial statements.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005. (See Note 5)

(b) Commenced operation on September 9, 2005.

(c) EQ/Calvert Socially Responsive was substituted for EQ/Enterprise Global Socially Responsible on September 9, 2005. (See Note 5)

(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)

(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (see Note 5)

(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)

(g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.

(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005. (See Note 5)

+ Known as Morgan Stanley UIF... with respect to MONY Corporate Sponsored Variable Universal Life.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life policies which include (MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life) collectively, the "Variable Life Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   There are seventy-six MONY America Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Universal Institutional Funds, Inc., or Van Eck Worldwide Insurance Trust, collectively (the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004, the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY America.

   The Variable Account consists of the following variable investment options:

   o AIM V.I. Basic Value                                       o EQ/Short Duration Bond(12)
   o AIM V.I. Financial Services                                o EQ/TCW Equity(13)
   o AIM V.I. Global Health Care(1)                             o EQ/UBS Growth and Income(14)
   o AIM V.I. Mid Cap Core Equity                               o Fidelity VIP Asset Manager
   o AIM V.I. Technology                                        o Fidelity VIP Contrafund(R)
   o Alger American Balanced                                    o Fidelity VIP Growth
   o Alger American MidCap Growth                               o Fidelity VIP Growth Opportunities
   o Dreyfus IP Small Cap Stock Index                           o Fidelity VIP Growth and Income
   o Dreyfus Socially Responsible Growth Fund, Inc.             o Franklin Income Securities
   o Dreyfus Stock Index Fund, Inc.                             o Franklin Rising Dividends Securities
   o Dreyfus VIF Appreciation                                   o Franklin Zero Coupon 2010
   o Dreyfus VIF International Value                            o Janus Aspen Series Balanced
   o Dreyfus VIF Small Company Stock                            o Janus Aspen Series International Growth
   o EQ/Bear Stearns Small Company Growth(2)                    o Janus Aspen Series Flexible Bond(15)
   o EQ/Boston Advisors Equity Income(3)                        o Janus Aspen Series Forty(16)
   o EQ/Calvert Socially Responsible                            o Janus Aspen Series Mid Cap Growth
   o EQ/Capital Guardian Research                               o Janus Aspen Series Mid Cap Value
   o EQ/Caywood-Scholl High Yield Bond(4)                       o Janus Aspen Series Worldwide Growth
   o EQ/Enterprise Moderate Allocation                          o Lord Abbett Bond-Debenture
   o EQ/GAMCO Small Company Value(5)                            o Lord Abbett Growth and Income
   o EQ/Government Securities(6)                                o Lord Abbett Mid-Cap Value
   o EQ/Intermediate Term Bond(7)                               o MFS(R) Mid Cap Growth
   o EQ/International Growth(8)                                 o MFS(R) New Discovery
   o EQ/Long Term Bond(9)                                       o MFS(R) Total Return
   o EQ/Marsico Focus                                           o MFS(R) Utilities
   o EQ/Money Market                                            o Morgan Stanley UIF Core Plus Fixed Income
   o EQ/Montag & Caldwell Growth(10)                            o Morgan Stanley UIF Emerging Markets Debt
   o EQ/PIMCO Real Return(11)                                   o Morgan Stanley UIF Equity Growth

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

1. Organization and Business (Concluded)

   o Morgan Stanley UIF Value                   o T. Rowe Price Limited-Term Bond
   o Old Mutual Mid-Cap(17)                     o T. Rowe Price New America Growth
   o Old Mutual Select Value(18)                o T. Rowe Price Personal Strategy Balanced
   o Oppenheimer Global Securities              o T. Rowe Price Prime Reserve
   o Oppenheimer Main Street(R)                 o Van Eck Worldwide Bond
   o PIMCO Global Bond (Unhedged)               o Van Eck Worldwide Emerging Markets
   o PIMCO Real Return                          o Van Eck Worldwide Hard Assets
   o PIMCO StocksPLUS Growth and Income         o Van Kampen UIF Emerging Markets Equity
   o T. Rowe Price Equity Income                o Van Kampen UIF Global Value Equity(19)
   o T. Rowe Price International Stock          o Van Kampen UIF U.S. Real Estate(19)

----------

   (1) Formerly known as AIM V.I. Health Services Fund

   (2) Formerly known as EQ/Enterprise Small Company Growth

   (3) Formerly known as EQ/Enterprise Equity Income

   (4) Formerly known as EQ/Enterprise High Yield Bond

   (5) Formerly known as EQ/Enterprise Small Company Value

   (6) Formerly known as EQ/MONY Government Securities

   (7) Formerly known as EQ/MONY Intermediate Term Bond

   (8) Formerly known as EQ/Enterprise International Growth

   (9) Formerly known as EQ/MONY Long Term Bond

   (10) Formerly known as EQ/Enterprise Growth

   (11) Formerly known as EQ/Enterprise Total Return

   (12) Formerly known as EQ/Enterprise Short Duration Bond

   (13) Formerly known as EQ/Enterprise Equity

   (14) Formerly known as EQ/Enterprise Growth and Income

   (15) Formerly known as Janus Aspen Series Flexible Income

   (16) Formerly known as Janus Aspen Series Capital Appreciation

   (17) Formerly known as PBHG Mid-Cap

   (18) Formerly known as PBHG Select Value

   (19) Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Certain reclassifications have been made in the amounts presented in prior periods to conform those periods to current presentation.

   Investments:

   The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Due to and Due From:

   Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (Concluded)

   benefits, as well as amounts transferred among the various funds by contractowners.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

   Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the Policy in each subaccount ("fund value") to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the contractowners. These deductions are treated as contractowner redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2005 aggregated to $183,523,217.

   MONY America receives amounts deducted for mortality and expense at an annual rate of 0.00% to 0.75% of average daily net assets from each subaccount in the Variable Account.

   MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2005, MONY America received $686,069 in aggregate from certain Funds in connection with MONY America Life subaccounts.

   Investment Manager and Advisors:

   EQAT has the right to issue two classes of shares--Class A and Class B. The two classes of shares are identical, with the exception that Class B shares are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Related Party Transactions (Concluded)

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT, and receives fees for performing services in that capacity. As investment manager, AXA Equitable either oversees the activities of the investment advisors to the portfolios of EQAT, or directly manages the portfolios. Fees generally vary depending on net asset levels and range from a low of 0.25% to a high of 1.00% of average daily net assets. AXA Equitable, as investment manager, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   In the fourth quarter of 2005, AXA Financial completed its sale of the Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is the Advest Group's investment advisory firm and served as investment advisor to certain EQAT portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Long Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   Contract Distribution and Principal Underwriter:

   During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life Insurance Policies of the Variable Account. Effective June 6, 2005, subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors, LLC ("AXA Advisors"). Further, AXA Advisors and AXA Distributors, LLC ("Distributors") replaced MONY Securities as distributors of the Variable Life Insurance Policies and principal underwriters of the Variable Account.

   AXA Advisors is an affiliate of MONY and AXA Equitable; Distributors is an affiliate of MONY and an indirect wholly-owned subsidiary of AXA Equitable. They are registered with the U.S. Securities and Exchange Commission as broker-dealers and are members of the National Association of Securities Dealers, Inc. AXA Advisors and Distributors received distribution fees under the rule 12b-1 Plans described above for providing distribution and shareholder services to the Funds. During the period January 1, 2005 through June 5, 2005 MONY Securities received these fees for serving as distributor of the Variable Life Insurance Policies.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2005 were as follows:

                                                                                             Proceeds from
      MONY America Variable Account L Subaccounts:              Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
AIM V.I. Basic Value .......................................          $   222,701             $    36,424
AIM V.I. Financial Services ................................              110,680                  78,291
AIM V.I. Global Health Care ................................              196,482                 101,776
AIM V.I. Mid Cap Core Equity ...............................              215,806                  26,468
AIM V.I. Technology ........................................              122,196                  65,312
Alger American Balanced ....................................            2,043,463               1,139,772
Alger American MidCap Growth ...............................            3,567,486               4,582,129
Dreyfus IP Small Cap Stock Index ...........................            3,223,741               4,849,779
Dreyfus Socially Responsible Growth Fund, Inc. .............              271,079                 300,771
Dreyfus Stock Index Fund, Inc. .............................            8,087,969              11,426,091
Dreyfus VIF Appreciation ...................................              327,727               1,574,233
Dreyfus VIF International Value ............................            2,813,215               6,364,646
Dreyfus VIF Small Company Stock ............................              832,665                 934,062
EQ/Bear Stearns Small Company Growth .......................            2,491,133               2,025,219
EQ/Boston Advisors Equity Income ...........................            3,332,368               1,394,864
EQ/Calvert Socially Responsible ............................              243,006                   8,957
EQ/Capital Guardian Research ...............................            2,613,626                 213,666
EQ/Caywood-Scholl High Yield Bond ..........................            5,077,083               6,621,892
EQ/Enterprise Moderate Allocation ..........................           10,209,806              13,163,691
EQ/GAMCO Small Company Value ...............................           12,444,788              11,757,850
EQ/Government Securities ...................................            3,132,832               3,361,667
EQ/Intermediate Term Bond ..................................            1,981,833               6,696,746
EQ/International Growth ....................................            2,111,209               2,082,248
EQ/Long Term Bond ..........................................            2,066,847               7,096,909
EQ/Marsico Focus ...........................................            9,487,746                 356,920
EQ/Money Market ............................................           47,526,601               8,476,766
EQ/Montag & Caldwell Growth ................................           15,093,792              13,069,226
EQ/PIMCO Real Return .......................................            6,422,422              21,413,905
EQ/Short Duration Bond......................................              104,445                  24,804
EQ/TCW Equity ..............................................            5,768,627               8,561,028
EQ/UBS Growth and Income ...................................            2,271,992               1,856,385
Fidelity VIP Asset Manager .................................              412,706               4,643,447
Fidelity VIP Contrafund(R) .................................           14,943,113              11,151,878
Fidelity VIP Growth ........................................            3,761,047              10,232,926
Fidelity VIP Growth Opportunities ..........................              575,924                 760,353
Fidelity VIP Growth and Income .............................              923,930               8,820,989
Franklin Income Securities .................................              759,696                  64,801
Franklin Rising Dividends Securities .......................              193,159                  43,071
Franklin Zero Coupon 2010 ..................................               51,722                   7,850
Janus Aspen Series Balanced ................................            1,440,978                 902,021
Janus Aspen Series International Growth ....................            4,966,277               2,667,374
Janus Aspen Series Flexible Bond ...........................            4,223,302               1,178,292
Janus Aspen Series Forty ...................................            7,104,002               1,714,039
Janus Aspen Series Mid Cap Growth ..........................            3,860,757               2,628,438
Janus Aspen Series Mid Cap Value ...........................              782,131                 424,818
Janus Aspen Series Worldwide Growth ........................            2,358,221               6,718,541
Lord Abbett Bond-Debenture .................................              350,014                 114,478
Lord Abbett Growth and Income ..............................            1,688,094                 360,582
Lord Abbett Mid-Cap Value ..................................            4,869,798               7,226,215
MFS(R) Mid Cap Growth ......................................              223,942                  86,736

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment Transactions (Concluded)

                                                                                             Proceeds from
    MONY America Variable Account L Subaccounts:                Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
MFS(R) New Discovery .......................................              484,356              1,535,061
MFS(R) Total Return ........................................            1,085,791                977,993
MFS(R) Utilities ...........................................              659,965                230,840
Morgan Stanley UIF Core Plus Fixed Income ..................           15,452,734              6,068,256
Morgan Stanley UIF Emerging Markets Debt ...................              170,932                156,243
Morgan Stanley UIF Equity Growth ...........................              129,695                 51,805
Morgan Stanley UIF Value ...................................           11,682,688              1,877,121
Old Mutual Mid-Cap .........................................              684,351                147,487
Old Mutual Select Value ....................................              208,131                 90,803
Oppenheimer Global Securities ..............................              611,396                103,578
Oppenheimer Main Street(R) .................................              204,484                 39,959
PIMCO Global Bond (Unhedged) ...............................              719,828                436,037
PIMCO Real Return ..........................................            8,205,585              2,246,505
PIMCO StocksPLUS Growth and Income .........................              791,389                208,530
T. Rowe Price Equity Income ................................            6,387,203             26,979,075
T. Rowe Price International Stock ..........................            1,703,296              3,120,109
T. Rowe Price Limited-Term Bond ............................              911,583              1,067,303
T. Rowe Price New America Growth ...........................            6,355,391                165,252
T. Rowe Price Personal Strategy Balanced ...................            1,823,699              1,137,540
T. Rowe Price Prime Reserve ................................            5,667,562              9,599,081
Van Kampen UIF Emerging Markets Equity .....................              229,498                 50,822
Van Kampen UIF Global Value Equity .........................              415,782                190,824
Vank Kampen UIF U.S. Real Estate ...........................            3,699,240              4,635,882
Van Eck Worldwide Bond .....................................              657,454                522,300
Van Eck Worldwide Emerging Markets .........................            3,043,029                736,993
Van Eck Worldwide Hard Assets ..............................            1,498,832                761,257

   ----------

   (1) Includes the cost and proceeds of Morgan Stanley UIF with respect to MONY Corporate Sponsored Variable Universal Life.

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------
 September 9, 2005         Removed Portfolio                   Surviving Portfolio
-----------------------------------------------------------------------------------------------
                           EQ/Enterprise Capital
                           Appreciation                        EQ/Marsico Focus
-----------------------------------------------------------------------------------------------
Shares -- Class B            1,487,570                            726,624
Value -- Class B           $      7.41                        $     15.17
Net assets before merger   $11,022,891                        $       --
Net assets after merger    $       --                         $11,022,891

-----------------------------------------------------------------------------------------------
                           EQ/Enterprise Global Socially
                           Responsive                         EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------
Shares -- Class B               21,958                             31,047
Value -- Class B           $     11.58                        $      8.19
Net assets before merger   $   254,279                        $       --
Net assets after merger    $       --                         $   254,279
-----------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Substitutions/Reorganizations (Concluded)

-----------------------------------------------------------------------------------------------
 September 9, 2005          Removed Portfolio                   Surviving Portfolio
-----------------------------------------------------------------------------------------------
                            EQ/Enterprise Multi-Cap Growth      EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------
Shares -- Class B            1,239,976                           2,053,786
Value -- Class B           $      8.53                         $      5.15
Net assets before merger   $10,576,997                         $50,534,962
Net assets after merger    $       --                          $61,111,959

-----------------------------------------------------------------------------------------------
                            EQ/MONY Diversified                 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------
Shares -- Class A               97,353                              92,387
Value -- Class A           $     11.72                         $     12.35
Net assets before merger   $ 1,140,981                         $       --
Net assets after merger    $       --                          $ 1,140,981
-----------------------------------------------------------------------------------------------


                            EQ/MONY Equity Growth               EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------
Shares -- Class A               48,134                              79,275
Value -- Class A           $     20.34                         $     12.35
Net assets before merger   $   979,043                         $       --
Net assets after merger    $       --                          $   979,043
-----------------------------------------------------------------------------------------------


                            EQ/MONY Equity Income               EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------
Shares -- Class A               40,609                              96,697
Value -- Class B           $       --                          $ 1,564,848
Shares -- Class A          $     15.43                         $      6.48
Value -- Class B           $       --                          $      6.49
Net assets before merger   $   626,595                         $10,155,864
Net assets after merger    $       --                          $10,782,459
-----------------------------------------------------------------------------------------------


                            EQ/MONY Money Market                EQ/Money Market
-----------------------------------------------------------------------------------------------
Shares -- Class A           43,257,705                          43,257,705
Value -- Class A           $         1                         $         1
Net assets before merger   $43,257,705                         $       --
Net assets after merger    $       --                          $43,257,705
-----------------------------------------------------------------------------------------------

   Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of shareholder's units, and did not constitute a taxable event.

   Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.

6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2005 and 2004 are presented respectively in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the years ended December 31, 2003 and prior are presented for each Portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0% to a high of 0.75%.

   Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Contract, and is a percentage or dollar value of the Specified Amount. This charge varies based on a number of factors, including issue age, gender and risk class.

   Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $5 to a high of $31.50.

   Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   Transfer Charge: MLOA does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner.

   Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

   Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   Medical Underwriting Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

   Guaranteed Issue Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis

   Reinstatement Fee: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   Loan interest rate spread: The loan rate spread is the difference between amount of interest charges on loans and the amount of interest credited to amounts held in the loan account to secure the loan. It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

   Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                           At December 31,
                                          -----------------------------------------------------------------------------
                                                                              Unit Value
                                                    Units                      Lowest to
                                                 Outstanding                    Highest                 Net Assets
                                          ----------------------- --------------------------------- -------------------
                                               2005        2004           2005               2004      2005      2004
AIM V.I. Basic Value ...................      40,075      25,703   $        13.39   $        12.71   $   537   $   327
AIM V.I. Financial Services ............      24,885      22,484   12.87 to 12.88   12.15 to 12.21       321       275
AIM V.I. Global Health Care ............      56,716      48,255   11.95 to 12.66   11.09 to 11.70       686       540
AIM V.I. Mid Cap Core Equity ...........      25,675      12,018            13.72            12.79       352       154
AIM V.I. Technology ....................      16,815      11,137    8.98 to 11.70    8.82 to 11.45       166       100
Alger American Balanced ................     310,590     234,698   12.10 to 12.66   11.20 to 11.68     3,860     2,691
Alger American MidCap
Growth .................................     694,811     795,608   13.37 to 14.55   12.22 to 13.25     9,965    10,450
Dreyfus IP Small Cap Stock
Index ..................................     429,609     535,123   14.87 to 15.32   13.87 to 14.34     6,410     7,437
Dreyfus Socially Responsible
Growth Fund, Inc. ......................     199,614     203,340             8.14     7.86 to 7.92     1,483     1,461
Dreyfus Stock Index Fund, Inc. .........   4,991,017   5,287,785    8.79 to 14.82    8.46 to 14.16    63,901    65,313
Dreyfus VIF Appreciation ...............      69,510     156,178            14.70            14.08     1,021     2,199
Dreyfus VIF International Value ........     819,258   1,088,330            14.60            13.05    11,965    14,205
Dreyfus VIF Small Company
Stock ..................................     193,435     210,630            14.82            14.69     2,867     3,093
EQ/Bear Stearns Small
Company Growth .........................   1,135,402   1,115,750   11.13 to 11.98   10.42 to 11.14    16,375    15,085
EQ/Boston Advisors Equity
Income (a) .............................     793,136     640,936   11.86 to 13.80   11.25 to 13.04    10,258     8,021
EQ/Calvert Socially Responsible
(b) (c) ................................      25,267          --            10.43               --       264        --
EQ/Capital Guardian Research
(b) (d) ................................     186,997          --            10.39               --     1,965        --
EQ/Caywood-Scholl High Yield
Bond ...................................     771,737     908,434   16.42 to 20.58   15.98 to 20.19    13,373    15,317
EQ/Enterprise Moderate
Allocation (e) .........................   5,284,500   5,509,579   12.07 to 22.13   11.48 to 21.20    97,622    98,455
EQ/GAMCO Small Company
Value ..................................   2,734,826   2,843,564   26.00 to 39.58   24.92 to 38.22    76,140    77,649
EQ/Government Securities ...............   1,047,706   1,092,052    13.88 to15.49   13.70 to 15.41    13,837    14,401
EQ/Intermediate Term Bond ..............     524,306     881,866   14.50 to 16.41   14.37 to 16.39     7,601    12,739
EQ/International Growth ................   1,214,713   1,215,729   11.12 to 16.17    9.84 to 14.42    16,641    14,930
EQ/Long Term Bond ......................     677,355   1,003,294   16.60 to 21.28   16.11 to 20.81    10,858    15,886
EQ/Marsico Focus (b) (f) ...............   1,088,339          --   10.60 to 10.62               --    11,550        --
EQ/Money Market (b) (g) ................   3,862,670          --   10.09 to 10.11               --    39,050        --
EQ/Montag & Caldwell Growth
(h) ....................................   5,534,304   5,380,978     7.88 to 8.19     7.53 to 7.76    53,947    48,368
EQ/PIMCO Real Return ...................   1,398,700   2,719,913   11.67 to 11.73   11.62 to 11.64    16,406    31,671
EQ/Short Duration Bond..................      19,264      11,608            10.25            10.14       197       118
EQ/TCW Equity ..........................   3,551,201   3,655,546   13.49 to 23.54   12.98 to 22.82    61,940    62,403
EQ/UBS Growth and Income ...............   1,750,657   1,719,600    9.76 to 12.50    9.03 to 11.51    20,591    18,615
Fidelity VIP Asset Manager .............      15,149     423,053            11.08            10.65       168     4,506
Fidelity VIP Contrafund(R) .............   2,355,687   1,993,257   12.48 to 13.67   10.76 to 11.69    32,046    23,289
Fidelity VIP Growth ....................   1,679,319   2,471,765     6.81 to 8.72     6.49 to 8.24    13,539    19,365
Fidelity VIP Growth
Opportunities ..........................     247,950     266,994    8.40 to 10.49     7.71 to 9.70     2,087     2,116
Fidelity VIP Growth and
Income .................................     110,223     926,910            10.36             9.63     1,142     8,922
Franklin Income Securities .............      81,801      28,819            12.93            12.77     1,058       368
Franklin Rising Dividends
Securities .............................      31,384      19,473            12.93            12.55       406       244
Franklin Zero Coupon 2010 ..............       7,726       3,856            10.76            10.66        83        41
Janus Aspen Series Balanced ............     654,547     618,943   11.79 to 12.13   11.01 to 11.28     7,894     6,949
Janus Aspen Series
International Growth ...................     625,261     430,237   12.40 to 16.65    9.37 to 12.67     8,559     4,517
Janus Aspen Series Flexible
Bond ...................................     637,680     472,696   12.05 to 14.28   11.89 to 14.00     8,943     6,496
Janus Aspen Series Forty ...............   2,185,203   1,556,906     8.35 to 8.62     7.45 to 7.64    20,817    13,575
Janus Aspen Series Mid Cap
Growth .................................   2,224,752   2,014,622    6.15 to 10.07     5.47 to 9.03    15,749    12,850
Janus Aspen Series Mid Cap
Value ..................................     170,022     158,728            12.98            11.80     2,207     1,873
Janus Aspen Series Worldwide
Growth .................................   1,851,821   2,478,108     6.15 to 7.72     5.85 to 7.29    14,127    17,958
Lord Abbett Bond-Debenture .............      81,503      68,512            13.70            13.57     1,115       929

                                                               For the period ended December 31,
                                          --------------------------------------------------------------------------------
                                             Investment           Expense Ratio**                Total Return***
                                               Income                Lowest to                      Lowest to
                                               Ratio*                 Highest                        Highest
                                          --------------- -----------------------------   --------------------------------
                                           2005     2004           2005           2004             2005            2004
AIM V.I. Basic Value ...................   0.11%     --%           0.35%          0.35%            5.35%           10.71%
AIM V.I. Financial Services ............   1.49     0.84   0.00 to 0.35   0.00 to 0.35     5.49 to 5.93     8.34 to 8.68
AIM V.I. Global Health Care ............     --       --   0.00 to 0.35   0.00 to 0.35     7.75 to 8.21     7.15 to 7.54
AIM V.I. Mid Cap Core Equity ...........   0.67     0.28           0.35           0.35             7.27            13.39
AIM V.I. Technology ....................     --       --   0.00 to 0.35   0.00 to 0.35     1.81 to 2.18     6.65 to 7.01
Alger American Balanced ................   1.77     1.50   0.00 to 0.35   0.00 to 0.35     8.04 to 8.39     4.19 to 4.57
Alger American MidCap
Growth .................................     --       --   0.00 to 0.35   0.00 to 0.35     9.41 to 9.81   12.63 to 13.05
Dreyfus IP Small Cap Stock
Index ..................................     --     0.42   0.00 to 0.35   0.00 to 0.35     6.83 to 7.21   21.42 to 21.88
Dreyfus Socially Responsible
Growth Fund, Inc. ......................     --     0.42   0.00 to 0.75   0.00 to 0.75     2.78 to 3.56     5.46 to 6.22
Dreyfus Stock Index Fund, Inc. .........   1.61     1.84   0.00 to 0.75   0.00 to 0.75     3.90 to 4.66    9.87 to 10.63
Dreyfus VIF Appreciation ...............   0.02     1.48             --             --             4.40             5.07
Dreyfus VIF International Value ........     --     1.15             --             --            11.88            20.06
Dreyfus VIF Small Company
Stock ..................................     --       --             --             --             0.88            18.56
EQ/Bear Stearns Small
Company Growth .........................   0.13       --   0.00 to 0.75   0.00 to 0.75     6.81 to 7.54   11.56 to 12.53
EQ/Boston Advisors Equity
Income (a) .............................   1.40     2.64   0.35 to 0.75   0.35 to 0.75     5.42 to 5.83   16.94 to 17.48
EQ/Calvert Socially Responsible
(b) (c) ................................     --       --           0.35             --             3.27               --
EQ/Capital Guardian Research
(b) (d) ................................   0.70       --           0.60             --             1.86               --
EQ/Caywood-Scholl High Yield
Bond ...................................   5.30    12.01   0.00 to 0.75   0.00 to 0.75     1.93 to 2.75     8.90 to 9.68
EQ/Enterprise Moderate
Allocation (e) .........................   2.82     2.86   0.00 to 0.75   0.00 to 0.75     4.39 to 5.14     7.72 to 8.61
EQ/GAMCO Small Company
Value ..................................   0.42     0.02   0.00 to 0.75   0.00 to 0.75     3.56 to 4.33   20.00 to 20.91
EQ/Government Securities ...............   3.61     6.00   0.00 to 0.75   0.00 to 0.75     0.52 to 1.31     0.59 to 1.33
EQ/Intermediate Term Bond ..............   3.08     9.75   0.00 to 0.75   0.00 to 0.75     0.12 to 0.90     0.86 to 1.63
EQ/International Growth ................   1.51     1.18   0.00 to 0.75   0.00 to 0.75   12.14 to 13.01     4.49 to 5.24
EQ/Long Term Bond ......................   1.46    10.57   0.00 to 0.75   0.00 to 0.75     2.26 to 3.04     7.16 to 7.90
EQ/Marsico Focus (b) (f) ...............     --       --   0.35 to 0.75             --     5.05 to 5.25               --
EQ/Money Market (b) (g) ................   1.12       --   0.00 to 0.75             --     0.90 to 1.00               --
EQ/Montag & Caldwell Growth
(h) ....................................   0.25     0.42   0.00 to 0.75   0.00 to 0.75     4.65 to 5.54     3.29 to 4.02
EQ/PIMCO Real Return ...................   1.59     2.16   0.00 to 0.35   0.00 to 0.35     0.43 to 0.77     4.40 to 4.77
EQ/Short Duration Bond..................   1.32     3.49           0.35           0.35             1.08             1.30
EQ/TCW Equity ..........................     --       --   0.00 to 0.75   0.00 to 0.75     3.16 to 3.93   12.69 to 13.46
EQ/UBS Growth and Income ...............   0.70     1.74   0.35 to 0.75   0.35 to 0.75     8.08 to 8.60   12.45 to 12.95
Fidelity VIP Asset Manager .............   3.33     3.39             --             --             4.04             5.45
Fidelity VIP Contrafund(R) .............   0.20     0.42   0.00 to 0.75   0.00 to 0.75   15.99 to 16.94   14.47 to 15.51
Fidelity VIP Growth ....................   0.49     0.21   0.00 to 0.75   0.00 to 0.75     4.93 to 5.83     2.53 to 3.39
Fidelity VIP Growth
Opportunities ..........................   0.87     0.44   0.00 to 0.75   0.00 to 0.75     8.14 to 8.95     6.24 to 7.23
Fidelity VIP Growth and
Income .................................   1.76     0.94             --             --             7.58             5.82
Franklin Income Securities .............   3.94     3.02           0.35           0.35             1.25            13.41
Franklin Rising Dividends
Securities .............................   0.89     0.60           0.35           0.35             3.03            10.67
Franklin Zero Coupon 2010 ..............   4.13     4.30           0.35           0.35             0.94             4.10
Janus Aspen Series Balanced ............   2.35     2.36   0.35 to 0.75   0.35 to 0.75     7.08 to 7.54     7.73 to 8.15
Janus Aspen Series
International Growth ...................   1.22     0.95   0.00 to 0.35   0.00 to 0.35   31.41 to 32.34   18.30 to 18.91
Janus Aspen Series Flexible
Bond ...................................   6.09     5.98   0.00 to 0.35   0.00 to 0.35     1.35 to 2.00     3.30 to 3.93
Janus Aspen Series Forty ...............   0.22     0.24   0.00 to 0.75   0.00 to 0.75   12.08 to 12.83   17.32 to 18.27
Janus Aspen Series Mid Cap
Growth .................................     --       --   0.00 to 0.75   0.00 to 0.75   11.52 to 12.43   19.76 to 20.75
Janus Aspen Series Mid Cap
Value ..................................   7.08     2.85             --             --            10.00            17.76
Janus Aspen Series Worldwide
Growth .................................   1.32     1.03   0.00 to 0.75   0.00 to 0.75     5.13 to 5.90     3.91 to 4.74
Lord Abbett Bond-Debenture .............   5.10     6.09           0.35           0.35     0.92 to 0.96             7.44

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                        At December 31,
                                           --------------------------------------------------------------------------------
                                                                           Unit Value
                                                   Units                   Lowest to
                                                Outstanding                  Highest                         Net Assets
                                           ---------------------  --------------------------------      -------------------
                                              2005        2004               2005            2004         2005        2004
Lord Abbett Growth and
Income .................................     420,291     339,967           $12.83           $12.47      $ 5,371     $ 4,222
Lord Abbett Mid-Cap Value ..............   1,036,750   1,267,995   13.95 to 14.71   12.93 to 13.59       15,319      17,307
MFS(R) Mid Cap Growth ..................     109,720      95,199            10.42            10.14        1,143         965
MFS(R) New Discovery ...................      95,636     186,643   11.04 to 11.96   10.52 to 11.36        1,104       2,085
MFS(R) Total Return ....................     359,072     370,807   12.38 to 12.53   12.09 to 12.19        4,522       4,545
MFS(R) Utilities .......................      68,386      42,638   17.08 to 18.87   14.67 to 16.15        1,237         660
Morgan Stanley UIF Core Plus
Fixed Income ...........................   1,047,468     455,247            14.89            14.29       15,599       6,506
Morgan Stanley UIF Emerging
Markets Debt ...........................      27,550      29,344            16.29            14.51          449         426
Morgan Stanley UIF Equity
Growth .................................      40,380      30,654             9.03             7.80          365         239
Morgan Stanley UIF Value ...............     828,996     195,886            15.85            15.16       13,137       2,969
Old Mutual Mid-Cap .....................     171,426     144,472            14.68            13.94        2,509       2,010
Old Mutual Select Value ................      87,721      77,134            10.06             9.66          882         745
Oppenheimer Global Securities ..........      77,121      44,146            17.11            15.05        1,319         664
Oppenheimer Main Street(R) .............      39,930      26,798            13.10            12.43          523         333
PIMCO Global Bond
(Unhedged) .............................     158,504     144,303            14.05            15.10        2,189       2,138
PIMCO Real Return ......................   1,487,306   1,093,720   13.27 to 13.44   13.04 to 13.16       20,103      14,511
PIMCO StocksPLUS Growth
and Income .............................     295,358     252,393            12.65            12.27        3,676       3,047
T. Rowe Price Equity Income ............   1,837,906   3,324,758            15.76            15.17       28,969      50,427
T. Rowe Price International Stock ......     510,976     639,953            12.65            10.90        6,463       6,976
T. Rowe Price Limited-Term
Bond ...................................     248,283     269,254            13.48            13.25        3,347       3,567
T. Rowe Price New America
Growth .................................     635,903      52,660            11.22            10.74        7,132         565
T. Rowe Price Personal Strategy
Balanced ...............................     177,937     135,955            16.05            15.08        2,855       2,050
T. Rowe Price Prime Reserve ............     487,305     831,624            12.22            11.89        5,954       9,885
Van Kampen UIF Emerging
Markets Equity .........................      40,180      29,486            21.64            16.23          862         478
Van Kampen UIF Global Value
Equity .................................     115,994      99,064   12.26 to 13.01   11.58 to 12.34        1,452       1,172
Vank Kampen UIF U.S. Real
Estate .................................     329,316     388,638   19.67 to 20.07   16.87 to 17.15        6,820       6,810
Van Eck Worldwide Bond .................      40,113      33,995            15.07            15.54          604         528
Van Eck Worldwide Emerging
Markets ................................     297,777      77,227            13.19             9.99        3,927         772
Van Eck Worldwide Hard
Assets .................................      78,517      43,129            26.44            17.43        2,076         752


                                                               For the period ended December 31,
                                    ---------------------------------------------------------------------------------------
                                         Investment              Expense Ratio**                 Total Return***
                                           Income                   Lowest to                       Lowest to
                                           Ratio*                    Highest                         Highest
                                    -------------------  -----------------------------  -----------------------------------
                                      2005       2004              2005           2004             2005             2004
Lord Abbett Growth and
Income ............................   1.08%      1.05%             0.35%          0.35%    2.89 to 2.90%           12.34%
Lord Abbett Mid-Cap Value .........   0.37       0.34      0.00 to 0.35   0.00 to 0.35     7.89 to 8.24    23.61 to 24.00
MFS(R) Mid Cap Growth .............     --         --              0.35           0.35     2.76 to 2.78             14.19
MFS(R) New Discovery ..............     --         --      0.00 to 0.35   0.00 to 0.35     4.94 to 5.28      6.16 to 6.57
MFS(R) Total Return ...............   1.96       1.56      0.00 to 0.35   0.00 to 0.35     2.40 to 2.79    10.92 to 11.32
MFS(R) Utilities ..................   0.55       1.23      0.00 to 0.35   0.00 to 0.35   16.43 to 16.84    29.71 to 30.24
Morgan Stanley UIF Core Plus
Fixed Income ......................   5.33       3.66              0.00           0.00             4.20              4.38
Morgan Stanley UIF Emerging
Markets Debt ......................   8.20       7.44              0/00           0.00            12.27             10.01
Morgan Stanley UIF Equity
Growth ............................   0.48       0.16              0.00           0.00            15.77              7.73
Morgan Stanley UIF Value ..........   0.80       0.98              0.00           0.00             4.55             17.88
Old Mutual Mid-Cap ................     --         --              0.35           0.35             5.31             18.44
Old Mutual Select Value ...........   2.02       2.33              0.35           0.35             4.14              2.44
Oppenheimer Global Securities......   0.68       0.68              0.35           0.35            13.69             18.50
Oppenheimer Main Street(R) ........   1.03       0.37              0.35           0.35             5.39              8.75
PIMCO Global Bond
(Unhedged) ........................   2.52       1.87              0.35           0.35           (6.95)             10.22
PIMCO Real Return .................   2.83       1.03      0.00 to 0.35   0.00 to 0.35    1.76 to 2.13       8.49 to 8.85
PIMCO StocksPLUS Growth
and Income ........................   2.46       1.83              0.35           0.35             3.10             10.43
T. Rowe Price Equity Income .......   1.39       1.59              0.00           0.00             3.89             14.92
T. Rowe Price International Stock .   1.69       1.41              0.00           0.00            16.06             13.78
T. Rowe Price Limited-Term
Bond ..............................   3.56       3.23              0.00           0.00             1.74              1.15
T. Rowe Price New America
Growth ............................     --       0.06              0.00           0.00             4.47             10.95
T. Rowe Price Personal Strategy
Balanced ..........................   1.86       2.11              0.00           0.00             6.43             12.79
T. Rowe Price Prime Reserve .......   2.75       0.91              0.00           0.00             2.78              0.93
Van Kampen UIF Emerging
Markets Equity ....................   0.40       0.68              0.35           0.35            33.33             22.68
Van Kampen UIF Global Value
Equity ............................   1.02       0.80      0.00 to 0.35   0.00 to 0.35     5.43 to 5.87    13.21 to 13.53
Vank Kampen UIF U.S. Real
Estate ............................   1.35       1.67      0.00 to 0.35   0.00 to 0.35   16.60 to 17.03    35.94 to 36.44
Van Eck Worldwide Bond ............   5.22       3.30              0.00           0.00           (3.02)              9.13
Van Eck Worldwide Emerging
Markets ...........................   0.28       0.35              0.00           0.00            32.03             25.82
Van Eck Worldwide Hard
Assets ............................   0.23       0.07              0.00           0.00            51.69             23.97

-----------------------------

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2005 or from the commencement of operations of the Subaccount.

   (a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.

   (b)   Units were made available for sale on September 9, 2005.

   (c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

   (d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Income and EQ/MONY Diversified on September 9, 2005.

   (e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

   (f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

   (g)   EQ/Money Market was substituted EQ/MONY Money Market on September 9,
         2005.

   (h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                      At December 31, 2003
                                                        -------------------------------------------
                                                                         Unit Value
                                                            Units         Lowest to      Net Assets
                                                         Outstanding       Highest         (000's)
                                                        -------------  --------------    ----------
AIM V.I. Basic Value Fund--Series I (2) ..............       6,699     $        11.48    $      77
AIM V.I. Financial Services Portfolio ................      18,331     11.18 to 11.63          207
AIM V.I. Health Sciences Portfolio ...................      34,790     10.35 to 10.48          360
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......       2,230              11.28           25
AIM V.I. Telecommunications Portfolio ................       8,071               8.27           67
Alger American Balanced Portfolio--Class O ...........     117,113     10.81 to 11.17        1,281
Alger American Mid Cap Growth Portfolio--Class O .....     335,882     11.66 to 11.72        3,891
Dreyfus VIF Appreciation Portfolio--Initial Class ....     184,652              13.40        2,475
Dreyfus VIF International Value Portfolio--Initial
Class ................................................     952,275              10.87       10,356
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................     137,572              12.39        1,705
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................     188,914       7.40 to 7.51        1,281
Dreyfus Stock Index Portfolio--Initial Class .........   5,001,432      7.70 to 12.80       56,019
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................     578,422              11.38        6,585
EQ/Enterprise Equity Portfolio .......................   3,471,131     11.44 to 20.25       53,938
EQ/Enterprise Equity Income Portfolio ................     483,918      9.62 to 10.58        5,196
EQ/Enterprise Growth & Income Portfolio ..............   1,650,380       8.03 to 9.63       15,792
EQ/Enterprise Growth Portfolio (1) ...................   5,141,422       7.29 to 7.46       44,320
EQ/Enterprise High-Yield Portfolio ...................     824,954     14.57 to 18.54       12,821
EQ/Enterprise International Growth Portfolio (1a) ....   1,217,982      9.35 to 13.80       14,420
EQ/Enterprise Managed Portfolio (1b) .................   5,582,384     10.57 to 19.68       93,884
EQ/Enterprise Short Duration Bond Portfolio (2) ......       1,631              10.01           16
EQ/Enterprise Small Company Growth Portfolio .........   1,028,975       9.34 to 9.90       12,486
EQ/Enterprise Small Company Value Portfolio ..........   2,626,059     20.61 to 31.85       61,739
EQ/Enterprise Total Return Portfolio .................   2,465,907     11.11 to 11.23       27,407
EQ/MONY Government Securities Portfolio ..............   1,017,068     13.52 to 15.32       13,325
EQ/MONY Intermediate Term Bond Portfolio .............     905,065     14.14 to 16.25       12,885
EQ/MONY Long Term Bond Portfolio .....................   1,050,699     14.93 to 19.42       15,597
Fidelity VIP Growth Portfolio ........................   2,446,972       6.33 to 7.97       18,576
Fidelity VIP II Asset Manager Portfolio--Initial Class     501,397              10.10        5,064
Fidelity VIP II ContraFund Portfolio .................   2,072,043      9.40 to 10.12       21,055
Fidelity VIP III Growth Opportunities Portfolio ......     226,164       7.17 to 9.13        1,660
Fidelity VIP III Growth & Income Portfolio ...........   1,055,112               9.10        9,600
Franklin Income Securities Fund--Class 2 (2) .........       6,209              11.26           70
Franklin Rising Dividends Securities Fund--Class 2 (2)       3,284              11.34           37
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........       1,165              10.24           12
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................   1,846,474       4.53 to 7.54        9,780
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................     587,636     10.22 to 10.24        6,102
Janus Aspen Series Capital Appreciation Portfolio ....   1,583,967      6.35 to 10.68       11,566
Janus Aspen Series Flexible Income
Portfolio ............................................     482,552     11.50 to 13.47        6,422
Janus Aspen Series International Growth
Portfolio ............................................     329,721      7.88 to 10.74        2,871
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................     221,896              10.02        2,223
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................   2,439,132       5.63 to 6.96       16,866
Lord Abbett Bond-Debenture Portfolio--Class VC .......      44,844     12.11 to 12.63          566
Lord Abbett Growth & Income Portfolio--Class VC ......     216,248     10.45 to 11.11        2,391
Lord Abbett Mid-Cap Value Portfolio--Class VC ........     849,049     10.96 to 11.68        9,358
MFS Mid-Cap Growth Portfolio--Initial Class ..........      70,482       8.82 to 8.88          626
MFS New Discovery Portfolio--Initial Class ...........      68,220      9.93 to 10.66          701
MFS Total Return Portfolio--Initial Class ............     199,135     10.95 to 11.15        2,203

                                                                 For the period ended December 31, 2003
                                                          ----------------------------------------------------
                                                          Investment     Expense Ratio**      Total Return***
                                                            Income          Lowest to            Lowest to
                                                            Ratio*           Highest               Highest
                                                          ---------      ---------------     ----------------
AIM V.I. Basic Value Fund--Series I (2) ..............      0.16(+)%               0.35(+)%             14.80%
AIM V.I. Financial Services Portfolio ................      0.72           0.00 to 0.35        29.08 to 29.55
AIM V.I. Health Sciences Portfolio ...................      0.00                   0.35        27.31 to 27.34
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......      0.00                   0.35(+)              12.80
AIM V.I. Telecommunications Portfolio ................      0.00                   0.35                 33.82
Alger American Balanced Portfolio--Class O ...........      2.05           0.00 to 0.35        18.66 to 19.08
Alger American Mid Cap Growth Portfolio--Class O .....      0.00           0.00 to 0.35        47.41 to 47.79
Dreyfus VIF Appreciation Portfolio--Initial Class ....      1.39                   0.00                 21.16
Dreyfus VIF International Value Portfolio--Initial
Class ................................................      1.28                   0.00                 36.22
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................      0.12                   0.00                 42.91
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................      0.13           0.00 to 0.75        24.96 to 26.06
Dreyfus Stock Index Portfolio--Initial Class .........      1.50           0.00 to 0.75        27.27 to 28.39
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................      0.22                   0.00                 37.77
EQ/Enterprise Equity Portfolio .......................      0.00           0.0 to  0.75        51.80 to 52.94
EQ/Enterprise Equity Income Portfolio ................      1.52           0.35 to 0.75        25.75 to 26.25
EQ/Enterprise Growth & Income Portfolio ..............      1.05           0.35 to 0.75        26.66 to 27.04
EQ/Enterprise Growth Portfolio (1) ...................      0.44            0.0 to 0.75        16.27 to 17.11
EQ/Enterprise High-Yield Portfolio ...................      2.52           0.00 to 0.75        21.73 to 22.64
EQ/Enterprise International Growth Portfolio (1a) ....      0.50          0.00 to  0.75        29.94 to 30.95
EQ/Enterprise Managed Portfolio (1b) .................      1.18           0.00 to 0.75        20.00 to 20.94
EQ/Enterprise Short Duration Bond Portfolio (2) ......      5.27(+)                0.35(+)               0.10
EQ/Enterprise Small Company Growth Portfolio .........      0.00          0.00 to  0.75        22.25 to 23.13
EQ/Enterprise Small Company Value Portfolio ..........      0.11           0.00 to 0.75        36.40 to 37.40
EQ/Enterprise Total Return Portfolio .................      2.58           0.00 to 0.35          5.35 to 5.61
EQ/MONY Government Securities Portfolio ..............      2.86           0.00 to 0.75          0.99 to 1.73
EQ/MONY Intermediate Term Bond Portfolio .............      4.75           0.00 to 0.75          2.52 to 3.29
EQ/MONY Long Term Bond Portfolio .....................      5.94           0.00 to 0.75          4.02 to 4.85
Fidelity VIP Growth Portfolio ........................      0.20           0.00 to 0.75        31.88 to 32.83
Fidelity VIP II Asset Manager Portfolio--Initial Class      3.47                   0.00                 17.99
Fidelity VIP II ContraFund Portfolio .................      0.38           0.00 to 0.75        27.37 to 28.43
Fidelity VIP III Growth Opportunities Portfolio ......      0.59           0.00 to 0.75        28.59 to 29.78
Fidelity VIP III Growth & Income Portfolio ...........      1.13                   0.00                 23.81
Franklin Income Securities Fund--Class 2 (2) .........      0.00                   0.35(+)              12.60
Franklin Rising Dividends Securities Fund--Class 2 (2)      0.00                   0.35(+)              13.40
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........      0.00                   0.35(+)               2.40
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................      0.00           0.00 to 0.75        34.16 to 35.22
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................      2.31           0.35 to 0.75        13.18 to 13.65
Janus Aspen Series Capital Appreciation Portfolio ....      0.48           0.00 to 0.75        19.59 to 20.52
Janus Aspen Series Flexible Income
Portfolio ............................................      3.86           0.00 to 0.35          5.89 to 6.40
Janus Aspen Series International Growth
Portfolio ............................................      1.19           0.00 to 0.35        34.04 to 34.93
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................      0.13                   0.00                 41.33
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................      1.11           0.00 to 0.75        23.19 to 24.06
Lord Abbett Bond-Debenture Portfolio--Class VC .......      5.97                   0.35        17.57 to 17.60
Lord Abbett Growth & Income Portfolio--Class VC ......      1.03                   0.35        30.55 to 30.63
Lord Abbett Mid-Cap Value Portfolio--Class VC ........      0.68           0.00 to 0.35        24.39 to 24.83
MFS Mid-Cap Growth Portfolio--Initial Class ..........      0.00                   0.35        36.41 to 36.53
MFS New Discovery Portfolio--Initial Class ...........      0.00           0.00 to 0.35        33.11 to 33.58
MFS Total Return Portfolio--Initial Class ............      1.75           0.00 to 0.35        15.90 to 16.37

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                                At December 31, 2003
                                                                      -------------------------------------------
                                                                                      Unit Value
                                                                         Units         Lowest to       Net Assets
                                                                      Outstanding       Highest          (000's)
                                                                      -----------   ---------------    ---------
MFS Utilities Portfolio--Initial Class ..............................     23,364    $11.80 to 12.40    $   279
Oppenheimer Global Securities Portfolio--Service
Class (5) ...........................................................     12,049              12.70         153
Oppenheimer Main Street Portfolio--Service
Class (6) ...........................................................      5,971              11.43          68
PBHG Mid-Cap Portfolio ..............................................    120,195     11.26 to 11.77       1,411
PBHG Select Value Portfolio .........................................     58,250       9.16 to 9.43         549
PIMCO Global Bond Portfolio--Administrative
Class ...............................................................    110,224     12.48 to 13.70       1,480
PIMCO Real Return Portfolio--Administrative Class ...................    768,764     12.09 to 12.59       9,378
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class ................................................    187,318     10.93 to 11.11       2,048
T. Rowe Price Equity Income Portfolio ...............................  3,659,651              13.20      48,301
T. Rowe Price International Stock Portfolio .........................    438,989               9.58       4,206
T. Rowe Price Limited Term Bond Portfolio ...........................    120,716              13.10       1,582
T. Rowe Price New America Growth Portfolio ..........................     56,169               9.68         544
T. Rowe Price Personal Strategy Balanced Portfolio ..................    109,239              13.37       1,460
T. Rowe Price Prime Reserve Portfolio ...............................    389,214              11.78       4,586
UIF Equity Growth Portfolio--Class I ................................     25,976               7.24         188
UIF Emerging Markets Equity Portfolio--Class I ......................     24,414     12.45 to 13.23         322
UIF Emerging Markets Debt Portfolio--Class I ........................     17,443              13.19         230
UIF Core Plus Fixed Income Portfolio--Class I .......................    451,827              13.69       6,187
UIF Global Value Equity Portfolio--Class I ..........................     24,703     10.20 to 10.90         270
UIF U.S. Real Estate Portfolio-- Class I ............................    197,879     12.57 to 13.65       2,558
UIF Value Portfolio--Class I ........................................     63,788              12.86         820
Van Eck Hard Assets Fund ............................................      6,303              14.06          89
Van Eck WorldWide Bond Fund .........................................      8,246              14.24         117
Van Eck WorldWide Emerging Markets Fund .............................     19,859               7.94         158

                                                                             For the period ended December 31, 2003
                                                                       --------------------------------------------------
                                                                        Investment   Expense Ratio**      Total Return***
                                                                          Income       Lowest to             Lowest to
                                                                           Ratio*        Highest              Highest
                                                                        ----------   ----------------    ----------------
MFS Utilities Portfolio--Initial Class ...............................     1.59%       0.00 to 0.35%       35.48 to 35.82%
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................................     0.00                0.35(+)             27.00
Oppenheimer Main Street Portfolio--Service
Class (6) ............................................................     0.00                0.35(+)             14.30
PBHG Mid-Cap Portfolio ...............................................     0.00                0.35       33.89 to 33.90
PBHG Select Value Portfolio ..........................................     3.03                0.35       17.88 to 17.89
PIMCO Global Bond Portfolio--Administrative
Class ................................................................     2.05                0.35       13.97 to 13.98
PIMCO Real Return Portfolio--Administrative Class ....................     2.46        0.00 to 0.35         8.53 to 8.92
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .................................................     2.48                0.35       29.94 to 29.96
T. Rowe Price Equity Income Portfolio ................................     1.75                0.00                25.48
T. Rowe Price International Stock Portfolio ..........................     1.53                0.00                30.52
T. Rowe Price Limited Term Bond Portfolio ............................     3.76                0.00                 4.22
T. Rowe Price New America Growth Portfolio ...........................     0.00                0.00                35.01
T. Rowe Price Personal Strategy Balanced Portfolio ...................     2.26                0.00                24.84
T. Rowe Price Prime Reserve Portfolio ................................     0.66                0.00                 0.68
UIF Equity Growth Portfolio--Class I .................................     0.00                0.00                24.83
UIF Emerging Markets Equity Portfolio--Class I .......................     0.00                0.35       49.10 to 49.15
UIF Emerging Markets Debt Portfolio--Class I .........................     0.00                0.00                27.93
UIF Core Plus Fixed Income Portfolio--Class I ........................     0.06                0.00                 4.58
UIF Global Value Equity Portfolio--Class I ...........................     0.00        0.00 to 0.35       28.54 to 28.95
UIF U.S. Real Estate Portfolio-- Class I .............................     0.00        0.00 to 0.35       37.05 to 37.53
UIF Value Portfolio--Class I .........................................     0.00                0.00                34.10
Van Eck Hard Assets Fund .............................................     0.94                0.00                45.10
Van Eck WorldWide Bond Fund ..........................................     1.70                0.00                18.17
Van Eck WorldWide Emerging Markets Fund ..............................     0.11                0.00                54.17

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the subaccount.

   (+)   Annualized.

   (1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

   (1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

   (1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

   (2) For the period July 7, 2003 (commencement of operations) through December 31, 2003.

   (3) For the period July 2, 2003 (commencement of operations) through December 31, 2003.

   (4) For the period August 12, 2003 (commencement of operations) through December 31, 2003.

   (5) For the period June 23, 2003 (commencement of operations) through December 31, 2003.

   (6) For the period June 27, 2003 (commencement of operations) through December 31, 2003.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                          At December 31, 2002
                                                 ---------------------------------------
                                                                             Net Assets
Strategist Subaccounts                               Units     Unit Values     (000's)
----------------------                           ------------ ------------- ------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......      4,272     $  31.57      $    135
EQ/MONY Long Term Bond Subaccount ..............      1,535        42.42            65
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount .................    405,627         6.05         2,452
Dreyfus Socially Responsible Growth
Subaccount .....................................      7,289         6.01            44
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................  1,891,577        13.34        25,234
EQ/Enterprise Small Company Value
Subaccount .....................................  1,208,111        23.35        28,203
EQ/Enterprise Managed Subaccount ...............  4,135,667        16.40        67,799
EQ/Enterprise International Growth
Subaccount .....................................    699,800        10.62         7,431
EQ/Enterprise High Yield Bond Subaccount .......    327,973        15.23         4,997
EQ/Enterprise Growth Subaccount ................    443,237         6.27         2,781
EQ/Enterprise Growth and Income Subaccount .....    325,532         6.34         2,064
EQ/Enterprise Equity Income Subaccount .........     36,583         7.65           280
EQ/Enterprise Small Company Growth
Subaccount .....................................     59,047         7.64           451
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......     94,178        15.85         1,493
EQ/MONY Long Term Bond Subaccount ..............    144,221        18.67         2,693
EQ/MONY Government Securities Subaccount .......    153,243        15.17         2,325
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ...................    259,734         7.38         1,916
VIP Growth Subaccount ..........................    371,491         4.80         1,785
VIP III Growth Opportunities Subaccount ........     16,051         7.10           114
Janus Aspen Series
Aggressive Growth Subaccount ...................     23,481         5.62           132
Balanced Subaccount ............................     42,762         9.03           386
Capital Appreciation Subaccount ................    512,348         5.31         2,720
Worldwide Growth Subaccount ....................    597,638         4.57         2,732

                                                                       For the period ended December 31, 2002
                                                                   ----------------------------------------------
                                                                   Investment
                                                                     Income
Strategist Subaccounts                                                Ratio*     Expense Ratio**   Total Return***
----------------------                                             ----------    ---------------   ---------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       3.95%           0.60%            8.71%
EQ/MONY Long Term Bond Subaccount ..............................       4.56            0.60            13.36
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount .................................       1.32            0.75            (22.93)
Dreyfus Socially Responsible Growth
Subaccount .....................................................       0.27            0.75            (29.46)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................................       0.00            0.75            (29.97)
EQ/Enterprise Small Company Value
Subaccount .....................................................       0.36            0.75            (9.92)
EQ/Enterprise Managed Subaccount ...............................       0.93            0.75            (21.76)
EQ/Enterprise International Growth
Subaccount .....................................................       0.66            0.75            (20.09)
EQ/Enterprise High Yield Bond Subaccount .......................       8.67            0.75             0.73
EQ/Enterprise Growth Subaccount ................................       0.40            0.75            (23.91)
EQ/Enterprise Growth and Income Subaccount .....................       1.19            0.75            (26.54)
EQ/Enterprise Equity Income Subaccount .........................       1.48            0.75            (15.47)
EQ/Enterprise Small Company Growth
Subaccount .....................................................       0.00            0.75            (24.58)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       2.92            0.75             8.49
EQ/MONY Long Term Bond Subaccount ..............................       4.24            0.75            13.22
EQ/MONY Government Securities Subaccount .......................       2.57            0.75             5.79
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ...................................       0.68            0.75            (10.11)
VIP Growth Subaccount ..........................................       0.14            0.75            (30.84)
VIP III Growth Opportunities Subaccount ........................       0.09            0.75            (22.49)
Janus Aspen Series
Aggressive Growth Subaccount ...................................       0.00            0.75            (28.50)
Balanced Subaccount ............................................       3.12            0.75            (7.10)
Capital Appreciation Subaccount ................................       0.57            0.75            (16.25)
Worldwide Growth Subaccount ....................................       0.92            0.75            (26.05)

-----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                           At December 31, 2001
                                                  ---------------------------------------
                                                                              Net Assets
Strategist Subaccounts                                Units     Unit Values     (000's)
----------------------                            ------------ ------------- ------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......      4,569     $  29.04      $    133
EQ/MONY Long Term Bond Subaccount ...............      1,495        37.42            56
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount ..................    437,449         7.85         3,433
Dreyfus Socially Responsible Growth
Subaccount (4) ..................................      4,617         8.52            39
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................  1,924,485        19.05        36,654
EQ/Enterprise Small Company Value
Subaccount ......................................  1,233,590        25.92        31,971
EQ/Enterprise Managed Subaccount ................  4,331,427        20.96        90,806
EQ/Enterprise International Growth
Subaccount ......................................    697,861        13.29         9,272
EQ/Enterprise High Yield Bond Subaccount ........    301,483        15.12         4,558
EQ/Enterprise Growth Subaccount .................    354,433         8.24         2,920
EQ/Enterprise Growth and Income Subaccount ......    292,641         8.63         2,525
EQ/Enterprise Equity Income Subaccount (1) ......     10,033         9.05            91
EQ/Enterprise Small Company Growth
Subaccount (2) ..................................     11,867        10.13           120
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......     52,904        14.61           773
EQ/MONY Long Term Bond Subaccount ...............    129,500        16.49         2,136
EQ/MONY Government Securities Subaccount ........     84,169        14.34         1,207
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ....................    223,575         8.21         1,835
VIP Growth Subaccount ...........................    352,343         6.94         2,444
VIP III Growth Opportunities Subaccount (3) .....      1,294         9.16            12
Janus Aspen Series
Aggressive Growth Subaccount (5) ................     18,896         7.86           148
Balanced Subaccount (6) .........................     12,732         9.72           124
Capital Appreciation Subaccount .................    554,001         6.34         3,515
Worldwide Growth Subaccount .....................    585,745         6.18         3,623

                                                                     For the period ended December 31, 2001
                                                                 -----------------------------------------------
                                                                 Investment
                                                                   Income
Strategist Subaccounts                                             Ratio*       Expense Ratio**   Total Return***
----------------------                                           ----------     ---------------   ----------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................     5.40%             0.60%            7.88%
EQ/MONY Long Term Bond Subaccount .............................     5.21              0.60             5.68
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount ................................     1.13              0.75            (12.87)
Dreyfus Socially Responsible Growth
Subaccount(4) .................................................     0.14(+)           0.75(+)         (14.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ...............................     0.00              0.75            (19.42)
EQ/Enterprise Small Company Value
Subaccount ....................................................     0.25              0.75             4.43
EQ/Enterprise Managed Subaccount ..............................     2.15              0.75            (11.86)
EQ/Enterprise International Growth
Subaccount ....................................................     0.66              0.75            (28.36)
EQ/Enterprise High Yield Bond Subaccount ......................     8.85              0.75             5.07
EQ/Enterprise Growth Subaccount ...............................     0.47              0.75            (13.17)
EQ/Enterprise Growth and Income Subaccount ....................     0.94              0.75            (12.56)
EQ/Enterprise Equity Income Subaccount(1) .....................     2.13(+)           0.75(+)         (9.50)
EQ/Enterprise Small Company Growth
Subaccount(2) .................................................     0.00(+)           0.75(+)          1.30
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................     4.66              0.75             7.74
EQ/MONY Long Term Bond Subaccount .............................     4.67              0.75             5.50
EQ/MONY Government Securities Subaccount ......................     4.27              0.75             5.75
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ..................................     0.69              0.75            (13.03)
VIP Growth Subaccount .........................................     0.00              0.75            (18.35)
VIP III Growth Opportunities Subaccount(3) ....................     0.00(+)           0.75(+)         (8.40)
Janus Aspen Series
Aggressive Growth Subaccount(5) ...............................     0.00(+)           0.75(+)         (21.40)
Balanced Subaccount(6) ........................................     4.61(+)           0.75(+)         (2.80)
Capital Appreciation Subaccount ...............................     1.28              0.75            (22.40)
Worldwide Growth Subaccount ...................................     0.50              0.75            (23.13)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period June 6, 2001(commencement of operations) through December 31, 2001.

   (2) For the period May 5, 2001(commencement of operations) through December 31, 2001.

   (3) For the period June 12, 2001(commencement of operations) through December 31, 2001.

   (4) For the period June 8, 2001(commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (5) For the period May 4, 2001(commencement of operations) through December 31, 2001.

   (6) For the period May 15, 2001(commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                                      At December 31, 2002
                                                                         -------------------------------------------
                                                                                                         Net Assets
MONY Custom Estate Master Subaccounts                                       Units      Unit Values         (000's)
-------------------------------------                                     --------     -----------      ------------
Alger American Fund
MidCap Growth Subaccount(2) .....................................              892        $ 7.91          $    7
Dreyfus
Dreyfus Stock Index Subaccount ..................................          125,137          6.55             820
Dreyfus Socially Responsible Growth
Subaccount ......................................................            7,887          5.15              41
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................................          122,785          6.21             762
EQ/Enterprise Small Company Value
Subaccount ......................................................           87,482         11.85           1,037
EQ/Enterprise Managed Subaccount ................................          167,850          7.67           1,288
EQ/Enterprise International Growth
Subaccount ......................................................           40,098          6.57             263
EQ/Enterprise High Yield Bond Subaccount ........................           43,159         10.68             461
EQ/Enterprise Growth Subaccount .................................          377,484          7.64           2,883
EQ/Enterprise Growth and Income Subaccount ......................          153,750          7.72           1,187
EQ/Enterprise Small Company Growth
Subaccount ......................................................           53,474         11.50             615
EQ/Enterprise Equity Income Subaccount ..........................           82,263          8.47             697
EQ/Enterprise Total Return Subaccount(1) ........................            3,873         10.57              41
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......................           30,069         12.78             384
EQ/MONY Long Term Bond Subaccount ...............................           36,149         13.09             473
EQ/MONY Government Securities Subaccount ........................           27,158         12.41             337
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...........................................           60,954          5.63             343
VIP II Contrafund Subaccount ....................................           40,733          7.77             316
VIP III Growth Opportunities Subaccount .........................           10,220          5.66              58
Janus Aspen Series
Aggressive Growth Subaccount ....................................           93,463          3.40             318
Balanced Subaccount .............................................           52,935          9.01             477
Capital Appreciation Subaccount .................................           56,385          6.68             376
Worldwide Growth Subaccount .....................................           88,956          5.57             495
Lord Abbett Series Fund
Growth and Income Subaccount(2) .................................            3,229          8.51              27
Mid-Cap Value Subaccount(3) .....................................            5,072          8.61              44
PIMCO Variable Insurance Trust
Global Bond Subaccount(4) .......................................            1,421         10.95              16
Real Return Bond Subaccount(2) ..................................           14,071         11.08             156
Universal Institutional Funds, Inc. .............................
U.S. Real Estate Subaccount(4) ..................................            1,656          9.06              15

                                                                     For the period ended December 31, 2002
                                                                 ----------------------------------------------
                                                                 Investment
                                                                   Income
MONY Custom Estate Master Subaccounts                               Ratio*     Expense Ratio**    Total Return***
-------------------------------------                            ----------    ---------------    ----------------
Alger American Fund
MidCap Growth Subaccount(2) ...................................      0.00%            0.35%(+)       (20.90) %
Dreyfus
Dreyfus Stock Index Subaccount ................................      1.42             0.35           (22.67)
Dreyfus Socially Responsible Growth
Subaccount ....................................................      0.28             0.35           (29.26)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ...............................      0.00             0.35           (29.67)
EQ/Enterprise Small Company Value
Subaccount ....................................................      0.38             0.35           (9.61)
EQ/Enterprise Managed Subaccount ..............................      0.97             0.35           (21.49)
EQ/Enterprise International Growth
Subaccount ....................................................      0.69             0.35           (19.78)
EQ/Enterprise High Yield Bond Subaccount ......................      8.67             0.35            1.14
EQ/Enterprise Growth Subaccount ...............................      0.41             0.35           (23.52)
EQ/Enterprise Growth and Income Subaccount ....................      1.17             0.35           (26.27)
EQ/Enterprise Small Company Growth
Subaccount ....................................................      0.00             0.35           (24.24)
EQ/Enterprise Equity Income Subaccount ........................      1.20             0.35           (15.13)
EQ/Enterprise Total Return Subaccount(1) ......................      3.31(+)          0.35(+)         5.70
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................      3.70             0.35            8.95
EQ/MONY Long Term Bond Subaccount .............................      4.04             0.35           13.63
EQ/MONY Government Securities Subaccount ......................      2.95             0.35            6.25
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .........................................      0.14             0.35           (30.41)
VIP II Contrafund Subaccount ..................................      0.69             0.35           (9.76)
VIP III Growth Opportunities Subaccount .......................      0.85             0.35           (22.15)
Janus Aspen Series
Aggressive Growth Subaccount ..................................      0.00             0.35           (28.27)
Balanced Subaccount ...........................................      2.62             0.35           (6.73)
Capital Appreciation Subaccount ...............................      0.61             0.35           (15.87)
Worldwide Growth Subaccount ...................................      0.95             0.35           (25.73)
Lord Abbett Series Fund
Growth and Income Subaccount(2) ...............................      1.43(+)          0.35(+)        (14.90)
Mid-Cap Value Subaccount(3) ...................................      1.42(+)          0.35(+)        (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount(4) .....................................      2.65(+)          0.35(+)         9.50
Real Return Bond Subaccount(2) ................................      3.91(+)          0.35(+)        10.80
Universal Institutional Funds, Inc. ...........................
U.S. Real Estate Subaccount(4) ................................      8.73(+)          0.35(+)        (9.40)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (+)   Annualized

   (1) For the period June 28, 2002(commencement of operations) through December 31, 2002.

   (2) For the period June 3, 2002(commencement of operations) through December 31, 2002.

   (3) For the period May 2, 2002(commencement of operations) through December 31, 2002.

   (4) For the period June 24, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                           At December 31, 2001
                                                 --------------------------------------
                                                                            Net Assets
MONY Custom Estate Master Subaccounts              Units    Unit Values      (000's)
------------------------------------------------ --------- -------------   ------------
Dreyfus
Dreyfus Stock Index Subaccount .................   96,211     $  8.47       $   815
Dreyfus Socially Responsible Growth
Subaccount .....................................    5,786        7.28            42
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................   85,310        8.83           753
EQ/Enterprise Small Company Value
Subaccount .....................................   71,640       13.11           939
EQ/Enterprise Managed Subaccount ...............  133,735        9.77         1,307
EQ/Enterprise International Growth
Subaccount .....................................   31,108        8.19           255
EQ/Enterprise High Yield Bond Subaccount .......   33,604       10.56           355
EQ/Enterprise Growth Subaccount ................  293,534        9.99         2,932
EQ/Enterprise Growth and Income Subaccount .....  132,155       10.47         1,383
EQ/Enterprise Small Company Growth
Subaccount .....................................   46,743       15.18           710
EQ/Enterprise Equity Income Subaccount .........   74,868        9.98           747
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......   23,432       11.73           275
EQ/MONY Long Term Bond Subaccount ..............   27,875       11.52           321
EQ/MONY Government Securities Subaccount .......   19,126       11.68           223
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................   55,001        8.09           445
VIP II Contrafund Subaccount ...................   38,388        8.61           330
VIP III Growth Opportunities Subaccount ........    8,809        7.27            64
Janus Aspen Series
Aggressive Growth Subaccount ...................   68,394        4.74           324
Balanced Subaccount ............................   39,425        9.66           381
Capital Appreciation Subaccount ................   44,723        7.94           355
Worldwide Growth Subaccount ....................   78,108        7.50           586

                                                                        For the period ended December 31, 2001
                                                                    ----------------------------------------------
                                                                    Investment
                                                                       Income
MONY Custom Estate Master Subaccounts                                  Ratio*    Expense Ratio**   Total Return***
-------------------------------------                               ----------- ----------------- ----------------
Dreyfus
Dreyfus Stock Index Subaccount .....................................    1.28%         0.35%            (12.50)%
Dreyfus Socially Responsible Growth
Subaccount .........................................................    0.08          0.35             (22.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ....................................    0.00          0.35             (19.07)
EQ/Enterprise Small Company Value
Subaccount .........................................................    0.27          0.35              4.88
EQ/Enterprise Managed Subaccount ...................................    2.30          0.35             (11.50)
EQ/Enterprise International Growth
Subaccount .........................................................    0.33          0.35             (28.03)
EQ/Enterprise High Yield Bond Subaccount ...........................    8.85          0.35              5.60
EQ/Enterprise Growth Subaccount ....................................    0.49          0.35             (12.83)
EQ/Enterprise Growth and Income Subaccount .........................    0.91          0.35             (12.16)
EQ/Enterprise Small Company Growth
Subaccount .........................................................    1.69          0.35             (4.17)
EQ/Enterprise Equity Income Subaccount .............................    1.07          0.35             (11.05)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........................    4.28          0.35              8.11
EQ/MONY Long Term Bond Subaccount ..................................    4.45          0.35              5.98
EQ/MONY Government Securities Subaccount ...........................    3.46          0.35              6.18
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................................    0.00          0.35             (18.03)
VIP II Contrafund Subaccount .......................................    0.36          0.35             (12.68)
VIP III Growth Opportunities Subaccount ............................    0.17          0.35             (14.77)
Janus Aspen Series
Aggressive Growth Subaccount .......................................    0.00          0.35             (39.69)
Balanced Subaccount ................................................    3.27          0.35             (5.01)
Capital Appreciation Subaccount ....................................    1.41          0.35             (22.00)
Worldwide Growth Subaccount ........................................    0.65          0.35             (22.76)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                                     At December 31, 2002
                                                                         -----------------------------------------
                                                                                                        Net Assets
MONY Custom Equity Master Subaccounts                                       Units      Unit Values        (000's)
-------------------------------------                                    ----------    -----------      ----------
Alger American
MidCap Growth Subaccount(2) .....................................           13,796        $ 7.66        $   106
Dreyfus
Dreyfus Stock Index Subaccount ..................................          970,710          6.59          6,396
Dreyfus Socially Responsible Growth
Subaccount ......................................................          138,847          5.35            742
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................................        1,107,623          6.27          6,945
EQ/Enterprise Small Company Value
Subaccount ......................................................          828,456         12.55         10,397
EQ/Enterprise Managed Subaccount ................................        1,095,521          7.78          8,520
EQ/Enterprise International Growth
Subaccount ......................................................          366,129          6.99          2,560
EQ/Enterprise High Yield Bond Subaccount ........................          255,620         10.74          2,744
EQ/Enterprise Growth Subaccount .................................        2,441,538          7.85         19,169
EQ/Enterprise Growth and Income Subaccount ......................          929,986          7.84          7,294
EQ/Enterprise Small Company Growth
Subaccount ......................................................          416,895         11.82          4,926
EQ/Enterprise Equity Income Subaccount ..........................          255,927          8.65          2,214
EQ/Enterprise Total Return Subaccount(1) ........................           20,184         10.59            214
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......................          147,956         12.69          1,878
EQ/MONY Long Term Bond Subaccount ...............................          272,785         12.73          3,472
EQ/MONY Government Securities Subaccount ........................          241,339         12.37          2,984
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...........................................          599,095          5.77          3,456
VIP II Contrafund Subaccount ....................................          499,846          8.35          4,175
VIP III Growth Opportunities Subaccount .........................          155,326          5.55            861
Janus Aspen Series
Aggressive Growth Subaccount ....................................        1,147,470          4.11          4,710
Balanced Subaccount .............................................          412,432          9.17          3,784
Capital Appreciation Subaccount .................................          483,765          7.05          3,409
Worldwide Growth Subaccount .....................................          774,371          6.32          4,897
Lord Abbett Series Fund
Growth and Income Subaccount(2) .................................           19,938          8.46            169
Mid Cap Value Subaccount(3) .....................................           32,852          8.61            283
PIMCO Variable Insurance Trust
Global Bond Subaccount(2) .......................................           35,103         11.55            405
Real Return Subaccount(1) .......................................           51,459         11.25            579
Universal Institutional Funds, Inc. .............................
U.S. Real Estate Subaccount(2) ..................................           22,105          9.14            202

                                                                         For the period ended December 31, 2002
                                                                     ----------------------------------------------
                                                                     Investment
                                                                       Income
MONY Custom Equity Master Subaccounts                                   Ratio*    Expense Ratio**   Total Return***
-------------------------------------                                ----------   ---------------   ---------------
Alger American
MidCap Growth Subaccount(2) ....................................       0.00%(+)        0.35%(+)        (23.40)%
Dreyfus
Dreyfus Stock Index Subaccount .................................       1.40            0.35            (22.65)
Dreyfus Socially Responsible Growth
Subaccount .....................................................       0.24            0.35            (29.14)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................................       0.00            0.35            (29.63)
EQ/Enterprise Small Company Value
Subaccount .....................................................       0.39            0.35            (9.58)
EQ/Enterprise Managed Subaccount ...............................       0.96            0.35            (21.41)
EQ/Enterprise International Growth
Subaccount .....................................................       0.68            0.35            (19.75)
EQ/Enterprise High Yield Bond Subaccount .......................       8.66            0.35             1.23
EQ/Enterprise Growth Subaccount ................................       0.40            0.35            (23.56)
EQ/Enterprise Growth and Income Subaccount .....................       1.22            0.35            (26.25)
EQ/Enterprise Small Company Growth
Subaccount .....................................................       0.00            0.35            (24.23)
EQ/Enterprise Equity Income Subaccount .........................       1.27            0.35            (15.03)
EQ/Enterprise Total Return Subaccount(1) .......................       3.39(+)         0.35(+)          5.90
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       3.68            0.35             8.93
EQ/MONY Long Term Bond Subaccount ..............................       4.20            0.35            13.66
EQ/MONY Government Securities Subaccount .......................       2.72            0.35             6.27
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................................       0.13            0.35            (30.40)
VIP II Contrafund Subaccount ...................................       0.64            0.35            (9.73)
VIP III Growth Opportunities Subaccount ........................       0.86            0.35            (22.16)
Janus Aspen Series
Aggressive Growth Subaccount ...................................       0.00            0.35            (28.15)
Balanced Subaccount ............................................       2.64            0.35            (6.81)
Capital Appreciation Subaccount ................................       0.59            0.35            (15.97)
Worldwide Growth Subaccount ....................................       0.99            0.35            (25.82)
Lord Abbett Series Fund
Growth and Income Subaccount(2) ................................       1.98(+)         0.35(+)         (15.40)
Mid Cap Value Subaccount(3) ....................................       1.77(+)         0.35(+)         (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount(2) ......................................       2.69(+)         0.35(+)         15.50
Real Return Subaccount(1) ......................................       3.99(+)         0.35(+)         12.50
Universal Institutional Funds, Inc. ............................
U.S. Real Estate Subaccount(2) .................................       9.10(+)         0.35(+)         (8.60)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (+)   Annualized

   (1) For the period May 8, 2002(commencement of operations) through December 31, 2002.

   (2) For the period May 6, 2002(commencement of operations) through December 31, 2002.

   (3) For the period May 2, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2001:

                                                          At December 31, 2001
                                                 ---------------------------------------
                                                                             Net Assets
MONY Custom Equity Master Subaccounts                Units     Unit Values    (000's)
------------------------------------------------ ------------ ------------- ------------
Dreyfus
Dreyfus Stock Index Subaccount .................    726,355      $  8.52       $ 6,187
Dreyfus Socially Responsible Growth
Subaccount .....................................    110,913         7.55           837
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................    887,133         8.91         7,909
EQ/Enterprise Small Company Value
Subaccount .....................................    641,682        13.88         8,905
EQ/Enterprise Managed Subaccount ...............    941,722         9.90         9,327
EQ/Enterprise International Growth
Subaccount .....................................    309,095         8.71         2,693
EQ/Enterprise High Yield Bond Subaccount .......    206,143        10.61         2,188
EQ/Enterprise Growth Subaccount ................  2,036,137        10.27        20,907
EQ/Enterprise Growth and Income Subaccount .....    758,620        10.63         8,064
EQ/Enterprise Small Company Growth
Subaccount .....................................    338,648        15.60         5,285
EQ/Enterprise Equity Income Subaccount .........    208,347        10.18         2,122
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......    119,810        11.65         1,396
EQ/MONY Long Term Bond Subaccount ..............    209,209        11.20         2,343
EQ/MONY Government Securities Subaccount .......    146,574        11.64         1,707
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................    447,940         8.29         3,715
VIP II Contrafund Subaccount ...................    389,954         9.25         3,609
VIP III Growth Opportunities Subaccount ........    132,217         7.13           942
Janus Aspen Series
Aggressive Growth Subaccount ...................    850,465         5.72         4,862
Balanced Subaccount ............................    308,589         9.84         3,037
Capital Appreciation Subaccount ................    414,025         8.39         3,472
Worldwide Growth Subaccount ....................    573,563         8.52         4,886

                                                           For the period ended December 31, 2001
                                                     -------------------------------------------------
                                                     Investment
                                                       Income
MONY Custom Equity Master Subaccounts                  Ratio*        Expense Ratio**   Total Return***
-------------------------------------                ----------      ---------------   ---------------
Dreyfus
Dreyfus Stock Index Subaccount ...........              1.23%              0.35%          (12.44)%
Dreyfus Socially Responsible Growth
Subaccount ...............................              0.08               0.35           (22.88)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ..........              0.00               0.35           (19.15)
EQ/Enterprise Small Company Value
Subaccount ...............................              0.27               0.35            4.91
EQ/Enterprise Managed Subaccount .........              2.25               0.35           (11.53)
EQ/Enterprise International Growth
Subaccount ...............................              0.73               0.35           (28.08)
EQ/Enterprise High Yield Bond Subaccount .              8.84               0.35            5.47
EQ/Enterprise Growth Subaccount ..........              0.48               0.35           (12.89)
EQ/Enterprise Growth and Income Subaccount              0.93               0.35           (12.15)
EQ/Enterprise Small Company Growth
Subaccount ...............................              0.00               0.35           (4.18)
EQ/Enterprise Equity Income Subaccount ...              1.15               0.35           (11.09)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount               4.26               0.35            8.17
EQ/MONY Long Term Bond Subaccount ........              3.73               0.35            5.96
EQ/MONY Government Securities Subaccount .              3.44               0.35            6.20
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ....................              0.00               0.35           (18.08)
VIP II Contrafund Subaccount .............              0.51               0.35           (12.74)
VIP III Growth Opportunities Subaccount ..              0.19               0.35           (14.71)
Janus Aspen Series
Aggressive Growth Subaccount .............              0.00               0.35           (39.66)
Balanced Subaccount ......................              3.22               0.35           (5.02)
Capital Appreciation Subaccount ..........              1.38               0.35           (21.95)
Worldwide Growth Subaccount ..............              0.58               0.35           (22.76)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the year ended December 31, 2002:

                                                                      At December 31, 2002
                                                             ---------------------------------------
                                                                                         Net Assets
Corporate Sponsored Variable Universal Life Subaccounts          Units     Unit Values    (000's)
-------------------------------------------------------      ------------ ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(7) ......................             238       $ 8.63       $     2
Alger American
Balanced Growth Subaccount(6) .........................          21,775         9.38           204
Mid Cap Growth Subaccount(5) ..........................          18,916         7.93           150
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................         222,947        11.06         2,466
Small Company Stock Subaccount ........................         149,793         8.67         1,299
Dreyfus
Dreyfus Stock Index Subaccount ........................       3,479,330         9.97        34,688
Dreyfus Socially Responsible Growth Subaccount ........           5,880         5.87            35
Dreyfus Small Cap Stock Index(3) ......................         386,651         8.26         3,192
Dreyfus Variable Investment Fund
International Value Subaccount(2) .....................         714,957         7.98         5,702
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................         211,781         7.48         1,584
EQ/Enterprise Small Company Value Subaccount ..........         139,108        15.00         2,086
EQ/Enterprise Managed Subaccount ......................          18,587         8.74           162
EQ/Enterprise International Growth Subaccount .........          22,157         7.14           158
EQ/Enterprise High Yield Bond Subaccount ..............         146,427        11.88         1,735
EQ/Enterprise Small Company Growth Subaccount .........         200,919         8.04         1,616
EQ/Enterprise Growth Subaccount .......................         909,094         6.37         5,793
EQ/Enterprise Total Return Subaccount(1) ..............       1,259,424        10.52        13,244
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............         605,565        13.69         8,291
EQ/MONY Long Term Bond Subaccount .....................         331,338        14.24         4,720
EQ/MONY Government Securities Subaccount ..............         298,278        13.29         3,965
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................         955,720         6.00         5,737
VIP II Contrafund Subaccount ..........................         659,215         7.88         5,194
VIP III Growth Opportunities Subaccount ...............          23,212         5.54           129
VIP II Asset Manager Subaccount .......................         489,855         8.56         4,194
VIP III Growth and Income Subaccount ..................         954,152         7.35         7,014
Janus Aspen Series
Aggressive Growth Subaccount ..........................         424,887         3.35         1,425
Flexible Income Subaccount ............................         858,596        12.66        10,868
International Growth Subaccount .......................         205,780         5.84         1,202
Worldwide Growth Subaccount ...........................       1,033,150         5.61         5,801
Capital Appreciation Subaccount .......................         249,646         5.36         1,339
Strategic Value Subaccount ............................         183,715         7.09         1,303
Lord Abbett Series
Mid-Cap Value Subaccount(2) ...........................         367,490         8.78         3,228
MFS Variable Insurance Trust
New Discovery Series Subaccount(6) ....................           5,912         7.98            47
Total Return Series Subaccount(8) .....................           7,749         9.41            73
Utilities Series Subaccount(9) ........................              67         9.13             1
PIMCO Variable Insurance Trust
Real Return Subaccount(1) .............................         129,337        11.10         1,436

                                                                  For the period ended
                                                                    December 31, 2002
                                                             -----------------------------
                                                               Investment
                                                                 Income
Corporate Sponsored Variable Universal Life Subaccounts          Ratio*     Total Return**
-------------------------------------------------------      ------------- ---------------
AIM Variable Insurance Funds
Financial Services Subaccount(7) ......................         7.54%(+)       (13.70) %
Alger American
Balanced Growth Subaccount(6) .........................         0.00(+)        (6.20)
Mid Cap Growth Subaccount(5) ..........................         0.00(+)        (20.70)
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................         0.96           (16.72)
Small Company Stock Subaccount ........................         0.28           (19.72)
Dreyfus
Dreyfus Stock Index Subaccount ........................         1.34           (22.35)
Dreyfus Socially Responsible Growth Subaccount ........         0.06           (28.93)
Dreyfus Small Cap Stock Index(3) ......................         0.39(+)        (17.40)
Dreyfus Variable Investment Fund
International Value Subaccount(2) .....................         2.18(+)        (20.20)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................         0.00           (29.37)
EQ/Enterprise Small Company Value Subaccount ..........         0.41           (9.26)
EQ/Enterprise Managed Subaccount ......................         1.09           (21.19)
EQ/Enterprise International Growth Subaccount .........         0.83           (19.41)
EQ/Enterprise High Yield Bond Subaccount ..............         8.65            1.54
EQ/Enterprise Small Company Growth Subaccount .........         0.00           (24.08)
EQ/Enterprise Growth Subaccount .......................         0.74           (23.25)
EQ/Enterprise Total Return Subaccount(1) ..............         2.79(+)         5.20
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............         3.68            9.35
EQ/MONY Long Term Bond Subaccount .....................         7.14           14.01
EQ/MONY Government Securities Subaccount ..............         2.76            6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................         0.10           (30.15)
VIP II Contrafund Subaccount ..........................         0.85           (9.32)
VIP III Growth Opportunities Subaccount ...............         1.17           (21.86)
VIP II Asset Manager Subaccount .......................         4.16           (8.74)
VIP III Growth and Income Subaccount ..................         1.40           (16.67)
Janus Aspen Series
Aggressive Growth Subaccount ..........................         0.00           (27.96)
Flexible Income Subaccount ............................         4.79           10.47
International Growth Subaccount .......................         0.91           (25.61)
Worldwide Growth Subaccount ...........................         0.89           (25.60)
Capital Appreciation Subaccount .......................         0.58           (15.72)
Strategic Value Subaccount ............................         0.00           (23.43)
Lord Abbett Series
Mid-Cap Value Subaccount(2) ...........................         1.43(+)        (12.20)
MFS Variable Insurance Trust
New Discovery Series Subaccount(6) ....................         0.00(+)        (20.20)
Total Return Series Subaccount(8) .....................         0.00(+)        (5.90)
Utilities Series Subaccount(9) ........................         0.00(+)        (8.70)
PIMCO Variable Insurance Trust
Real Return Subaccount(1) .............................         4.06(+)        11.00

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                      At December 31, 2002
                                                             --------------------------------------
                                                                                        Net Assets
Corporate Sponsored Variable Universal Life Subaccounts         Units    Unit Values      (000's)
-------------------------------------------------------     ----------   ------------  ------------
T. Rowe Price
Equity Income Bond Subaccount ..........................    3,174,874       $10.52       $33,389
Prime Reserve Subaccount ...............................      193,185        11.70         2,261
International Stock Subaccount .........................      259,035         7.34         1,901
Limited Term Bond Subaccount ...........................       78,307        12.57           984
New America Growth Subaccount ..........................       61,408         7.17           440
Personal Strategy Balanced Subaccount ..................      101,724        10.71         1,090
The Universal Institutional Funds, Inc. ................
Equity Growth Subaccount ...............................       28,046         5.80           163
Core Plus Fixed Income Subaccount ......................      450,614        13.09         5,896
Value Subaccount .......................................       27,092         9.59           260
Emerging Markets Debt Subaccount(4) ....................       14,020        10.31           145
Global Value Equity Subaccount(5) ......................        1,650         7.91            13
Real Estate Subaccount(6) ..............................       81,262         9.14           743
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount .................................       16,454         9.69           159
Worldwide Bond Subaccount ..............................        8,281        12.05           100
Worldwide Emerging Markets Subaccount ..................       13,490         5.15            69

                                                              For the period ended December
                                                                        31, 2002
                                                             -------------------------------
                                                                Investment
                                                                  Income
Corporate Sponsored Variable Universal Life Subaccounts           Ratio*      Total Return**
-------------------------------------------------------      --------------- ---------------
T. Rowe Price
Equity Income Bond Subaccount .........................         2.39%           (13.13)%
Prime Reserve Subaccount ..............................         1.37             1.47
International Stock Subaccount ........................         1.18            (18.26)
Limited Term Bond Subaccount ..........................         4.51             5.45
New America Growth Subaccount .........................         0.00            (28.30)
Personal Strategy Balanced Subaccount .................         2.40            (7.83)
The Universal Institutional Funds, Inc. ...............
Equity Growth Subaccount ..............................         0.10            (27.86)
Core Plus Fixed Income Subaccount .....................         3.89             7.38
Value Subaccount ......................................         1.10            (22.16)
Emerging Markets Debt Subaccount(4) ...................        21.52(+)          3.10
Global Value Equity Subaccount(5) .....................         9.09(+)         (20.90)
Real Estate Subaccount(6) .............................        11.14(+)         (8.60)
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ................................         0.41            (2.81)
Worldwide Bond Subaccount .............................         0.00            21.72
Worldwide Emerging Markets Subaccount .................         0.21            (2.83)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

   (+)   Annualized

   (1) For the period July 26, 2002(commencement of operations) through December 31, 2002.

   (2) For the period July 15, 2002(commencement of operations) through December 31, 2002.

   (3) For the period August 16, 2002(commencement of operations) through December 31, 2002.

   (4) For the period August 8, 2002(commencement of operations) through December 31, 2002.

   (5) For the period September 13, 2002(commencement of operations) through December 31, 2002.

   (6) For the period August 5, 2002(commencement of operations) through December 31, 2002.

   (7) For the period November 26, 2002(commencement of operations) through December 31, 2002.

   (8) For the period September 3, 2002(commencement of operations) through December 31, 2002.

   (9) For the period October 8, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2001:

                                                                                            At December 31, 2001
                                                                              -------------------------------------------
                                                                                                              Net Assets
Corporate Sponsored Variable Universal Life Subaccounts                           Units      Unit Values       (000's)
-------------------------------------------------------                       ------------  -------------    ------------
Dreyfus Variable Investment Fund
Appreciation Subaccount ..................................................       162,699      $  13.28         $2,161
Small Company Stock Subaccount ...........................................        84,950         10.80            917
Dreyfus
Dreyfus Stock Index Subaccount ...........................................     3,736,835         12.84         47,986
Dreyfus Socially Responsible Growth Subaccount ...........................        29,198          8.26            241
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ..........................................       341,080         10.59          3,613
EQ/Enterprise Small Company Value Subaccount .............................        73,925         16.53          1,222
EQ/Enterprise Managed Subaccount .........................................        16,988         11.09            188
EQ/Enterprise International Growth Subaccount ............................        15,232          8.86            135
EQ/Enterprise High Yield Bond Subaccount .................................     2,336,577         11.70         27,344
EQ/Enterprise Small Company Growth Subaccount ............................        55,453         10.59            587
EQ/Enterprise Growth Subaccount ..........................................        29,036          8.30            241
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ................................       329,727         12.52          4,129
EQ/MONY Long Term Bond Subaccount ........................................     2,621,046         12.49         32,732
EQ/MONY Government Securities Subaccount .................................       252,208         12.47          3,146
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ....................................................       152,490          8.59          1,310
VIP II Contrafund Subaccount .............................................       540,827          8.69          4,701
VIP III Growth Opportunities Subaccount ..................................        27,752          7.09            197
VIP II Asset Manager Subaccount ..........................................       549,214          9.38          5,152
VIP III Growth and Income Subaccount .....................................     1,108,899          8.82          9,776
Janus Aspen Series
Aggressive Growth Subaccount .............................................       373,628          4.65          1,739
Flexible Income Subaccount ...............................................       559,685         11.46          6,413
International Growth Subaccount ..........................................       164,542          7.85          1,291
Worldwide Growth Subaccount ..............................................     1,087,638          7.54          8,197
Capital Appreciation Subaccount ..........................................       199,382          6.36          1,268
Strategic Value Subaccount ...............................................           369          9.26              3
T. Rowe Price
Equity Income Subaccount .................................................       367,716         12.11          4,451
Prime Reserve Subaccount .................................................        26,335         11.53            304
International Stock Subaccount ...........................................       183,999          8.98          1,653
Limited Term Subaccount ..................................................         2,760         11.92             33
New America Growth Subaccount ............................................        76,446         10.00            764
Personal Strategy Balanced Subaccount ....................................       138,027         11.62          1,604
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .................................................        52,593          8.04            423
Fixed Income Subaccount ..................................................       397,278         12.19          4,844
Value Subaccount .........................................................        13,722         12.32            169
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...................................................         3,747          9.97             37
Worldwide Bond Subaccount ................................................         7,936          9.90             79
Worldwide Emerging Markets Subaccount ....................................        20,273          5.30            107

                                                               For the year ended
                                                                December 31, 2001
                                                           ---------------------------
                                                            Investment
                                                             Income
Corporate Sponsored Variable Universal Life Subaccounts       Ratio*    Total Return**
-------------------------------------------------------    ----------- ---------------
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................       0.80%       (9.66) %
Small Company Stock Subaccount ........................       0.08        (1.55)
Dreyfus
Dreyfus Stock Index Subaccount ........................       1.15        (12.18)
Dreyfus Socially Responsible Growth Subaccount ........       0.08        (22.59)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................       0.00        (18.85)
EQ/Enterprise Small Company Value Subaccount ..........       0.24         5.35
EQ/Enterprise Managed Subaccount ......................       1.64        (11.21)
EQ/Enterprise International Growth Subaccount .........       0.62        (27.79)
EQ/Enterprise High Yield Bond Subaccount ..............       8.87         5.88
EQ/Enterprise Small Company Growth Subaccount .........       1.75        (3.82)
EQ/Enterprise Growth Subaccount .......................       0.27        (12.63)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............       7.16         8.49
EQ/MONY Long Term Bond Subaccount .....................       5.01         6.30
EQ/MONY Government Securities Subaccount ..............       4.61         6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................       0.06        (17.64)
VIP II Contrafund Subaccount ..........................       0.62        (12.31)
VIP III Growth Opportunities Subaccount ...............       0.27        (14.37)
VIP II Asset Manager Subaccount .......................       2.41        (4.09)
VIP III Growth and Income Subaccount ..................       1.36        (8.70)
Janus Aspen Series
Aggressive Growth Subaccount ..........................       0.00        (39.53)
Flexible Income Subaccount ............................       5.58         7.81
International Growth Subaccount .......................       0.67        (23.19)
Worldwide Growth Subaccount ...........................       0.73        (22.43)
Capital Appreciation Subaccount .......................       1.38        (21.68)
Strategic Value Subaccount ............................       0.23        (7.86)
T. Rowe Price
Equity Income Subaccount ..............................       1.65         1.51
Prime Reserve Subaccount ..............................       3.86         3.97
International Stock Subaccount ........................       1.78        (22.25)
Limited Term Subaccount ...............................       5.38         8.46
New America Growth Subaccount .........................       0.00        (11.82)
Personal Strategy Balanced Subaccount .................       3.13        (2.35)
The Universal Institutional Funds, Inc. ...............
Equity Growth Subaccount ..............................       0.13        (15.10)
Fixed Income Subaccount ...............................       4.53         9.33
Value Subaccount ......................................       1.63         2.07
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ................................       0.89        (10.34)
Worldwide Bond Subaccount .............................       4.51        (5.17)
Worldwide Emerging Markets Subaccount .................       0.00        (1.85)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                        At December 31, 2002
                                                 ------------------------------------
                                                                            Net Assets
MONY Survivorship Variable Universal Life          Units    Unit Values    (000's)
-----------------------------------------        --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(6) ..........          859       $ 9.01       $ 8
Health Sciences Subaccount(2) .............            8         8.23         0
Alger American Fund
Balanced Subaccount(1) ....................        1,271         9.06        12
Mid Cap Growth Subaccount(2) ..............          697         7.37         5
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(3) .          787         8.38         7
EQ/Enterprise Growth and Income
Subaccount(4) .............................        5,383         7.58        41
EQ/Enterprise Growth Subaccount(3) ........       10,335         7.86        81
EQ/Enterprise Managed Subaccount(5) .......        6,231         8.10        50
EQ/Enterprise Small Company Growth
Subaccount(3) .............................        1,909         7.96        15
EQ/Enterprise Small Company Value
Subaccount(3) .............................        9,750         9.10        89
EQ/Enterprise Total Return Subaccount(2) ..        1,688        10.60        18
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(4) .............................        4,985        10.55        53
EQ/MONY Long Term Bond Subaccount(9) ......        3,276        11.38        37
Janus Aspen Series
Capital Appreciation Subaccount(7) ........        4,248         8.91        38
Flexible Income Subaccount(8) .............        1,313        10.86        14
International Growth Subaccount(3) ........        5,936         7.99        47
Lord Abbett Series Funds
Bond Debenture Subaccount(8) ..............          625        10.30         6
Growth and Income Subaccount(4) ...........        5,939         8.00        48
Mid Cap Value Subaccount(2) ...............          810         8.42         7
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(1) ..............        1,556         6.46        10
New Discovery Subaccount(1) ...............          549         7.44         4
Total Return Subaccount(1) ................        1,311         9.40        12
Utilities Subaccount(2) ...................          690         8.35         6
PBHG Insurance
Mid-Cap Value Subaccount(11) ..............        3,496         8.41        29
Select Value Subaccount(1) ................          718         7.77         6
PIMCO Variable Insurance Trust
Global Bond Subaccount(1) .................        1,773        12.02        21
Real Return Subaccount(1) .................        5,550        11.54        64
Stocks Plus Growth and Income Subaccount(7)        2,831         8.55        24
The Universal Institutional Funds, Inc. ...
Emerging Markets Equity Subaccount(10) ....          395         8.35         3
U.S. Real Estate Subaccount(8) ............        1,128         9.28        10

                                                     For the period ended December 31, 2002
                                                 ----------------------------------------------
                                                 Investment
                                                  Income
MONY Survivorship Variable Universal Life          Ratio*     Expense Ratio**   Total Return***
-----------------------------------------        ----------   ---------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount(6) ..........       1.49%(+)         0.35%(+)         (9.90) %
Health Sciences Subaccount(2) .............       0.00(+)          0.35(+)          (17.70)
Alger American Fund
Balanced Subaccount(1) ....................       0.98(+)          0.35(+)          (9.40)
Mid Cap Growth Subaccount(2) ..............       0.00             0.35(+)          (26.30)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(3) .       2.02(+)          0.35(+)          (16.20)
EQ/Enterprise Growth and Income
Subaccount(4) .............................       1.63(+)          0.35(+)          (24.20)
EQ/Enterprise Growth Subaccount(3) ........       0.47(+)          0.35(+)          (21.40)
EQ/Enterprise Managed Subaccount(5) .......       1.54(+)          0.35(+)          (19.00)
EQ/Enterprise Small Company Growth
Subaccount(3) .............................       0.00(+)          0.35(+)          (20.40)
EQ/Enterprise Small Company Value
Subaccount(3) .............................       0.38(+)          0.35(+)          (9.00)
EQ/Enterprise Total Return Subaccount(2) ..       3.52(+)          0.35(+)           6.00
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(4) .............................       0.15(+)          0.35(+)           5.50
EQ/MONY Long Term Bond Subaccount(9) ......       0.00             0.35(+)          13.80
Janus Aspen Series
Capital Appreciation Subaccount(7) ........       0.38(+)          0.35(+)          (10.90)
Flexible Income Subaccount(8) .............       5.45(+)          0.35(+)           8.60
International Growth Subaccount(3) ........       1.07(+)          0.35(+)          (20.10)
Lord Abbett Series Funds
Bond Debenture Subaccount(8) ..............       4.10(+)          0.35(+)           3.00
Growth and Income Subaccount(4) ...........       1.65(+)          0.35(+)          (20.00)
Mid Cap Value Subaccount(2) ...............       1.48(+)          0.35(+)          (15.80)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(1) ..............       0.00             0.35(+)          (35.40)
New Discovery Subaccount(1) ...............       0.00             0.35(+)          (25.60)
Total Return Subaccount(1) ................       0.84(+)          0.35(+)          (6.00)
Utilities Subaccount(2) ...................       0.64(+)          0.35(+)          (16.50)
PBHG Insurance
Mid-Cap Value Subaccount(11) ..............       0.00             0.35(+)          (15.90)
Select Value Subaccount(1) ................       1.75(+)          0.35(+)          (22.30)
PIMCO Variable Insurance Trust
Global Bond Subaccount(1) .................       2.69(+)          0.35(+)          20.20
Real Return Subaccount(1) .................       4.10(+)          0.35(+)          15.40
Stocks Plus Growth and Income Subaccount(7)       3.75(+)          0.35(+)          (14.50)
The Universal Institutional Funds, Inc. ...
Emerging Markets Equity Subaccount(10) ....       0.00             0.35(+)          (16.50)
U.S. Real Estate Subaccount(8) ............       9.65(+)          0.35(+)          (7.20)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period February 26, 2002(commencement of operations) through December 31, 2002.

   (2) For the period April 12, 2002(commencement of operations) through December 31, 2002.

   (3) For the period February 25, 2002(commencement of operations) through December 31, 2002.

   (4) For the period March 1, 2002(commencement of operations) through December 31, 2002.

   (5) For the period April 3, 2002(commencement of operations) through December 31, 2002.

   (6) For the period June 25, 2002(commencement of operations) through December 31, 2002.

   (7) For the period May 10, 2002(commencement of operations) through December 31, 2002.

   (8) For the period May 16, 2002(commencement of operations) through December 31, 2002.

   (9) For the period April 4, 2002(commencement of operations) through December 31, 2002.

   (10) For the period June 7, 2002(commencement of operations) through December 31, 2002.

   (11) For the period May 6, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For   a unit outstanding throughout the period ended December 31, 2002:

                                                          At December 31, 2002
                                                  ------------------------------------
                                                                           Net Assets
MONY Variable Universal Life                        Units    Unit Values    (000's)
----------------------------                      --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(3) ...........         7,222     $ 8.73       $   63
Health Sciences Subaccount(3) ..............        14,402       8.13          117
Telecommunications Subaccount(1) ...........         4,150       6.18           26
Alger American Fund
Balanced Subaccount(1) .....................        32,154       9.11          293
Mid Cap Subaccount(1) ......................        25,451       7.83          199
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(1) ..        19,719       8.80          173
EQ/Enterprise Growth and Income
Subaccount(2) ..............................        70,132       8.02          562
EQ/Enterprise Growth Subaccount(2) .........       144,475       8.04        1,161
EQ/Enterprise Managed Subaccount(2) ........        51,947       8.42          438
EQ/Enterprise Small Company Growth
Subaccount(2) ..............................        74,685       8.00          598
EQ/Enterprise Small Company Value Subaccount
(2) ........................................       138,327       9.46        1,309
EQ/Enterprise Total Return Subaccount(1) ...        46,324      10.66          494
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(1) ..............................        81,889      10.55          864
EQ/MONY Long Term Bond Subaccount(1) .......        39,385      11.24          443
Janus Aspen Series
Capital Appreciation Subaccount(2) .........        40,324       8.84          357
Flexible Income Subaccount(3) ..............        17,236      10.87          187
International Growth Subaccount(1) .........        35,612       8.01          285
Lord Abbet Series Funds
Bond Debenture Subaccount(1) ...............        17,564      10.74          189
Growth and Income Subaccount(1) ............        46,301       8.51          394
Mid-Cap Value Subaccount(3) ................        44,015       9.39          414
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(3) ...............        32,344       6.51          210
New Discovery Subaccount(1) ................        20,466       7.46          153
Total Return Subaccount(3) .................        61,114       9.62          588
Utilities Subaccount(1) ....................         4,366       8.71           38
PBHG Insurance
Mid Cap Value Subaccount(1) ................        63,899       8.79          562
Select Value Subaccount(3) .................        29,564       8.00          236
PIMCO Variable Insurance Trust
Global Bond Subaccount(3) ..................        23,589      11.97          283
Real Return Subaccount(3) ..................        70,548      11.60          819
StocksPlus Growth and Income Subaccount(3) .        87,575       8.41          737
The Universal Institutional Funds, Inc. ....
Emerging Markets Equity Subaccount(1) ......        11,791       8.87          105
Global Value Equity Subaccount(4) ..........         9,235       8.48           78
U.S. Real Estate Subaccount(1) .............        24,599       9.96          245


                                                      For the period ended December 31, 2002
                                                  ----------------------------------------------
                                                   Investment
                                                     Income
MONY Variable Universal Life                         Ratio*    Expense Ratio**   Total Return***
----------------------------                      ----------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount(3) ...........       1.49%(+)        0.35%(+)         (12.70) %
Health Sciences Subaccount(3) ..............       0.00(+)         0.35(+)          (18.70)
Telecommunications Subaccount(1) ...........       0.00(+)         0.35(+)          (38.20)
Alger American Fund
Balanced Subaccount(1) .....................       1.70(+)         0.35(+)          (8.90)
Mid Cap Subaccount(1) ......................       0.00(+)         0.35(+)          (21.70)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(1) ..       1.99(+)         0.35(+)          (12.00)
EQ/Enterprise Growth and Income
Subaccount(2) ..............................       2.02(+)         0.35(+)          (19.80)
EQ/Enterprise Growth Subaccount(2) .........       0.67(+)         0.35(+)          (19.60)
EQ/Enterprise Managed Subaccount(2) ........       1.67(+)         0.35(+)          (15.80)
EQ/Enterprise Small Company Growth
Subaccount(2) ..............................       0.00(+)         0.35(+)          (20.00)
EQ/Enterprise Small Company Value Subaccount
(2) ........................................       0.61(+)         0.35(+)          (5.40)
EQ/Enterprise Total Return Subaccount(1) ...       3.49(+)         0.35(+)           6.60
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(1) ..............................       0.33(+)         0.35(+)           5.50
EQ/MONY Long Term Bond Subaccount(1) .......       0.20(+)         0.35(+)          12.40
Janus Aspen Series
Capital Appreciation Subaccount(2) .........       0.40(+)         0.35(+)          (11.60)
Flexible Income Subaccount(3) ..............       5.06(+)         0.35(+)           8.70
International Growth Subaccount(1) .........       1.05(+)         0.35(+)          (19.90)
Lord Abbet Series Funds
Bond Debenture Subaccount(1) ...............       4.25(+)         0.35(+)           7.40
Growth and Income Subaccount(1) ............       1.40(+)         0.35(+)          (14.90)
Mid-Cap Value Subaccount(3) ................       1.43(+)         0.35(+)          (6.10)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(3) ...............       0.00(+)         0.35(+)          (34.90)
New Discovery Subaccount(1) ................       0.00(+)         0.35(+)          (25.40)
Total Return Subaccount(3) .................       0.49(+)         0.35(+)          (3.80)
Utilities Subaccount(1) ....................       1.37(+)         0.35(+)          (12.90)
PBHG Insurance
Mid Cap Value Subaccount(1) ................       0.00(+)         0.35(+)          (12.10)
Select Value Subaccount(3) .................       1.81(+)         0.35(+)          (20.00)
PIMCO Variable Insurance Trust
Global Bond Subaccount(3) ..................       2.66(+)         0.35(+)          19.70
Real Return Subaccount(3) ..................       4.33(+)         0.35(+)          16.00
StocksPlus Growth and Income Subaccount(3) .       3.97(+)         0.35(+)          (15.90)
The Universal Institutional Funds, Inc. ....
Emerging Markets Equity Subaccount(1) ......       0.00(+)         0.35(+)          (11.30)
Global Value Equity Subaccount(4) ..........       3.03(+)         0.35(+)          (15.20)
U.S. Real Estate Subaccount(1) .............       8.24(+)         0.35(+)          (0.40)

-----------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Concluded)

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period February 7, 2002(commencement of operations) through December 31, 2002.

   (2) For the period February 6, 2002(commencement of operations) through December 31, 2002.

   (3) For the period February 8, 2002(commencement of operations) through December 31, 2002.

   (4) For the period February 20, 2002(commencement of operations) through December 31, 2002.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheets and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America at December 31, 2005 and December 31, 2004 and the results of its operations and its cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 and the (predecessor) year ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004 MONY Life Insurance Company of America changed its method of accounting for certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 17, 2006

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                             DECEMBER 31,       December 31,
                                                                                                 2005               2004
                                                                                           ------------------ ------------------
                                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.........................          $2,035.6           $1,927.2
   Mortgage loans on real estate........................................................             290.2              373.2
   Policy loans.........................................................................              96.3               93.0
   Other invested assets................................................................              54.8               57.2
                                                                                           ------------------ ------------------
          Total investments.............................................................           2,476.9            2,450.6
Cash and cash equivalents...............................................................             129.7              198.8
Amounts due from reinsurers.............................................................             106.2               76.0
Deferred policy acquisition costs.......................................................             106.8               57.3
Value of business acquired..............................................................             328.2              354.8
Other assets............................................................................              29.5               25.3
Separate Accounts' assets...............................................................           3,485.1            3,732.2
                                                                                           ------------------ ------------------
TOTAL ASSETS............................................................................          $6,662.4           $6,895.0
                                                                                           ================== ==================

LIABILITIES
Policyholders' account balances.........................................................          $2,175.9           $2,228.5
Future policy benefits and other policyholders liabilities..............................             309.1              264.5
Other liabilities.......................................................................              47.4               48.1
Note payable to affiliate...............................................................              33.8               36.8
Income taxes payable....................................................................              50.6               45.2
Separate Accounts' liabilities..........................................................           3,485.1            3,732.2
                                                                                           ------------------ ------------------
       Total liabilities................................................................           6,101.9            6,355.3
                                                                                           ------------------ ------------------

Commitments and contingencies (Notes 10,13,14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized, 2.5 million issued and
   outstanding..........................................................................               2.5                2.5
Capital in excess of par value..........................................................             495.8              495.8
Retained earnings.......................................................................              67.8               26.5
Accumulated other comprehensive (loss) income...........................................              (5.6)              14.9
                                                                                           ------------------ ------------------
       Total shareholder's equity.......................................................             560.5              539.7
                                                                                           ------------------ ------------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..............................................          $6,662.4           $6,895.0
                                                                                           ================== ==================





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF OPERATIONS

                                                                       YEAR              Six              Six              Year
                                                                       ENDED         Months Ended     Months Ended         Ended
                                                                    DECEMBER 31,     December 31,       June 30,        December 31,
                                                                        2005             2004             2004             2003
                                                                  ----------------- --------------- -----------------  -------------
                                                                    (SUCCESSOR)      (Successor)      (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income....  $      168.3     $        80.8   $        82.7      $     166.2
Premiums........................................................          53.8              85.0            77.4            141.0
Net investment income...........................................         135.0              62.8            64.3            118.5
Investment (losses) gains, net..................................          (2.2)             (4.6)           (0.7)            11.8
Other income....................................................          22.0              26.7             7.4             17.2
                                                                  ----------------- --------------- -----------------  -------------
       Total revenues...........................................         376.9             250.7           231.1            454.7
                                                                  ----------------- --------------- -----------------  -------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits.........................................          99.5              91.2            80.8            156.8
Interest credited to policyholders' account balances............          99.9              50.0            54.1             91.5
Compensation and other benefits.................................          30.7              32.1            45.8             80.6
Commissions.....................................................          72.9              76.5            85.5            160.2
Interest expense................................................           1.6               1.3             1.3              2.8
Amortization of deferred policy acquisition costs and value of
   business acquired............................................          41.2              22.4            34.7             55.2
Capitalization of deferred policy acquisition costs ............         (78.1)            (87.5)          (93.8)          (193.7)
Rent expense....................................................          10.5               3.0             9.8             14.6
Other operating costs and expenses..............................          40.7              22.8            38.2             55.5
                                                                  ----------------- --------------- -----------------  -------------
          Total benefits and other deductions...................         318.9             211.8           256.4            423.5
                                                                  ----------------- --------------- -----------------  -------------

Earnings (loss) before income taxes and cumulative effect of
   accounting change............................................          58.0              38.9           (25.3)            31.2
Income tax (expense) benefit....................................         (16.7)            (12.4)           10.5             (4.9)
                                                                  ----------------- --------------- -----------------  -------------
Net earnings (loss) before cumulative effect of accounting
   change.......................................................          41.3              26.5           (14.8)            26.3
Loss from real estate to be disposed of, net of income taxes....            -                 -               -              (0.1)
Cumulative effect of accounting change, net of income taxes.....            -                 -              3.8              -
                                                                  ----------------- --------------- -----------------  -------------
Net Earnings (Loss).............................................  $       41.3     $        26.5   $       (11.0)     $      26.2
                                                                  ================= =============== =================  =============





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                                       ACCUMULATED
                                                                          CAPITAL                         OTHER           TOTAL
                                                           COMMON        IN EXCESS       RETAINED     COMPREHENSIVE   SHAREHOLDER'S
                                                            STOCK          OF PAR        EARNINGS     INCOME (LOSS)      EQUITY
                                                       -----------------------------------------------------------------------------
                                                                                      (IN MILLIONS)
PREDECESSOR BALANCE, JANUARY 1, 2003..................   $       2.5     $  449.7      $     113.0     $      24.7    $     639.9
Capital contributions.................................             -        100.0                -               -          100.0
Comprehensive income:
      Net earnings....................................             -            -             26.2               -           26.2
      Other comprehensive loss........................             -            -                -            (0.5)          (0.5)
                                                                                                                      -----------
            Comprehensive income......................                                                                       25.7
                                                         -----------     --------      -----------     -----------    -----------
PREDECESSOR BALANCE, DECEMBER 31, 2003................           2.5        599.7            139.2            24.2          765.6
Comprehensive loss:

      Net loss........................................             -            -            (11.0)              -          (11.0)
      Other comprehensive loss........................             -            -                -           (11.4)         (11.4)
                                                                                                                      -----------
            Comprehensive loss........................                                                                      (22.4)
                                                         -----------     --------      -----------     -----------    -----------
PREDECESSOR BALANCE, JUNE 30, 2004....................           2.5        599.7            128.2            12.8          743.2
Effect of push-down accounting of AXA Financial
   Group's purchase price on MLOA's net assets........             -       (153.0)          (128.2)          (12.8)        (294.0)
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, JULY 1, 2004                                  2.5        446.7                -               -          449.2
Capital contributions.................................             -         49.1                -               -           49.1
Comprehensive income:
      Net earnings....................................             -            -             26.5               -           26.5
      Other comprehensive income......................             -            -                -            14.9           14.9
                                                                                                                      -----------
            Comprehensive income......................                                                                       41.4
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, DECEMBER 31, 2004..................           2.5        495.8             26.5            14.9          539.7
Comprehensive income:
      Net earnings....................................             -            -             41.3               -           41.3
      Other comprehensive loss........................             -            -                -           (20.5)         (20.5)
                                                                                                                      -----------
            Comprehensive income......................                                                                       20.8
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, DECEMBER 31, 2005..................   $       2.5     $  495.8      $      67.8     $      (5.6)   $     560.5
                                                         ===========     ========      ===========     ===========    ===========





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS

                                                                         YEAR         Six Months      Six Months         Year
                                                                         ENDED           Ended           Ended           Ended
                                                                      DECEMBER 31,    December 31,      June 30,      December 31,
                                                                         2005            2004            2004            2003
                                                                    --------------- --------------- -------------- -----------------
                                                                      (SUCCESSOR)     (Successor)   (Predecessor)    (Predecessor)
                                                                                             (IN MILLIONS)

Net earnings (loss).................................................  $    41.3       $    26.5       $   (11.0)      $    26.2
  Adjustments to reconcile net earnings (loss) to net cash used in operating activities:
     Interest credited to policyholders' account balances...........       99.9            50.0            54.1            91.5
     Universal life and investment-type product policy fee income...     (168.3)          (80.8)          (82.7)         (166.2)
     Change in accrued investment income............................       (1.8)           (3.0)            4.7            (1.7)
     Investment losses (gains)......................................        2.2             4.6             0.7           (17.3)
     Change in deferred policy acquisition costs and VOBA...........      (36.9)          (65.1)          (60.8)         (138.5)
     Change in future policy benefits and other policyholders
         liabilities................................................       57.5             1.1            (3.2)            5.4
     Provision for depreciation and amortization....................       14.1             7.9             1.5             0.7
     Cumulative effect of the adoption of SOP 03-1..................        -               -             (5.9)             -
     Loss on discontinued real estate operations....................        -               -               -              0.1
     Gain on recapture from reinsurance from USFL...................       (0.6)           (9.0)            -               -
     Other, net.....................................................      (10.0)          (20.4)           49.1            81.7
                                                                    --------------- --------------- -------------- -----------------

Net cash used in operating activities...............................       (2.6)          (88.2)          (53.5)         (118.1)
                                                                    --------------- --------------- -------------- -----------------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.....................................      173.5           188.7           431.5           358.7
      Mortgage loans on real estate.................................      100.8            93.8            43.0            80.1
      Other invested assets.........................................        -               4.3             0.1             0.3
   Acquisitions of investments:
      Fixed maturity securities.....................................     (348.0)         (473.1)         (272.4)         (548.5)
      Mortgage loans on real estate.................................      (18.1)          (18.7)          (66.1)         (139.1)
      Other invested assets.........................................       (0.1)           (0.4)           (0.2)           (0.6)
      Policy loans, net.............................................       (3.3)           (3.9)           (3.0)           (6.3)
                                                                    --------------- --------------- -------------- -----------------

Net cash (used in) provided by investing activities.................      (95.2)         (209.3)          132.9          (255.4)
                                                                    --------------- --------------- -------------- -----------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                            YEAR        Six Months      Six Months        Year
                                                                           ENDED           Ended           Ended          Ended
                                                                        DECEMBER 31,    December 31,      June 30,     December 31,
                                                                            2005           2004            2004           2003
                                                                     --------------- ---------------- -------------- ---------------
                                                                         (SUCCESSOR)     (Successor)   (Predecessor)  (Predecessor)
                                                                                                (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits......................................................       521.4          284.6          477.8            969.6
      Withdrawals and transfers to Separate Accounts................      (505.7)        (196.9)        (337.1)          (545.8)
   Repayment of note to affiliate...................................        (3.0)          (1.4)          (1.4)            (2.6)
   Proceeds received from recapture of reinsurance with USFL........        12.2           10.4             -                -
   Other, net.......................................................         3.8             -              -                -
   Capital contribution.............................................          -              -              -             100.0
                                                                     --------------- --------------- --------------- ---------------

Net cash provided by financing activities...........................        28.7           96.7          139.3            521.2
                                                                     --------------- --------------- --------------- ---------------

Net (decrease) increase in cash and cash equivalents................       (69.1)        (200.8)         218.7            147.7
Cash and cash equivalents, beginning of period......................       198.8          399.6          180.9             33.2
                                                                     --------------- --------------- --------------- ---------------

Cash and Cash Equivalents, End of Period............................ $     129.7     $    198.8      $   399.6       $    180.9
                                                                     =============== =============== =============== ===============

Supplemental cash flow information:

  Interest Paid..................................................... $       2.4     $      1.3      $     1.3       $      2.8
                                                                     =============== =============== =============== ===============
  Income Taxes Refunded............................................. $         -     $    (48.2)     $       -       $    (27.4)
                                                                     =============== =============== =============== ===============
Schedule of non-cash financing activities:

  Capital contribution of AllianceBernstein units from MONY Life.... $         -     $     49.1      $       -       $       -
                                                                     =============== =============== =============== ===============
  Transfer of bonds from USFL due to recapture of reinsurance with
   USFL (Note 11)................................................... $         -     $     84.6      $       -       $       -
                                                                     =============== =============== =============== ===============









                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                          NOTES TO FINANCIAL STATEMENTS



1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("AXA Financial", which together with its consolidated subsidiaries is referred to herein as "AXA Financial Group").

2)    MERGER OF MONY WITH AXA FINANCIAL GROUP

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by AXA Financial was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of operations and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to Value of Business Acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

3)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The term "full year 2005" and "full year 2004" refers to the year ended December 31, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The term "full year 2003" refers to the year ended December 31, 2003. References to "Successor" refer to MLOA on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the acquisition of MONY by AXA Financial Group.

      Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation. The December 31, 2004 comparative balance sheet reflects the reclassification of $87.9 million in reserves on one of MLOA's interest-sensitive products from future policy benefits and other policyholder's liabilities to policyholders' account balances.

      Accounting Changes
      ------------------

      Effective January 1, 2004, MLOA adopted Statement of Position ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in liabilities associated with the market value adjustment feature that are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 Predecessor net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On May 30, 2005, Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 10 of Notes to Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

      On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, AXA Financial Group, including MLOA, implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 10 of Notes to Financial Statements, MLOA elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of AXA Financial Group's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of AXA Financial Group's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

      To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in MLOA's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, AXA Financial Group will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require AXA Financial Group to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro-forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $3.4 million ($2.2 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Statements of Operations of MLOA over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $1.9 million ($1.2 million after-tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

      The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of AXA Financial Group are described and/or disclosed on a pro-forma basis in Note 10 of Notes to Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which AXA Financial Group likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3 "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

      Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), AXA Financial Group expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 10 of Notes to Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123(R), beginning with awards granted in 2005, AXA Financial Group modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154 "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

      On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the financial results of MLOA.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.
      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities including common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. (formally Alliance Capital Management L.P.) ("AllianceBernstein") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the acquisition of MONY, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.65% net of product weighted average Separate Account fees) and 0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance, contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.75% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the year ended December 31, 2005, 2004 and 2003, investment results of such Separate Accounts were gains of $197.5 million, $371.2 million and $628.1 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MLOA files a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of Federal income taxes will be based upon separate return calculations with current credit for losses and other Federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              ----------------  -----------------  -----------------   ---------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate........................  $     1,843.9     $        9.3       $       23.4       $    1,829.8
            Mortgage-backed..................           24.9              0.3                 -                25.2
            U.S. Treasury, government
              and agency securities..........           92.3              0.4                0.5               92.2
            States and political
              subdivisions...................            1.1               -                  -                 1.1
            Foreign governments..............           10.2              0.1                0.1               10.2
            Redeemable preferred stock.......           77.6              1.1                1.6               77.1
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale.......  $     2,050.0     $       11.2       $       25.6       $    2,035.6
                                              ================= ================== =================  ================

        December 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:

            Corporate........................  $     1,716.1     $       34.9       $        2.9       $    1,748.1
            Mortgage-backed..................           36.2              1.0                 -                37.2
            U.S. Treasury, government
              and agency securities..........           68.3              1.6                 -                69.9
            States and political
              subdivisions...................             -                -                  -                  -
            Foreign governments..............           10.3              0.1                0.1               10.3
            Redeemable preferred stock.......           60.2              1.7                0.2               61.7
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale.......  $     1,891.1     $       39.3       $        3.2       $    1,927.2
                                              ================= ================== =================  ================

        For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $527.1 million and $497.4 million, respectively, had estimated fair values of $527.0 million and $505.1 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Due in one year or less.............................................     $      108.6       $      107.6
        Due in years two through five........................................           475.5              470.0
        Due in years six through ten.........................................         1,064.4            1,057.0
        Due after ten years..................................................           299.0              298.7
        Mortgage-backed securities...........................................            24.9               25.2
                                                                                ----------------   -----------------
        Total................................................................    $    1,972.4       $    1,958.5
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (217 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                            LESS THAN 12 MONTHS         12 MONTHS OR LONGER                   TOTAL
                                     ------------------------------  ----------------------------  -----------------------------
                                                        GROSS                         GROSS                         GROSS
                                       ESTIMATED      UNREALIZED      ESTIMATED     UNREALIZED      ESTIMATED     UNREALIZED
                                      FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES
                                     -------------  -------------- -------------  --------------- --------------  --------------
                                                                           (IN MILLIONS)

       Fixed Maturities:
         Corporate.................. $       903.7  $       18.1   $      267.6   $        5.3    $    1,171.3    $      23.4
         Mortgage-backed............           -             -             -                -             -                -
         U.S. Treasury, government
           and agency securities....          36.5           0.2           16.6            0.3            53.1            0.5
         States and political
           subdivisions.............           1.1           -              -               -              1.1             -
         Foreign governments........           2.0           -              6.0            0.1             8.0            0.1
         Redeemable
           preferred stock..........          60.0           1.6            -               -             60.0            1.6
                                     -------------  -------------- -------------  --------------- --------------  --------------
       Total Temporarily
         Impaired Securities ....... $     1,003.3  $       19.9   $      290.2   $        5.7    $    1,293.5    $      25.6
                                     =============  ============== =============  =============== ==============  ==============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $101.0 million, or 4.9%, of the $2,050.0 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      At December 31, 2005, there were $2.4 million of fixed maturities which were non-income producing for the twelve months preceding that date.

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2005 and 2004 were $3.9 million and $4.5 million, respectively.

      Interest income recognized on impaired mortgage loans totaled $0.3 million, $0.1 million, $0.0 million and $0.2 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.2 million and $0.0 million, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                       YEAR         Six Months     Six Months         Year
                                                                      ENDED           Ended           Ended           Ended
                                                                   DECEMBER 31,    December 31,      June 30,      December 31,
                                                                       2005            2004           2004            2003
                                                                  --------------- -------------- --------------- ----------------
                                                                   (SUCCESSOR)     (Successor)    (Predecessor)   (Predecessor)
                                                                                          (IN MILLIONS)
Balances, beginning of period..............................       $     -         $      1.7     $       4.4       $       3.7
Additions charged to income................................             -                  -             0.3               0.7
Deductions for writedowns and asset dispositions...........             -                  -            (3.0)                -
Effect of push-down accounting of AXA Financial Group's
  purchase price of MLOA's net assets......................             -               (1.7)              -                 -
                                                                  --------------- -------------- --------------- ----------------
Balances, End of Period....................................             -         $        -     $       1.7       $       4.4
                                                                  =============== ============== =============== =================
Balances, end of period comprise:
Mortgage loans on real estate..............................       $     -         $        -     $       1.7       $       4.4
                                                                  =============== ============== =============== =================

     The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                  DECEMBER 31,
                                                                                      2005
                                                                                -----------------
                                                                                 (IN MILLIONS)

      Balance, beginning of year ..............................................  $      49.1
      Equity in net earnings...................................................          4.1
      Dividends received.......................................................         (3.8)
                                                                                -----------------
      Balance, End of Period...................................................  $      49.4
                                                                                =================

5)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset related to AXA Financial Group's acquisition of MONY as of December 31, 2005:


                                                                    LESS:               LESS:
                                                                 ACCUMULATED          IMPACT OF
                                             GROSS CARRYING      AMORTIZATION       RECAPTURE (2)           NET
                                                 AMOUNT              (1)
                                            ---------------   ---------------     ---------------    ------------------
                                                                          (IN MILLIONS)
   VOBA...................................  $        416.5    $        (43.4)     $        (44.9)    $        328.2
                                            ===============   ===============     ===============    ==================

      -------------
      (1)   Includes reactivity to unrealized investment gains and losses.
      (2) Relates to the December 31, 2005 and 2004 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the MODCO agreement between MLOA and USFL.

     For the full year 2005 and six months ended December 31, 2004, total amortization expense related to VOBA was $32.5 million and $16.7 million, respectively. VOBA amortization is estimated to range between $27.0 million and $37.0 million annually through 2010.

6)    NET INVESTMENT INCOME AND INVESTMENT (LOSSES) GAINS

      The sources of net investment income follow:

                                                           YEAR         Six Months        Six Months          Year
                                                           ENDED           Ended            Ended            Ended
                                                        DECEMBER 31,    December 31,       June 30,       December 31,
                                                           2005            2004              2004             2003
                                                      --------------- ---------------- ----------------- ----------------
                                                        (SUCCESSOR)    (Successor)      (Predecessor)     (Predecessor)
                                                                               (IN MILLIONS)
 Fixed maturities.....................................$       107.1    $        45.8    $       51.8      $       94.1
 Mortgage loans on real estate........................         25.2             16.0            16.0              29.6
 Policy loans.........................................          6.0              3.0             2.9               5.5
 Other investment income..............................          4.4              2.1            (0.9)              0.9
                                                      --------------- ---------------- ----------------- ----------------
    Gross investment income...........................        142.7             66.9            69.8             130.1

 Investment expenses..................................         (7.7)            (4.1)           (5.5)            (11.6)
                                                      --------------- ---------------- ----------------- ----------------
 Net Investment Income................................$       135.0    $        62.8     $      64.3      $      118.5
                                                      =============== ================ ================= =================

      Investment (Losses) Gains, including changes in the valuation allowances, follow:

                                                           YEAR         Six Months        Six Months          Year
                                                           ENDED           Ended            Ended            Ended
                                                        DECEMBER 31,    December 31,       June 30,       December 31,
                                                           2005            2004              2004             2003
                                                      -------------- ---------------- ----------------- ----------------
                                                       (SUCCESSOR)     (Successor)      (Predecessor)     (Predecessor)
                                                                                (IN MILLIONS)
Fixed maturities.....................................  $      (2.2)  $      (4.6)     $      (3.4)      $        8.1
Mortgage loans on real estate........................            -              -             2.7                3.5
Other................................................            -              -              -                 0.2
                                                      -------------- ---------------- ----------------- ----------------
Investment (Losses) Gains, Net.......................  $      (2.2)  $      (4.6)     $      (0.7)      $       11.8
                                                      ============== ================ ================= ================

      Writedowns of fixed maturities amounted to $2.0 million, $5.1 million, $0.9 million and $8.6 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003.

      For the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $53.4 million, $48.9 million, $363.1 million and $145.3 million. Gross gains of $1.0 million, $2.1 million, $6.9 million and $10.7 million and gross losses of $1.4 million, $1.3 million, $10.0 million and $0.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003 amounted to $(50.5) million, $36.1 million, $(41.0) million and $(3.2) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                             YEAR         Six Months       Six Months           Year
                                                            ENDED            Ended            Ended            Ended
                                                         DECEMBER 31,     December 31,       June 30,       December 31,
                                                             2005            2004             2004              2003
                                                       --------------- --------------- ----------------- -----------------
                                                         (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                (IN MILLIONS)
Balance, beginning of period........................    $      14.9     $      12.8     $       24.2      $      24.7
Changes in unrealized investment (losses) gains.....          (50.5)           36.1            (41.5)            (2.9)
Changes in unrealized investment gains (losses)
attributable to:
   DAC and VOBA.....................................           18.9           (13.2)            23.9              2.2
   Deferred income taxes............................           11.1            (8.0)             6.2              0.2
Effect of push-down accounting of AXA Financial
   Group's purchase price on MLOA's net assets......             -            (12.8)             -                -
                                                      ---------------- --------------- ----------------- -----------------
Balance, end of period..............................    $      (5.6)    $      14.9     $       12.8      $      24.2
                                                      ================ =============== ================= =================

Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities..............................    $     (14.4)    $      36.1     $       43.5      $      84.9
   Amounts of unrealized investment gains (losses)
   attributable to:
      DAC and VOBA..................................            5.7           (13.2)           (23.9)           (47.8)
      Deferred income taxes.........................            3.1            (8.0)            (6.8)           (12.9)
                                                       --------------- --------------- ----------------- -----------------
Balance, end of period..............................    $      (5.6)    $      14.9     $       12.8       $     24.2
                                                      ================ =============== ================= =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

7)    OTHER COMPREHENSIVE (LOSS) INCOME

      The components of other comprehensive (loss) income for the past three years follow:

                                                            YEAR         Six Months       Six Months           Year
                                                           ENDED            Ended            Ended            Ended
                                                        DECEMBER 31,     December 31,       June 30,       December 31,
                                                            2005            2004             2004              2003
                                                      -------------- ------------------ ---------------- -----------------
                                                        (SUCCESSOR)      (Successor)     (Predecessor)    (Predecessor)
                                                                               (IN MILLIONS)

Net unrealized (losses) gains on investments:
   Net unrealized (losses) gains arising during the
      period........................................  $      (50.5)     $      36.3     $     (41.7)      $      (6.4)
   Losses (gains) reclassified into net earnings
      during the period.............................            -              (0.2)            0.2               3.5
                                                      -------------- ------------------ ---------------- -----------------
Net unrealized (losses) gains on investments........         (50.5)            36.1           (41.5)             (2.9)
Adjustments for DAC and VOBA and deferred income
   taxes............................................          30.0            (21.2)           30.1               2.4
                                                      -------------- ------------------ ---------------- -----------------
Total Other Comprehensive (Loss) Income.............  $      (20.5)     $      14.9     $     (11.4)      $      (0.5)
                                                      ============== ================== ================ =================


8)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2005:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)

      Balance at December 31, 2003........................  $        3.5       $         -        $         3.5
        Impact of adoption of SOP 03-1....................          (2.8)               0.1                (2.7)
        Paid guarantee benefits...........................          (3.0)                -                 (3.0)
         Other changes in reserve ........................           3.3                 -                  3.3
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004........................           1.0                0.1                 1.1
         Paid guarantee benefits..........................          (2.9)                -                 (2.9)
         Other changes in reserve ........................           2.6                0.1                 2.7
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2005........................  $        0.7       $        0.2       $         0.9
                                                           ================   =================  =================



      Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            ---------------
                                                             (IN MILLIONS)

      Balance at December 31, 2003........................  $         -
        Impact of adoption of SOP 03-1 ...................          (0.3)
        Paid guarantee benefits...........................           2.9
        Other changes in reserve..........................          (3.5)
                                                           ----------------
      Balance at December 31, 2004........................          (0.9)
        Paid guarantee benefits...........................          (0.1)
        Other changes in reserve..........................           1.2
                                                           ----------------
      Balance at December 31, 2005........................  $        0.2
                                                           ================

      The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN
                                                  OF
                                                PREMIUM       RATCHET        ROLL-UP         COMBO           TOTAL
                                             -----------   --------------  -------------  -------------  --------------
                                                                           (IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
             General Account...........     $     196      $      316           N.A.     $       34      $      546
             Separate Accounts.........     $     860      $    1,582           N.A.     $      168      $    2,610
        Net amount at risk, gross......     $      12      $      220           N.A.     $       35      $      267
        Net amount at risk, net of
          amounts reinsured............     $      12      $      167           N.A.     $        -      $      179
        Average attained age of
          contractholders..............          61.1            61.0           N.A.           60.2            61.0
        Percentage of contractholders
          over age 70..................          18.2%           15.7%          N.A.           12.5%           16.6%
        Contractually specified
          interest return rates........           N.A.            N.A.          N.A.            5.0%

      GMIB:
      -----
        Account values invested in:
             General Account...........           N.A.            N.A.    $      34             N.A.      $      34
             Separate Accounts.........           N.A.            N.A.    $     168             N.A.      $     168
        Net amount at risk, gross......           N.A.            N.A.           -              N.A.             -
        Net amount at risk, net of
          amounts reinsured............           N.A.            N.A.           -              N.A.             -
        Weighted average years
          remaining until earliest
          annuitization................           N.A.            N.A.          6.8             N.A.            6.8
        Contractually specified
          interest return rates........           N.A.            N.A.          5.0%            N.A.


      B)    Separate Account Investments by Investment Category Underlying GMDB
            -------------------------------------------------------------------
            and GMIB Features
            -----------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2005               2004
                                                                                 ----------------  ------------------
                                                                                            (IN MILLIONS)
      GMDB:
         Equity.................................................................  $    2,054        $    2,209
         Fixed income...........................................................         400               452
         Balanced...............................................................          62                67
         Other..................................................................          94               108
                                                                                 ----------------  ------------------
         Total..................................................................  $    2,610        $    2,836
                                                                                 ================  ==================
      GMIB:
         Equity.................................................................  $      127        $      126
         Fixed income...........................................................          33                37
         Balanced...............................................................           3                 3
         Other..................................................................           5                 4
                                                                                 ----------------  ------------------
         Total..................................................................  $      168        $      170
                                                                                 ================  ==================

      C)    Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2005 and 2004, MLOA had liabilities of $0.1 million and $0.5 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

9)    INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                             YEAR         Six Months       Six Months           Year
                                                            ENDED            Ended            Ended            Ended
                                                         DECEMBER 31,     December 31,       June 30,       December 31,
                                                             2005            2004             2004              2003
                                                       --------------- ---------------- ----------------- -----------------
                                                        (SUCCESSOR)      (Successor)     (Predecessor)      (Predecessor)
                                                                              (IN MILLIONS)

Income tax expense (benefit):
    Current expense (benefit).......................    $       2.5     $         -     $     (29.3)      $     (30.1)
    Deferred expense................................           14.2            12.4            18.8              35.0
                                                       --------------- ---------------- ----------------- ---------------
Total...............................................    $      16.7     $      12.4     $      10.5       $       4.9
                                                       =============== ================ ================= ===============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                            YEAR         Six Months      Six Months           Year
                                                            ENDED          Ended            Ended            Ended
                                                         DECEMBER 31,   December 31,       June 30,       December 31,
                                                            2005            2004            2004              2003
                                                       ---------------- -------------- ----------------- ----------------
                                                         (SUCCESSOR)    (Successor)    (Predecessor)      (Predecessor)
                                                                                (IN MILLIONS)


Tax at statutory rate.................................   $      20.3     $      13.6     $      (8.9)     $      10.9
Dividends received deduction..........................          (3.7)           (1.2)           (1.6)            (3.2)
Tax settlements/accrual adjustments...................            -               -               -              (2.8)
Other.................................................           0.1              -               -                -
                                                       ---------------- -------------- ----------------- ----------------
Federal income tax expense (benefit)..................   $      16.7     $      12.4     $     (10.5)     $       4.9
                                                       ================ ============== ================= ================

      The components of the net deferred Federal income taxes are as follows:

                                                     DECEMBER 31, 2005                  December 31, 2004
                                              ---------------------------------  ---------------------------------
                                                  ASSETS         LIABILITIES         Assets         Liabilities
                                              ---------------  ----------------  ---------------   ---------------
                                                                         (IN MILLIONS)

      Reserves and reinsurance...............  $     189.2      $         -       $      227.3      $        -
      DAC....................................         35.1                -               25.6               -
      VOBA...................................           -              112.8                -             124.1
      Investments............................           -              153.5                -             182.1
      Tax loss carryforwards.................          5.3                -                9.6               -
      Goodwill and intangibles...............           -                5.2                -              10.6
      Other..................................           -               15.0               0.2               -
                                              ---------------  ----------------  ---------------   ---------------
      Total..................................  $     229.6      $      286.5      $      262.7      $     316.8
                                              ===============  ================  ===============   ===============

      At December 31, 2005, MLOA has a Federal tax loss carryforwards in the amount of $15.1 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of MLOA's Federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of MLOA's returns will have no material adverse effect on MLOA's results of operations or financial position.

10)   STOCK OPTIONS

      Although MLOA has no employees, under its respective service agreements with AXA Equitable (Successor Period) and MONY Life (Predecessor Period), MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. MLOA's affiliates account for stock-based compensation plans using the intrinsic value method prescribed in APB No. 25. The following table reflects the effect on net earnings
      (loss) if compensation expense allocated to MLOA as related to options awarded under the AXA Financial Group and MONY stock-based compensation plans had been determined based on SFAS No. 123's fair value based method:

                                                                            AXA FINANCIAL
                                                                                GROUP                    MONY
                                                                          ----------------- ----------------------------------
                                                                                 YEAR          Six Months          Year
                                                                                ENDED             Ended           Ended
                                                                             DECEMBER 31,        June 30,      December 31,
                                                                                 2005             2004             2003
                                                                          ----------------- ---------------- -----------------
                                                                             (SUCCESSOR)     (Predecessor)    (Predecessor)
                                                                                              (IN MILLIONS)

      Net Earnings (Loss) as reported....................................   $      41.3       $     (11.0)    $    26.2
      Less: total stock-based employee compensation expense determined
          under fair value method for all awards, net of income tax......          (1.6)             (1.9)         (2.8)
                                                                          ----------------- ---------------- -----------------
      Pro Forma Net Earnings (Loss)......................................   $      39.7       $     (12.9)    $    23.4
                                                                          ================= ================ =================

11)   RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates AXA Equitable (Successor Period) and MONY Life (Predecessor Period), personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. As a result of such allocations, MLOA incurred expenses of $74.7 million, $54.1 million, $88.7 million and $73.8 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. At December 31, 2005, MLOA reported a receivable from AXA Equitable in connection with its service agreement of $6.3 million. At December 31, 2004, MLOA's receivable from MONY Life in connection with its predecessor service agreement was $2.3 million.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.4 million, $2.5 million, $3.0 million, and $6.0 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. In addition, MLOA had an intercompany payable of $0.0 million and $0.2 million at December 31, 2005 and December 31, 2004, respectively, related to these agreements.

      As more fully described in Note 12 in Notes to Financial Statements, during the Successor period MLOA began to cede its new variable and universal life policies on an excess of retention basis with AXA Equitable.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gains on the recaptures of the term life reinsurance from USFL of $9.0 million ($5.9 million after Federal income tax).

      As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million after Federal income tax).

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding, MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement.

      The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                 YEAR        Six Months      Six Months           Year
                                                                ENDED           Ended           Ended            Ended
                                                             DECEMBER 31,   December 31,      June 30,        December 31,
                                                                 2005           2004            2004              2003
                                                            --------------- -------------- ---------------- -----------------
                                                             (SUCCESSOR)     (Successor)    (Predecessor)    (Predecessor)
                                                                                    (IN MILLIONS)

               REVENUES:
               Universal life and investment-type product
                  policy fee income........................  $       19.9   $         7.8  $         7.3    $        12.0
               Premiums....................................            -             59.2           53.2             88.7
               Other (loss) income.........................          (0.2)           16.2           (4.6)             -
                                                            --------------- -------------- ---------------- -----------------
                    Total revenues.........................          19.7            83.2           55.9            100.7
                                                            --------------- -------------- ---------------- -----------------

               BENEFITS AND OTHER DEDUCTIONS:
               Policyholders' benefits.....................          10.5            53.2           40.7             69.0
               Interest credited to policyholders' account
                  balances.................................           6.1             2.6            2.3              3.3
               Amortization of deferred policy acquisition
                  costs and value of business acquired.....           2.4             6.0            8.7             13.8
               Capitalization of deferred policy
                  acquisition costs .......................         (14.0)          (34.9)         (33.4)           (60.7)
               Commissions.................................          14.2            43.4           44.3             77.4
                                                            --------------- -------------- ---------------- -----------------
                    Total benefits and other deductions....          19.2            70.3           62.6            102.8
                                                            --------------- -------------- ---------------- -----------------
               Earnings (Loss) Before Income Taxes and
                  Cumulative Effect of an Accounting
                    Change.................................  $        0.5   $        12.9  $        (6.7)   $        (2.1)
                                                            =============== ============== ================ =================

      The following table presents the impact on MLOA's assets and liabilities of the recaptures of reinsurance from USFL:

                                                                                      DECEMBER 31,         December 31,
                                                                                          2005                 2004
                                                                                   -------------------  -------------------
                                                                                                 (IN MILLIONS)

                  ASSETS

                  Fixed maturities................................................ $              -     $         84.6
                  Cash and cash equivalents.......................................               12.2             10.4
                  Accrued investment income.......................................                -                1.1
                  Deferred policy acquisition costs...............................              (20.1)           (24.3)
                  VOBA............................................................              (12.8)           (32.1)
                  Other assets....................................................               (1.6)             6.3
                                                                                   -------------------  -------------------
                       Total assets............................................... $            (22.3)  $         46.0
                                                                                   -------------------  -------------------

                  LIABILITIES

                  Future policy benefits.......................................... $            (26.5)  $         34.1
                  Other liabilities...............................................                3.6              2.9
                  Income taxes payable............................................                0.2              3.1
                                                                                   -------------------  -------------------
                       Total liabilities..........................................              (22.7)            40.1
                                                                                   -------------------  -------------------
                       Net Impact of Recapture of Reinsurance from USFL........... $              0.4   $          5.9
                                                                                   ===================  ===================

      At December 31, 2005 and 2004, MLOA recorded payables of $3.1 million and $27.8 million, respectively, to USFL in connection with the MODCO agreement.

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The fair value of this total return swap asset was $3.3 million at December 31, 2004. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in (losses) income of $(1.4) million, $7.1 million and $(4.6) million for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2005 is $33.8 million.

12)   REINSURANCE

      During the Predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      During the Successor period, MLOA continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with MLOA reinsuring 65% of each risk up to its $4.0 million retention and 100.0% of any excess. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $106.2 million and $76.0 million, of which $51.3 million and $43.9 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                          YEAR           Six Months       Six Months          Year
                                                          ENDED             Ended            Ended            Ended
                                                       DECEMBER 31,      December 31,       June 30,       December 31,
                                                          2005              2004             2004             2003
                                                   --------------- ----------------- ---------------- -----------------
                                                      (SUCCESSOR)        (Successor)    (Predecessor)   (Predecessor)
                                                                                (IN MILLIONS)
Direct premiums...................................  $      93.4       $      44.8      $      37.7      $      73.2
Reinsurance assumed from USFL.....................          -                59.2             53.2             88.7
Reinsurance ceded.................................        (39.6)            (19.0)           (13.5)           (20.9)
                                                   --------------- ----------------- ---------------- -----------------
Premiums..........................................  $      53.8       $      85.0      $      77.4      $     141.0
                                                   =============== ================= ================ =================

Universal Life and Investment-type Product

   Policy Fee Income Ceded........................  $      33.9       $      22.7      $      15.9      $      30.0
                                                   =============== ================= ================ =================
Policyholders' Benefits Ceded.....................  $      57.9       $      24.0      $      10.8      $      42.6
                                                   =============== ================= ================ =================

13)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      Fair Value of Financial Instruments
      -----------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates. The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 of Notes to Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2005                               2004
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Mortgage loans on real estate..........  $      290.2     $       291.3     $       373.2     $      378.0
        Policy loans...........................          96.3             111.6              93.0            107.9
        Policyholders liabilities:
           Investment contracts................         938.0             933.1             977.8            972.2
        Note payable to affiliate..............          33.8              33.8              36.8             36.8




14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $20.2 million in commitments under existing mortgage loan agreements at December 31, 2005.

15)   LITIGATION

      Since 1995 a number of purported class actions have been commenced in various state and Federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (NOW KNOWN AS DEFILLIPPO, ET AL. V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE COMPANY OF AMERICA), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. After extensive motion practice by the parties, which led to the dismissal of most of the claims and a decertification of the class, with respect to one remaining claim, in December 2005, the case was settled on an individual basis. With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other similar putative class actions, of which there are two remaining, were consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. In STOCKLER, MLOA has filed a motion for summary judgment that is currently pending.

                    -----------------------------------------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of MLOA. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on MLOA's results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. Based on this formula, no such discretionary dividends could be paid in 2006. For 2005, 2004 and 2003, MLOA's statutory net loss was $5.6 million, $83.4 million and $79.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $269.8 million and $250.1 million at December 31, 2005 and 2004, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2005, 2004 and 2003.

      At December 31, 2005, MLOA, in accordance with various government and state regulations, had $7.1 million of securities deposited with such government or state agencies.

      At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                       THREE MONTHS ENDED
                                            --------------------------------------------------------------------------
                                                                                 SEPTEMBER 30,        DECEMBER 31,
                                            MARCH 31, (2)      JUNE 30, (2)           (2)                (1)(2)
                                            ---------------   ---------------   ----------------   -------------------
                                             (SUCCESSOR)       (Successor)        (Successor)         (Successor)
                                                                          (IN MILLIONS)
        2005
        ----
        Total Revenues.....................  $      107.4      $      94.1       $      100.7       $       74.7
                                            ===============   ===============   ================   ===================
        (Loss) Earnings from Continuing
          Operations.......................  $       (0.1)     $      13.5       $        7.7       $       20.2
                                            ===============   ===============   ================   ===================
        Net (Loss) Earnings................  $       (0.1)     $      13.5       $        7.7       $       20.2
                                            ===============   ===============   ================   ===================

                                                                       Three Months Ended
                                            --------------------------------------------------------------------------
                                              March 31,        June 30,(3)       September 30,      December 31, (4)
                                            ---------------   ---------------   ----------------   -------------------
                                             (Predecessor)     (Predecessor)      (Successor)         (Successor)
                                                                          (In Millions)
        2004
        ----
        Total Revenues.....................  $      125.4      $     105.7       $      122.9       $      127.8
                                            ================  ===============   ================   ===================
        Earnings (Loss) from Continuing
          Operations.......................  $        1.8      $     (16.6)      $       14.0       $       12.5
                                            ================  ===============   ================   ===================
        Net Earnings (Loss)................  $        5.6      $     (16.6)      $       14.0       $       12.5
                                            ================  ===============   ================   ===================


      (1) Results for the three months ended December 31, 2005 include the net gain of $0.4 million recorded from the recapture by USFL of all of the universal life policies that had previously been assumed by MLOA under its MODCO agreement with USFL and the net gain of $1.9 million from the unwinding of the MODCO transactions related to level premium term life insurance issued during the first nine months of 2005 under MLOA's MODCO agreement with USFL (see Note 11 of Notes to Financial Statements).

      (2) Results for the three months ended December 31, 2005 include recorded adjustments related to prior quarters' inter-company expense allocations and DAC capitalization. The effect on these adjustments was to increase net income for the period by $7.1 million. Net earnings for the three months ended March 31, June 30 and September 30, 2005 were understated by $2.1 million, $2.1 million and $2.9 million, respectively.

      (3) Results for the three months ended June 30, 2004 include recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the net loss for the period by $6.0 million.

      (4) Results for the three months ended December 31, 2004 include the net gain of $5.9 million recorded from the recapture by USFL of all of the term policies that had previously been assumed by MLOA under its MODCO agreement with USFL (see Note 11 of Notes to Financial Statements).

                                     PART C

                                OTHER INFORMATION

      Item 26.   Exhibits

(a)  Board of Directors Resolutions.

     1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L (1)

(b)  Custodian Agreements. Not applicable.

(c)  Underwriting Contracts.

     1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp. (2)

     2) Proposed specimen agreement between MONY Securities Corp. and registered representatives (2)

     3) Specimen commission schedule (Career Contract Schedule) (3)

     4) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. (10)

     5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. (10)

     6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (10)

     7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. (15)

     8) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC. (15)

(d)  Contracts.

     1)  Specimen form of policy (7)

     2)  Form of Term Life Term Rider (4)

     3)  Form of Additional Term Life Insurance Rider (4)

     4)  Form of Enhanced Maturity Extension Rider (4)

     5)  Form of Maturity Extension Rider (4)

     6)  Form of Spouse's Yearly Renewable Term Rider (4)

     7)  Form of Accidental Death and Dismemberment Rider (4)

     8)  Form of Purchase Option Rider (4)

     9)  Form of Waiver of Monthly Deduction Rider (4)

     10) Form of Waiver of Specified Premiums Rider (4)

     11) Form of Accelerated Death Benefit Rider (4)

     12) Form of Children's Term Life Insurance Rider (4)

     13) Form of Guaranteed Death Benefit to Age 100 Rider (4)

(e)  Applications.

     (1) Form of application for Life Insurance. (3)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as amended July 22, 2004). (10)

     2)  By-Laws of MONY Life Insurance Company of America (as Amended July 22,
         2004). (10)

(g)  Reinsurance Contracts.

     1) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America (13)

     2) Automatic Bulk YRT Non-Refund Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Allianz Life Insurance Company of North America (7)

h.   Participation Agreements.

     1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated (6)

         (i)  Form of Amendment dated May 1, 2003. (9)

     2) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC. (10)

     3) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America (6)

         (i)  Form of Amendment dated September 1, 2003. (9)

     4) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America (6)

     5) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co.
         (6)

         (i)  Form of Amendment dated September 1, 2003. (9)

     6) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America (7)

         (i)  Form of Amendment dated November 1, 2003. (9)

     7) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC (6)

     8) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America (6)

         (i)  Form of Amendment dated September 1, 2003. (9)

     9) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation (8)

         (i)  Form of Amendment dated April 30, 2003. (9)

(i)  Administrative Contracts.

     1) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company (12)

(j)  Other Material Contracts.

     1) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director. (13)
     2) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director. (13)
     3) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller. (13)
     4)  Power of Attorney for Bruce W. Calvert, Director. (13)
     5)  Power of Attorney for Henri de Castries, Director. (13)
     6)  Power of Attorney for Denis Duverne, Director. (13)
     7)  Power of Attorney for Mary R. (Nina) Henderson, Director. (13)
     8)  Power of Attorney for James F. Higgins, Director. (13)
     9)  Power of Attorney for W. Edwin Jarmain, Director. (13)
     10) Power of Attorney for Christina Johnson, Director. (13)
     11) Power of Attorney for Scott D. Miller, Director. (13)
     12) Power of Attorney for Joseph H. Moglia, Director. (13)
     13) Power of Attorney for Peter J. Tobin, Director. (13)
     14) Powers of Attorney (11)

(k)  Legal Opinion.

     1) Opinion and consent of Dodie Kent, Esq. (14)

(l)  Actuarial Opinion.  Not applicable.

(m)  Calculations. (8)

(n)  Other Opinions.

     1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (11)

(o) Omitted Financial Statements. No financial statements are omitted from Item 24.

(p)  Initial Capital Agreements. Not applicable.

(q)  Redeemability Exemption. (7)


--------------------

(1) Incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(2) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(3) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

(4) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

(5) Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72259) filed on April 18, 2001.

(6) Incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(7) Incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(8) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

(9) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(10) Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(11)  Filed herewith.

(12) Incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

(13) Incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005

(14) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-6 (333-72596), filed on April 28, 2005.

(15) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

Item 27.  Directors and Officers of the Depositor

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director


OTHER OFFICERS
--------------

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Leon Billis                                Executive Vice President

*Harvey Blitz                               Senior Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*James A. Shepherdson                       Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Deputy Chief Financial Officer

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer


     Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

     Item 29.  Indemnification

     The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.    PRINCIPAL UNDERWRITERS

         (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         AXA Advisors and AXA Distributors, both affiliates of AXA
Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

     (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)                       (2)              (3)             (4)           (5)
  NAME OF              NET UNDERWRITING
 PRINCIPAL              DISCOUNTS AND    COMPENSATION ON     BROKERAGE
UNDERWRITER              COMMISSIONS      ON REDEMPTION     COMMISSIONS   COMPENSATION
----------------------------------------------------------------------------------------
MSC                      $7,490,997             0               N/A            N/A
AXA Advisors, LLC            N/A               N/A              N/A            N/A
AXA Distributors, LLC        N/A               N/A              N/A            N/A

             Item 31.    Location of Accounts and Records

             All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

             Item 32.    Management Services

             All management contracts are discussed in Part A or Part B.

             Item 33.    Fee Representation

             MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2006.




                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2006.




                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2006

                                  EXHIBIT INDEX

EXHIBITS                                                           TAG VALUES
--------                                                           ----------
(j)(14)           Powers of Attorney                                EX-99.j(14)

(n)(1)            Consent of PricewaterhouseCoopers LLP,            EX-99.n(1)
                  independent registered public accounting firm.